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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                   	Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Bond VCT Portfolio
               Schedule of Investments  9/30/2009 (unaudited)

Principal Floating
Amount($) Rate (d)                                                  Value
               CONVERTIBLE CORPORATE BONDS - 0.9 %
               Energy - 0.4 %
               Coal & Consumable Fuels - 0.2 %
195,000        Massey Energy Co., 3.25%, 8/1/15                   $ 155,025
               Oil & Gas Drilling - 0.2 %
100,000        Transocean Sedco, 1.625%, 12/15/37                 $ 99,500
               Total Energy                                       $ 254,525
               Consumer Services - 0.1 %
               Casinos & Gaming - 0.1 %
86,000         Scientific Games Corp., 0.75%, 12/1/24             $ 84,710
               Total Consumer Services                            $ 84,710
               Banks - 0.1 %
               Regional Banks - 0.1 %
95,000         National City Corp., 4.0%, 2/1/11                  $ 95,713
               Total Banks                                        $ 95,713
               Telecommunication Services - 0.3 %
               Integrated Telecommunication Services - 0.3 %
189,000        Qwest Communications International, 3.5%, 11/15/25 $ 190,654
               Total Telecommunication Services                   $ 190,654
               TOTAL CONVERTIBLE CORPORATE BONDS                  $ 625,602
               (Cost  $502,372)

               CONVERTIBLE PREFERRED STOCKS - 0.7 %
               Diversified Financials - 0.6 %
               Diversified Financial Services - 0.6 %
475            Bank of America Corp., 7.25%, 12/31/49             $ 403,745
               Total Diversified Financials                       $ 403,745
               Insurance - 0.1 %
               Life & Health Insurance - 0.1 %
4,800          Delphi Financial Group, 7.376%, 5/15/37            $ 81,648
               Total Insurance                                    $ 81,648
               TOTAL CONVERTIBLE PREFERRED STOCKS                 $ 485,393
               (Cost  $455,877)

               ASSET BACKED SECURITIES - 2.7 %
               Materials - 0.0 %
               Steel - 0.0 %
4,548     0.35 CXHE 2006-A AV2, Floating Rate Note, 6/25/36       $  4,467
               Total Materials                                    $  4,467
               Consumer Services - 0.2 %
               Restaurants - 0.2 %
200,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (1$ 164,070
               Total Materials                                    $ 164,070
               Food & Drug Retail - 0.1 %
               Food Retail - 0.1 %
155,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37   $ 100,750
               Total Materials                                    $ 100,750
               Banks - 2.0 %
               Thrifts & Mortgage Finance - 2.0 %
46,656    0.65 Carrington Mortgage Loan Trust, Floating Rate Note,$ 39,155
100,000   0.35 Carrington Mortgage Loan Trust, Floating Rate Note,  72,716
91,357    0.40 Carrington Mortgage Loan Trust, Floating Rate Note,  59,969
190,000   0.76 Countrywide Asset Backed Certificates, Floating Rat  154,487
333,028   0.60 Countrywide Asset Backed Certificates, Floating Rat  307,010
177,014   0.67 Countrywide Asset Backed Certificates, Floating Rat  168,269
36,061    5.07 Countrywide Asset Backed Certificates, Floating Rat  34,772
127,155        FBR Securitization Trust, 2.76188%, 9/25/35          113,665
35,680    0.44 FFML 2006-FF4 A2, Floating Rate Note, 3/25/36        22,027
11,574    0.79 First Franklin Mortgage Loan Asset Backed Certifica   9,869
28,689    0.36 Fremont Home Loan Trust, Floating Rate Note, 2/25/3  27,135
31,554    0.51 GSAMP Trust, Floating Rate Note, 11/25/35            29,786
59,557    0.68 GSAMP Trust, Floating Rate Note, 3/25/35             56,948
134,040        Local Insight Media Finance LLC, 5.88%, 10/23/37     80,424
71,832    0.31 Morgan Stanley Capital, Inc., Floating Rate Note, 1  65,434
18,984    0.66 Morgan Stanley Capital, Inc., Floating Rate Note, 3  18,710
44,710    0.30 Morgan Stanley IXIS Real Estate, Floating Rate Note  43,299
148,933   0.50 SASC 2007-BC4 A3, Floating Rate Note, 11/25/37       134,196
                                                                  $1,437,871
               Total Banks                                        $1,437,871
               Diversified Financials - 0.4 %
               Consumer Finance - 0.2 %
40,175    0.37 Nomura Home Equity Trust, Floating Rate Note, 3/25/$ 38,457
100,000   0.69 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35        75,671
                                                                  $ 114,128
               Diversified Financial Services - 0.0 %
27,000    0.69 Asset Backed Securities Corp., Floating Rate Note, $ 24,863
               Investment Banking & Brokerage - 0.1 %
110,000   0.41 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37     $ 38,222
               Specialized Finance - 0.1 %
70,000    0.63 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26      $ 66,269
               Total Diversified Financials                       $ 243,482
               TOTAL ASSET BACKED SECURITIES                      $1,950,640
               (Cost  $1,863,350)

               COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5 %
               Commercial Services & Supplies - 0.1 %
               Diversified Support Services - 0.1 %
70,000         CW Capital Cobalt, Ltd., 5.174%, 8/15/48           $ 69,905
               Total Commercial Services & Supplies               $ 69,905
               Banks - 5.0 %
               Thrifts & Mortgage Finance - 5.0 %
183,001        Banc of America Alternative Loan Trust, 5.5%, 9/25/$ 169,448
230,376        Chase Mortgage Finance Corp., 5.5%, 5/25/37          209,066
84,456         Countrywide Alternative Loan Trust, 5.0%, 7/25/18    83,479
350,000        GMAC Commercial Mortgage Securities, Inc., 4.864%,   338,814
175,000        GS Mortgage Securities Corp. II, 7.12%, 11/18/29     187,460
72,916    0.65 IMPAC CMB Trust, Floating Rate Note, 11/25/35        49,484
29,356    1.05 IMPAC Securities Assets Corp, Floating Rate Note, 1  21,926
118,145   0.60 IMPAC Securities Assets Corp, Floating Rate Note, 5  81,899
100,000        JPMCC 2002-C3 B, 5.146%, 7/12/35                     98,254
200,000        JPMorgan Mortgage Trust, 4.5%, 8/25/19               192,750
236,922        JPMorgan Mortgage Trust, 6.0%, 8/25/34               214,415
78,918         Master Asset Securitization Trust, 5.5%, 11/25/33    79,551
133,892        Residential Funding Mortgage Securities I, 5.5%, 11  126,803
250,000   5.70 SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49      41,575
60,000         SBA CMBS Trust, 6.709%, 11/15/36                     59,100
40,000         TSTAR 2006-1 B, 5.7467%, 10/15/36                    36,000
315,000        TSTAR 2006-1A A, 5.668%, 10/15/36                    286,650
400,000        Wachovia Bank Commercial Mortgage Trust, 4.803%, 10  386,007
65,458,36 0.02 Wachovia Bank Commercial Mortgage Trust, Floating R  116,503
134,983        WAMU Mortgage Pass-Through Certificate, 4.5%, 8/25/  131,996
177,192   0.48 WAMU Mortgage Pass-Through Certificate, Floating Ra  111,132
100,000        WBCMT 2003-C9 B, 5.109%, 12/15/35                    88,655
180,200        Wells Fargo Mortgage Backed Securities, 5.0%, 11/25  178,116
153,476        Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/  140,958
80,742         Wells Fargo Mortgage Backed Securities, 5.25, 12/25  80,414
124,104   4.57 WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33       120,053
                                                                  $3,630,508
               Total Banks                                        $3,630,508
               Diversified Financials - 1.7 %
               Diversified Finance Services - 1.4 %
130,000   6.28 Chase Commercial Mortgage Securities Corp., Floatin$ 136,449
128,769        CMSI 2006-1 3A1, 5.0%, 2/25/36                       111,959
150,000        Crown Castle Towers LLC, 4.878%, 6/15/35             150,000
155,000        Crown Castle Towers LLC, 5.362%, 11/15/36            155,930
12,233         First Horizon Mortgage Pass- Through Trust, 5.0%, 3  12,337
156,224        JPMorgan Alternative Loan Trust, 6.0%, 3/25/36       111,572
282,434        Master Alternative Loans Trust, 6.0%, 7/25/34        241,481
30,641         Morgan Stanley Capital I, 5.25%, 12/25/17            29,989
11,660         Morgan Stanley Capital I, 7.0%, 7/25/33              10,728
53,829         RALI 2005-QA10 A41, 5.7412%, 9/25/35                 36,304
5,074          Salomon Brothers Mortgage Securities. 8.0%, 9/25/30   4,575
                                                                  $1,001,324
               Investment Banking & Brokerage - 0.3 %
160,000        Banc of America Commercial Mortgage, Inc., 4.877%, $ 155,249
9,107,701      MSDWC 2000-1345 X, 0.7259%, 9/3/15                   51,367
                                                                  $ 206,616
               Total Diversified Financials                       $1,207,940
               Real Estate - 0.4 %
               Mortgage Real Estate Investment Trusts - 0.4 %
266,405        CS First Boston Mortgage Security, 3.5%, 7/25/18   $ 255,098
30,659         CS First Boston Mortgage Security, 7.0%, 5/25/32     17,072
                                                                  $ 272,170
               Total Real Estate                                  $ 272,170
               Government - 3.3 %
               Government - 3.3 %
1,343,458      Fannie Mae-Aces, 6.3%, 4/25/19                     $1,475,113
29,425         Federal Home Loan Bank, 5.0%, 1/15/16                30,056
250,000        Federal Home Loan Bank, 5.5%, 2/15/33                262,722
150,000        Freddie Mac, 3.8%, 1/15/18                           154,673
99,180         Freddie Mac, 5.0%, 8/15/35                           102,162
317,562        Freddie Mac, 5.5%, 7/15/28                           324,909
34,258         Freddie Mac, 6.1%, 9/15/18                           34,412
                                                                  $2,384,047
               Total Government                                   $2,384,047
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          $7,564,570
               (Cost  $7,761,027)

               CORPORATE BONDS - 40.0 %
               Energy - 5.4 %
               Integrated Oil & Gas - 0.4 %
60,000         Marathon Oil Corp., 5.9%, 3/15/18                  $ 62,706
215,000        Petro-Canada, 4.0%, 7/15/13                          215,214
                                                                  $ 277,920
               Oil & Gas Drilling - 0.5 %
380,000        Transocean Sedco, 1.5%, 12/15/37                   $ 366,700
               Oil & Gas Equipment & Services - 0.5 %
100,000   4.43 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A$ 79,000
195,000        Weatherford International, Ltd., 9.625%, 3/1/19      244,107
                                                                  $ 323,107
               Oil & Gas Exploration & Production - 0.8 %
135,000        Canadian Natural Resource, 5.9%, 2/1/18            $ 143,944
60,000         Chesapeake Energy Corp., 9.5%, 2/15/15               63,150
50,000         Denbury Resources, Inc., 9.75%, 3/1/16               53,125
128,834        Gazprom International SA, 7.201%, 2/1/20 REGS        132,699
100,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)            91,880
65,000         TNK-BP Finance SA, 7.5%, 7/18/16 (144A)              63,213
                                                                  $ 548,011
               Oil & Gas Refining & Marketing - 0.6 %
200,000        Spectra Energy Capital, 6.2%, 4/15/18              $ 212,825
210,000        Valero Energy Corp., 9.375%, 3/15/19                 244,708
                                                                  $ 457,533
               Oil & Gas Storage & Transporation - 2.7 %
50,000         Boardwalk Pipelines LLC, 5.5%, 2/1/17              $ 49,027
90,000         Buckeye Partners LP, 6.05%, 1/15/18                  94,099
220,000        DCP Midstream, 9.75%, 3/15/19                        262,817
125,000        Holly Energy Partners LP, 6.25%, 3/1/15              114,375
250,000        Kinder Morgan Energy, 5.95%, 2/15/18                 261,530
250,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)             274,276
250,000        Plains All America Pipeline, 6.125%, 1/15/17         259,486
265,000        Questar Pipeline Co., 5.83%, 2/1/18                  280,516
275,000        Southern Union Co., 7.2%, 11/1/66                    216,563
100,000        Trans-Canada Pipelines, 7.125%, 1/15/09              117,982
                                                                  $1,930,671
               Total Energy                                       $3,903,942
               Materials - 2.7 %
               Aluminum - 0.4 %
285,000        Novelis, Inc., 7.25%, 2/15/15                      $ 246,525
               Construction Materials - 0.0 %
30,000         Holcim, Ltd., 6.0%, 12/30/19 (144A)                $ 30,365
               Diversified Metals & Mining - 0.7 %
135,000        Anglo American Capital Plc, 9.375%, 4/8/14         $ 157,275
200,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                 236,037
120,000        Teck Resources, Ltd., 10.25%, 5/15/16                135,600
                                                                  $ 528,912
               Fertilizers & Agricultural Chemicals - 0.9 %
350,000        Agrium, Inc., 6.75%, 1/15/19                       $ 379,068
220,000        Potash Corp. Saskatchewan, 4.875%, 3/1/13            232,231
                                                                  $ 611,299
               Specialty Chemicals - 0.2 %
155,000        Cytec Industries, Inc., 8.95%, 7/1/17              $ 171,335
               Steel - 0.5 %
260,000        ArcelorMittal, 6.125%, 6/1/18                      $ 256,141
80,000         Commercial Metals Co., 7.35%, 8/15/18                84,462
                                                                  $ 340,603
               Total Materials                                    $1,929,039
               Capital Goods - 3.1 %
               Aerospace & Defense - 0.5 %
190,000        Boeing Co., 5.125%, 2/15/13                        $ 204,329
215,000        Esterline Tech, 6.625%, 3/1/17                       206,400
                                                                  $ 410,729
               Building Products - 0.2 %
220,000   6.72 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49$ 173,628
               Construction & Farm Machinery & Heavy Trucks - 0.1 %
65,000         Cummins, Inc., 6.75%, 2/15/27                      $ 57,437
               Electrical Component & Equipment - 0.8 %
205,000        Anixter International Corp., 5.95%, 3/1/15         $ 181,169
395,000        Belden CDT, Inc., 7.0%, 3/15/17                      375,744
                                                                  $ 556,913
               Industrial Conglomerates - 0.4 %
215,000        Tyco Electronics Group SA, 6.55%, 10/1/17          $ 225,066
40,000         Tyco International Finance SA, 8.5%, 1/15/19         48,758
                                                                  $ 273,824
               Industrial Machinery - 0.3 %
160,000        Ingersoll-Rand Global Holding, 9.5%, 4/15/14       $ 189,061
               Trading Companies & Distributors - 0.8 %
50,000         Ace Hardware Corp., 9.125%, 6/1/16 (144A)          $ 52,250
340,000        GATX Financial Corp., 6.0%, 2/15/18                  324,658
210,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)           201,427
                                                                  $ 578,335
               Total Capital Goods                                $2,239,927
               Commercial Services & Supplies - 0.3 %
               Office Services & Supplies - 0.3 %
225,000        Pitney Bowes, Inc., 5.6%, 3/15/18                  $ 240,429
               Total Commercial Services & Supplies               $ 240,429
               Transportation - 1.1 %
               Railroads - 1.1 %
75,000         Burlington Sante Fe Corp., 7.0%, 2/1/14            $ 85,763
135,000        Burlington Sante Fe Corp., 5.75%, 3/15/18            146,644
235,000        Kansas City Southern Mex, 7.625%, 12/1/13            227,950
305,000        Union Pacific Corp., 5.7%, 8/15/18                   328,993
                                                                  $ 789,350
               Total Transportation                               $ 789,350
               Automobiles & Components - 0.5 %
               Auto Parts & Equipment - 0.5 %
490,000        Lear Corp., 8.75%, 12/1/16                         $ 323,400
               Total Automobiles & Components                     $ 323,400
               Consumer Durables & Apparel - 0.4 %
               Household Appliances - 0.4 %
255,000        Whirlpool Corp., 5.5%, 3/1/13                      $ 258,589
               Total Consumer Durables & Apparel                  $ 258,589
               Consumer Services - 0.6 %
               Education Services - 0.6 %
165,000        Leland Stanford Junior University, 4.75%, 5/1/19   $ 173,818
150,000        President & Fellows of Harvard, 3.7%, 4/1/13         155,367
105,000        President & Fellows of Harvard, 6.3%, 10/1/37        113,449
                                                                  $ 442,634
               Total Consumer Services                            $ 442,634
               Media - 0.8 %
               Broadcasting - 0.3 %
165,000        Grupo Telivisa SA, 6.0%, 5/15/18 (144A)            $ 165,769
40,000         News America, Inc., 5.65%, 8/15/20 (144A)            40,549
                                                                  $ 206,318
               Cable & Satellite - 0.4 %
100,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A)     $ 107,725
135,000        Comcast Corp., 5.3%, 1/15/14                         144,458
50,000         Time Warner Cable, Inc., 8.25%, 4/1/19               60,435
35,000         Time Warner Cable, Inc., 8.75, 2/14/19               43,118
                                                                  $ 355,736
               Total Media                                        $ 562,054
               Retailing - 0.2 %
               Specialty Stores - 0.2 %
115,000        Sally Holdings, 9.25%, 11/15/14 (144A) (b)         $ 119,025
               Total Retailing                                    $ 119,025
               Food, Beverage & Tobacco - 2.0 %
               Agricultural Products - 0.4 %
250,000        Cargill, Inc., 5.2%, 1/22/13 (144A)                $ 262,149
               Brewers - 0.7 %
140,000        Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/15/19$ 165,656
280,000        Miller Brewing Co., 5.5%, 8/15/13 (144A)             295,914
                                                                  $ 461,570
               Distillers & Vintners - 0.4 %
265,000        Constellation Brands, Inc., 8.375%, 12/15/14       $ 276,263
               Soft Drinks - 0.4 %
280,000        Bottling Group LLC, 5.0%, 11/15/13                 $ 303,530
               Tobacco - 0.1 %
100,000        UST, Inc., 5.75%, 3/1/18                           $ 96,383
               Total Food, Beverage & Tobacco                     $1,399,895
               Health Care Equipment & Services - 0.7 %
               Health Care Facilities - 0.4 %
247,190        HCA, Inc., 9.625%, 11/15/16                        $ 257,078
25,000         HCA, Inc., 8.5%, 4/15/19                             26,125
                                                                  $ 283,203
               Managed Health Care - 0.2 %
195,000        United Health Group, 4.875%, 2/15/13               $ 202,678
               Total Health Care Equipment & Services             $ 485,881
               Pharmaceuticals & Biotechnology - 0.5 %
               Biotechnology - 0.5 %
335,000        Biogen Idec, Inc., 6.0%, 3/1/13                    $ 356,082
               Total Pharmaceuticals & Biotechnology              $ 356,082
               Banks - 4.6 %
               Diversified Banks - 1.1 %
220,000        Barclays Plc, 6.05%, 12/4/17                       $ 221,401
250,000        BNP Paribas, 1.34438%, 4/27/17                       232,369
100,000        Industrial Bank of Korea, 7.125%, 4/23/14            109,741
210,000        Wachovia Corp., 5.75%, 6/15/17                       221,860
                                                                  $ 785,371
               Regional Banks - 3.5 %
250,000        American Express Bank FSB, 5.5%, 4/16/13           $ 263,853
150,000        KeyBank NA, 5.8%, 7/1/14                             145,418
150,000        Keycorp, 6.5%, 5/14/13                               153,551
145,000        Mellon Funding Corp., 5.5%, 11/15/18                 150,716
250,000        PNC Bank NA, 6.0%, 12/7/17                           255,641
100,000   8.25 PNC Funding Corp., Floating Rate Note, 5/29/49       95,262
250,000        Sovereign Bancorp, 8.75%, 5/30/18                    288,197
490,000        State Street Capital, 8.25%, 3/15/42                 479,759
500,000        US Bancorp, 6.189%, 4/15/49                          383,750
210,000        Wachovia Bank NA, 6.0%, 11/15/17                     220,333
125,000        Wells Fargo & Co., Floating Rate Note, 12/29/49      110,000
                                                                  $2,546,480
               Total Banks                                        $3,331,851
               Diversified Financials - 5.4 %
               Asset Management & Custody Banks - 0.3 %
205,000        Eaton Vance Corp., 6.5%, 10/2/17                   $ 221,405
               Consumer Finance - 1.6 %
335,000        American General Finance, 6.9%, 12/15/17           $ 234,293
305,000        American Honda Finance, 6.7%, 10/1/13 (144A)         332,264
65,000         Capital One Financial Corp., 7.375%, 5/23/14         72,541
200,000        Caterpillar Financial, 7.05%, 10/1/18                230,327
415,000   4.00 SLM Corp., Floating Rate Note, 7/25/14               284,453
                                                                  $1,153,878
               Diversified Finance Services - 0.8 %
565,000        JPMorgan Chase & Co., 7.9%, 4/29/49                $ 542,496
38,878         Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)  39,690
                                                                  $ 582,186
               Investment Banking & Brokerage - 1.8 %
915,000   5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/49$ 658,800
200,000        Merrill Lynch & Co., 5.45%, 2/5/13                   207,384
380,000        Morgan Stanley Dean Witter, 6.625%, 4/1/18           401,821
                                                                  $1,268,005
               Specialized Finance - 0.9 %
363,728        Coso Geothermal Power, 7.0%, 7/15/26 (144A)        $ 318,262
155,000        International Lease Finance Corp., 6.375%, 3/25/13   124,303
180,000        National Rural Utilities Corp., 5.45%, 2/1/18        190,353
                                                                  $ 632,918
               Total Diversified Financials                       $3,858,392
               Insurance - 3.1 %
               Insurance Brokers - 0.1 %
115,000        Leucadia National, 7.125%, 3/15/17 (144A)          $ 110,400
               Life & Health Insurance - 0.9 %
110,000        Lincoln National Corp., 8.75%, 7/1/19              $ 127,222
270,000        MetLife, Inc., 10.75%, 8/1/39 (b)                    325,350
180,000        Prudential Financial, 5.15%, 1/15/13                 185,310
                                                                  $ 637,882
               Multi-Line Insurance - 0.5 %
275,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)         $ 201,049
100,000        Liberty Mutual Group, 7.3%, 6/15/14 (144A)           97,591
65,000   10.75 Liberty Mutual Group, Floating Rate Note, 6/15/58 (  61,750
                                                                  $ 360,390
               Property & Casualty Insurance - 0.7 %
365,000        Hanover Insurance Group, 7.625%, 10/15/25          $ 310,250
255,000        Kingsway America, Inc., 7.5%, 2/1/14                 212,606
                                                                  $ 522,856
               Reinsurance - 0.8 %
145,000        Berkshire Hathway, Inc., 5.0%, 8/15/13             $ 157,486
140,000  14.00 MBIA Insurance Corp., Floating Rate Note, 1/15/33    61,600
370,000        Platinum Underwriters HD, 7.5%, 6/1/17               355,411
                                                                  $ 574,497
               Total Insurance                                    $2,206,025
               Real Estate - 2.7 %
               Diversified Real Estate Activities - 0.4 %
270,000        WEA Finance LLC, 7.125%, 4/15/18                   $ 281,463
40,000         WEA Finance LLC, 7.5%, 6/2/14 (144A)                 43,108
                                                                  $ 324,571
               Mortgage Real Estate Investment Trusts - 0.5 %
325,000        Dexus Finance Pty, Ltd., 7.125%, 10/15/14          $ 324,090
               Office Real Estate Investment Trusts - 0.2 %
50,000         Mack-Cali Realty LP, 5.125%, 1/15/15               $ 45,951
100,000        Mack-Cali Realty LP, 5.125%, 2/15/14                 96,044
                                                                  $ 141,995
               Real Estate Operating Companies - 0.4 %
250,000        Forest City Enterprises, 6.5%, 2/1/17              $ 160,000
150,000        Forest City Enterprises, 7.625%, 6/1/15              121,500
                                                                  $ 281,500
               Retail Real Estate Investment Trusts - 0.3 %
185,000        Trustreet Properties, Inc., 7.5%, 4/1/15           $ 197,290
               Specialized Real Estate Investment Trusts - 1.0 %
260,000        Health Care, Inc., 6.0%, 11/15/13                  $ 255,238
325,000        Hospitality Properties Trust, 7.875%, 8/15/14        325,625
55,000         Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)   54,588
65,000         Ventas Realty LP/V, 6.5%, 6/1/16                     63,050
                                                                  $ 698,501
               Total Real Estate                                  $1,967,947
               Software & Services - 0.3 %
               Data Processing & Outsourced Services - 0.3 %
245,000        First Data Corp., 9.875%, 9/24/15 (144A)           $ 226,319
               Total Software & Services                          $ 226,319
               Technology Hardware & Equipment - 0.3 %
               Computer Storage & Peripherals - 0.1 %
60,000         Seagate Technology International, 10.0%, 5/1/14    $ 65,550
               Electronic Equipment & Instruments - 0.2 %
135,000        Agilent Technologies, Inc., 6.5%, 11/1/17          $ 140,486
               Total Technology Hardware & Equipment              $ 206,036
               Semiconductors - 0.3 %
               Semiconductor Equipment - 0.3 %
200,000        Klac Instruments Corp 6.9%, 5/1/18                 $ 209,053
               Total Semiconductors                               $ 209,053
               Telecommunication Services - 0.9 %
               Integrated Telecommunication Services - 0.9 %
155,000        Embarq Corp., 7.082%, 6/1/16                       $ 168,416
80,000         Frontier Communication, 8.125%, 10/1/18              80,500
130,000        Frontier Communications Corp., 8.25%, 5/1/14         134,550
10,000         Telecom Italia Capital, 4.875%, 10/1/10              10,279
250,000        Windstream Corp., 8.125%, 8/1/13                     256,875
                                                                  $ 650,620
               Total Telecommunication Services                   $ 650,620
               Utilities - 4.1 %
               Electric Utilities - 2.5 %
100,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/$ 113,755
30,000         Commonwealth Edison, 6.15%, 9/15/17                  33,150
93,653         Crocket Cogeneration, 5.869%, 3/30/25 (144A)         90,862
90,000         Entergy Gulf States, 5.7%, 6/1/15                    90,850
90,781         FPL Energy National Wind, 6.125%, 3/25/19 (144A)     82,838
126,960        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)      120,295
200,000        Israel Electric Corp., 7.25%, 1/15/19 (144A)         213,183
60,000         Neveda Power Co., 6.5%, 8/1/18                       65,640
465,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A)    467,651
44,748         Orcal Geothermal, 6.21%, 12/30/20 (144A)             34,412
185,000        Public Service of New Mexico, 7.95%, 5/15/18         186,589
160,000        TXU Energy Co., 10.25%, 11/1/15 (b)                  115,200
225,000        West Penn Power Co., 5.95%, 12/15/17                 238,293
                                                                  $1,852,718
               Gas Utilities - 0.3 %
255,000        Nakilat, Inc. 6.267%, 12/31/33 (144A)              $ 232,037
               Independent Power Producer & Energy Traders - 0.9 %
235,000        Intergen NV, 9.0%, 6/30/17                         $ 242,050
140,000        Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)     131,068
160,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)        148,976
138,401        Tenaska Alabama, 7.0%, 6/30/21 (144A)                125,657
                                                                  $ 647,751
               Multi-Utilities - 0.3 %
65,000         Dominion Resources, Inc., 6.4%, 6/15/18            $ 72,762
160,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)             143,200
                                                                  $ 215,962
               Total Utilities                                    $2,948,468
               TOTAL CORPORATE BONDS                              $28,654,958
               (Cost  $27,343,545)

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.8 %
500,000        Farmer Mac GTD, 5.125%, 4/19/17 (144A)             $ 541,584
83,229         Federal Home Loan Mortgage Corp., 5.0%, 12/1/21      87,748
303,000        Federal Home Loan Mortgage Corp., 5.0%, 12/14/18     312,485
232,388        Federal Home Loan Mortgage Corp., 5.0%, 9/1/22       244,425
137,864        Federal Home Loan Mortgage Corp., 5.5%, 9/1/33       145,087
33,344         Federal Home Loan Mortgage Corp., 6.0% 10/1/32       35,503
44,632         Federal Home Loan Mortgage Corp., 6.0%, 1/1/34       47,410
64,930         Federal Home Loan Mortgage Corp., 6.0%, 11/1/32      69,134
166,643        Federal Home Loan Mortgage Corp., 6.0%, 11/1/32      177,433
24,400         Federal Home Loan Mortgage Corp., 6.0%, 12/1/32      25,980
66,168         Federal Home Loan Mortgage Corp., 6.0%, 12/1/32      70,452
98,869         Federal Home Loan Mortgage Corp., 6.0%, 2/1/33       105,271
381,594        Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       405,826
97,460         Federal Home Loan Mortgage Corp., 6.5% 4/1/32        104,804
26,211         Federal Home Loan Mortgage Corp., 6.5%, 1/1/29       28,268
43,561         Federal Home Loan Mortgage Corp., 6.5%, 10/1/31      46,898
18,546         Federal Home Loan Mortgage Corp., 6.5%, 2/1/32       19,966
9,033          Federal Home Loan Mortgage Corp., 6.5%, 3/1/11        9,318
6,179          Federal Home Loan Mortgage Corp., 6.5%, 3/1/32        6,645
13,356         Federal Home Loan Mortgage Corp., 6.5%, 4/1/31       14,379
32,743         Federal Home Loan Mortgage Corp., 6.5%, 7/1/32       35,210
67,020         Federal Home Loan Mortgage Corp., 7.0%, 10/1/46      72,164
7,881          Federal Home Loan Mortgage Corp., 7.0%, 2/1/31        8,670
9,697          Federal Home Loan Mortgage Corp., 7.0%, 3/1/32       10,665
1,239          Federal Home Loan Mortgage Corp., 7.0%, 4/1/30        1,363
15,842         Federal Home Loan Mortgage Corp., 7.0%, 4/1/32       17,428
16,677         Federal Home Loan Mortgage Corp., 7.0%, 8/1/22       17,764
41,859         Federal Home Loan Mortgage Corp., 7.0%, 9/1/22       44,589
15,484         Federal Home Loan Mortgage Corp., 7.5%, 8/1/31       17,394
578,414        Federal National Mortgage Association, 4.0%, 3/1/36  573,744
83,286         Federal National Mortgage Association, 4.0%, 7/1/18  86,783
408,769        Federal National Mortgage Association, 4.5%, 3/1/37  432,171
133,584        Federal National Mortgage Association, 4.5%, 4/1/19  140,695
657,115        Federal National Mortgage Association, 5.0%, 12/1/1  698,544
785,854        Federal National Mortgage Association, 5.0%, 3/1/33  815,847
113,488        Federal National Mortgage Association, 5.0%, 7/1/19  120,288
122,501        Federal National Mortgage Association, 5.5%, 12/1/3  128,728
463,890        Federal National Mortgage Association, 5.5%, 2/1/18  499,444
7,708          Federal National Mortgage Association, 5.5%, 2/1/33   8,078
128,040        Federal National Mortgage Association, 5.5%, 3/1/18  137,193
199,796        Federal National Mortgage Association, 5.5%, 4/1/18  215,106
92,595         Federal National Mortgage Association, 5.5%, 6/1/33  98,533
265,102        Federal National Mortgage Association, 5.5%, 7/1/23  281,446
387,465        Federal National Mortgage Association, 5.5%, 9/1/17  415,162
172,469        Federal National Mortgage Association, 5.5%, 9/1/33  181,451
127,210        Federal National Mortgage Association, 5.9% 7/1/28   136,237
60,188         Federal National Mortgage Association, 6.0% 6/1/33   64,048
17,070         Federal National Mortgage Association, 6.0%, 1/1/29  18,223
12,401         Federal National Mortgage Association, 6.0%, 1/1/29  13,329
24,362         Federal National Mortgage Association, 6.0%, 10/1/3  25,947
26,554         Federal National Mortgage Association, 6.0%, 11/1/3  28,282
60,968         Federal National Mortgage Association, 6.0%, 11/1/3  64,934
127,660        Federal National Mortgage Association, 6.0%, 11/1/3  135,966
23,751         Federal National Mortgage Association, 6.0%, 12/1/1  24,620
28,463         Federal National Mortgage Association, 6.0%, 12/1/3  30,333
62,715         Federal National Mortgage Association, 6.0%, 4/1/33  66,795
23,729         Federal National Mortgage Association, 6.0%, 6/1/15  25,002
97,913         Federal National Mortgage Association, 6.0%, 7/1/34  104,039
1,000,000      Federal National Mortgage Association, 6.0%, 8/1/37 1,057,250
1,000,000      Federal National Mortgage Association, 6.0%, 8/1/38 1,056,413
56,294         Federal National Mortgage Association, 6.0%, 9/1/29  60,062
66,721         Federal National Mortgage Association, 6.0%, 9/1/34  70,895
25,551         Federal National Mortgage Association, 6.5%, 1/1/29  27,628
32,158         Federal National Mortgage Association, 6.5%, 1/1/32  34,722
3,022          Federal National Mortgage Association, 6.5%, 10/1/3   3,263
25,494         Federal National Mortgage Association, 6.5%, 10/1/3  27,527
29,586         Federal National Mortgage Association, 6.5%, 11/1/2  32,019
14,711         Federal National Mortgage Association, 6.5%, 2/1/32  15,884
17,175         Federal National Mortgage Association, 6.5%, 3/1/32  18,490
64,214         Federal National Mortgage Association, 6.5%, 3/1/32  69,294
14,964         Federal National Mortgage Association, 6.5%, 3/1/32  16,157
62,155         Federal National Mortgage Association, 6.5%, 4/1/32  67,072
17,917         Federal National Mortgage Association, 6.5%, 7/1/21  19,458
33,850         Federal National Mortgage Association, 6.5%, 7/1/32  36,528
155,194        Federal National Mortgage Association, 6.5%, 7/1/34  166,841
30,536         Federal National Mortgage Association, 6.5%, 8/1/32  32,970
53,689         Federal National Mortgage Association, 6.5%, 8/1/32  57,936
26,079         Federal National Mortgage Association, 6.5%, 8/1/32  28,142
13,493         Federal National Mortgage Association, 6.5%, 9/1/32  14,560
1,117          Federal National Mortgage Association, 7.0%, 1/1/29   1,236
12,281         Federal National Mortgage Association, 7.0%, 1/1/32  13,561
12,372         Federal National Mortgage Association, 7.0%, 3/1/12  12,854
14,637         Federal National Mortgage Association, 7.0%, 5/1/22  15,653
5,748          Federal National Mortgage Association, 7.0%, 7/1/31   6,347
12,186         Federal National Mortgage Association, 7.0%, 8/1/19  13,535
17,758         Federal National Mortgage Association, 7.0%, 9/1/18  19,715
33,599         Federal National Mortgage Association, 7.0%, 9/1/30  37,158
7,129          Federal National Mortgage Association, 7.5%, 2/1/31   7,987
3,489          Federal National Mortgage Association, 8.0%, 1/1/31   3,955
21,914         Federal National Mortgage Association, 8.0%, 10/1/3  24,844
28,005         Federal National Mortgage Association, 8.0%, 2/1/29  31,686
4,598          Federal National Mortgage Association, 8.0%, 2/1/30   5,212
3,190          Federal National Mortgage Association, 8.0%, 2/1/30   3,615
78,015         Federal National Mortgage Association, 8.0%, 3/1/31  88,431
3,332          Federal National Mortgage Association, 8.0%, 4/1/30   3,778
6,907          Federal National Mortgage Association, 8.0%, 5/1/31   7,830
12,383         Federal National Mortgage Association, 8.0%, 7/1/30  14,039
12,320         Federal National Mortgage Association, 9.5%, 2/1/21  13,762
56,737         Government National Mortgage Association I, 6.0%, 2  60,549
153,653        Government National Mortgage Association II, 5.0%,   162,514
458,716        Government National Mortgage Association II, 5.5%,   484,528
149,847        Government National Mortgage Association II, 5.9%,   159,934
327,562        Government National Mortgage Association II, 6.0%,   349,091
91,887         Government National Mortgage Association II, 6.0%,   98,216
29,273         Government National Mortgage Association II, 6.0%,   31,303
68,875         Government National Mortgage Association II, 6.0%,   73,587
13,450         Government National Mortgage Association II, 6.5%,   14,536
5,882          Government National Mortgage Association II, 7.0%,    6,448
33,219         Government National Mortgage Association II, 7.0%,   36,395
17,556         Government National Mortgage Association II, 7.0%,   19,181
365,233        Government National Mortgage Association, 4.5%, 12/  386,045
118,408        Government National Mortgage Association, 4.5%, 12/  120,887
102,233        Government National Mortgage Association, 4.5%, 4/1  107,644
229,745        Government National Mortgage Association, 4.5%, 8/1  234,842
75,936         Government National Mortgage Association, 5.0%, 1/2  80,196
108,463        Government National Mortgage Association, 5.0%, 11/  114,669
123,598        Government National Mortgage Association, 5.0%, 3/1  128,685
190,508        Government National Mortgage Association, 5.0%, 5/1  202,042
108,969        Government National Mortgage Association, 5.0%, 7/1  115,307
111,509        Government National Mortgage Association, 5.0%, 7/1  118,261
106,297        Government National Mortgage Association, 5.0%, 9/1  110,805
315,195        Government National Mortgage Association, 5.5%, 10/  333,072
120,360        Government National Mortgage Association, 5.5%, 10/  127,036
72,482         Government National Mortgage Association, 5.5%, 2/1  77,559
68,947         Government National Mortgage Association, 5.5%, 3/1  72,858
137,215        Government National Mortgage Association, 5.5%, 4/1  144,998
154,720        Government National Mortgage Association, 5.5%, 6/1  165,683
109,038        Government National Mortgage Association, 5.5%, 7/1  115,223
190,670        Government National Mortgage Association, 5.5%, 8/1  201,485
52,309         Government National Mortgage Association, 5.72%, 1/  55,569
94,277         Government National Mortgage Association, 5.72%, 10  100,153
44,056         Government National Mortgage Association, 6.0%, 1/1  47,017
157,383        Government National Mortgage Association, 6.0%, 1/1  167,858
59,703         Government National Mortgage Association, 6.0%, 10/  63,714
43,174         Government National Mortgage Association, 6.0%, 10/  46,075
12,676         Government National Mortgage Association, 6.0%, 10/  13,528
17,822         Government National Mortgage Association, 6.0%, 10/  19,020
122,057        Government National Mortgage Association, 6.0%, 11/  131,655
76,196         Government National Mortgage Association, 6.0%, 11/  81,316
174,632        Government National Mortgage Association, 6.0%, 12/  188,364
114,333        Government National Mortgage Association, 6.0%, 12/  121,943
113,399        Government National Mortgage Association, 6.0%, 2/1  121,771
150,512        Government National Mortgage Association, 6.0%, 3/1  160,036
3,056          Government National Mortgage Association, 6.0%, 4/1   3,283
81,873         Government National Mortgage Association, 6.0%, 4/1  87,291
52,749         Government National Mortgage Association, 6.0%, 5/1  56,701
47,876         Government National Mortgage Association, 6.0%, 6/2  51,278
180,742        Government National Mortgage Association, 6.0%, 7/1  192,738
14,796         Government National Mortgage Association, 6.0%, 8/1  15,636
63,529         Government National Mortgage Association, 6.0%, 8/1  68,233
70,116         Government National Mortgage Association, 6.0%, 8/1  74,687
141,527        Government National Mortgage Association, 6.0%, 8/1  150,483
61,636         Government National Mortgage Association, 6.0%, 9/1  65,778
340,097        Government National Mortgage Association, 6.0%, 9/1  361,618
52,312         Government National Mortgage Association, 6.5%, 1/1  55,722
41,094         Government National Mortgage Association, 6.5%, 10/  44,350
28,111         Government National Mortgage Association, 6.5%, 12/  30,339
11,279         Government National Mortgage Association, 6.5%, 12/  12,173
119,904        Government National Mortgage Association, 6.5%, 12/  129,407
17,265         Government National Mortgage Association, 6.5%, 12/  18,658
11,353         Government National Mortgage Association, 6.5%, 2/1  12,270
8,540          Government National Mortgage Association, 6.5%, 2/1   9,377
7,867          Government National Mortgage Association, 6.5%, 3/1   8,457
44,762         Government National Mortgage Association, 6.5%, 4/1  47,999
9,433          Government National Mortgage Association, 6.5%, 4/1  10,115
12,481         Government National Mortgage Association, 6.5%, 4/1  13,435
12,152         Government National Mortgage Association, 6.5%, 4/1  13,081
67,482         Government National Mortgage Association, 6.5%, 5/1  72,952
26,928         Government National Mortgage Association, 6.5%, 5/1  29,110
20,830         Government National Mortgage Association, 6.5%, 5/1  22,481
13,368         Government National Mortgage Association, 6.5%, 6/1  14,335
22,911         Government National Mortgage Association, 6.5%, 6/1  24,768
20,301         Government National Mortgage Association, 6.5%, 6/1  21,955
8,152          Government National Mortgage Association, 6.5%, 6/1   8,810
37,970         Government National Mortgage Association, 6.5%, 6/1  40,979
9,211          Government National Mortgage Association, 6.5%, 6/1   9,915
20,223         Government National Mortgage Association, 6.5%, 6/1  21,769
9,850          Government National Mortgage Association, 6.5%, 6/1  10,603
34,783         Government National Mortgage Association, 6.5%, 7/1  37,539
33,243         Government National Mortgage Association, 6.5%, 7/1  35,784
26,516         Government National Mortgage Association, 6.5%, 9/1  28,618
12,252         Government National Mortgage Association, 6.5%, 9/2  13,231
8,530          Government National Mortgage Association, 7.0%, 1/1   9,394
10,567         Government National Mortgage Association, 7.0%, 1/1  11,670
20,368         Government National Mortgage Association, 7.0%, 11/  22,456
20,162         Government National Mortgage Association, 7.0%, 11/  22,277
2,567          Government National Mortgage Association, 7.0%, 12/   2,837
23,902         Government National Mortgage Association, 7.0%, 2/1  26,352
5,946          Government National Mortgage Association, 7.0%, 2/1   6,571
25,899         Government National Mortgage Association, 7.0%, 4/1  28,553
10,043         Government National Mortgage Association, 7.0%, 4/1  11,072
13,250         Government National Mortgage Association, 7.0%, 5/1  14,641
46,572         Government National Mortgage Association, 7.0%, 5/1  51,136
15,350         Government National Mortgage Association, 7.0%, 6/1  16,952
29,626         Government National Mortgage Association, 7.0%, 7/1  32,626
14,598         Government National Mortgage Association, 7.0%, 7/1  16,121
4,902          Government National Mortgage Association, 7.0%, 7/1   5,414
10,214         Government National Mortgage Association, 7.0%, 8/1  11,286
2,642          Government National Mortgage Association, 7.0%, 9/1   2,912
2,235          Government National Mortgage Association, 7.5%, 1/1   2,507
2,212          Government National Mortgage Association, 7.5%, 1/1   2,481
2,946          Government National Mortgage Association, 7.5%, 10/   3,284
7,624          Government National Mortgage Association, 7.5%, 10/   8,545
19,068         Government National Mortgage Association, 7.5%, 11/  21,371
1,470          Government National Mortgage Association, 7.5%, 6/1   1,641
910            Government National Mortgage Association, 7.5%, 8/1   1,016
1              Government National Mortgage Association, 7.5%, 8/1     1
3,035          Government National Mortgage Association, 7.5%, 8/2   3,386
1,154          Government National Mortgage Association, 8.0%, 8/2   1,304
189,298        New Valley Generation I, 7.299%, 3/15/19             217,146
250,000        Tennessee Valley Authority, 4.75%, 8/1/13            270,423
1,200,000      U.S. Treasury Bond, 2.75%, 2/15/19                  1,145,156
1,000,000      U.S. Treasury Bond, 3.25%, 5/31/16                  1,024,453
95,000         U.S. Treasury Bond, 3.875%, 5/15/18                  99,564
847,000        U.S. Treasury Bonds, 6.25%, 8/15/23                 1,061,662
135,000        U.S. Treasury Bonds, 7.25%, 5/15/16                  170,870
100,000        U.S. Treasury Notes, 1.125%, 1/15/12                 100,000
555,000        U.S. Treasury Notes, 4.5%, 5/15/38                   597,232
500,000        U.S. Treasury Notes, 6.375%, 8/15/27                 649,844
600,000        U.S. Treasury Strip, 0.0%, 5/15/17                   467,278
830,000        U.S. Treasury, 3.125%, 5/15/19                       816,707
220,000        U.S. Treasury, 4.25%, 5/15/39                        227,597
                                                                  $26,416,434
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS           $26,416,434
               (Cost  $25,186,281)

               FOREIGN GOVERNMENT BONDS - 0.7 %
250,000        Aid-Egypt, 4.45%, 9/15/15                          $ 265,955
135,000        Bank of Korea Import/Export 8.125%, 1/21/14          154,640
90,000         Korea Development Bank 5.3%, 1/17/13                 93,505
                                                                  $ 514,100
               TOTAL FOREIGN GOVERNMENT BONDS                     $ 514,100
               (Cost  $466,982)

               SOVEREIGN ISSUE - 0.5 %
240,000        Financing Corp., 10.35%, 8/3/18                    $ 347,547
               TOTAL SOVEREIGN ISSUE                              $ 347,547
               (Cost  $329,080)

               MUNICIPAL BONDS - 0.8 %
               Municipal Higher Education - 0.8 %
275,000        California State University Revenue, 5.0%, 11/1/39 $ 287,482
275,000        Conneticut State Health & Education, 5.0%, 7/1/42    292,454
                                                                  $ 579,936
               TOTAL MUNICIPAL BONDS                              $ 579,936
               (Cost  $540,302)

               SENIOR FLOATING RATE LOAN OBLIGATIONS - 5.6 % **
               Materials - 0.5 %
               Paper Packaging - 0.5 %
17,674    2.56 Graham Packaging Co., Term B Loan, 10/7/11         $ 17,315
176,867   6.75 Graham Packaging Co., Term C Loan, 4/5/14            177,274
197,000   3.27 Graphic Packaging International, Inc., Incremental   191,952
                                                                  $ 386,541
               Total Materials                                    $ 386,541
               Capital Goods - 0.8 %
               Aerospace & Defense - 0.3 %
221,926   3.74 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14      $ 205,282
               Construction & Farm Machinery & Heavy Trucks - 0.5 %
57,314    8.00 Accuride Corp., Term Advance Loan, 1/31/12         $ 55,738
290,000   0.00 Oshkosh Corp., Term B Loan, 12/6/13                  290,342
                                                                  $ 346,080
               Total Capital Goods                                $ 551,362
               Commercial Services & Supplies - 0.2 %
               Environmental & Facilities Services - 0.2 %
196,985   2.24 Synagro Technologies, Inc., 1st Lien Term Loan, 4/2$ 160,050
               Total Commercial Services & Supplies               $ 160,050
               Transportation - 0.1 %
               Air Freight & Couriers - 0.1 %
15,083    0.18 Ceva Group Plc, Additional Pre-funded Term Loan, 11$ 12,394
45,182    3.25 Ceva Group Plc, U.S. Term Loan, 11/4/14              37,970
                                                                  $ 50,364
               Total Transportation                               $ 50,364
               Automobiles & Components - 0.3 %
               Tires & Rubber - 0.3 %
205,000   2.00 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/3$ 192,114
               Total Automobiles & Components                     $ 192,114
               Consumer Durables & Apparel - 0.1 %
               Housewares & Specialties - 0.1 %
48,700    2.78 Jarden Corp., Term B3 Loan, 1/24/12                $ 48,169
               Total Consumer Durables & Apparel                  $ 48,169
               Consumer Services - 0.3 %
               Casinos & Gaming - 0.3 %
50,000    6.00 Fontainebleau Las Vegas, Delayed Draw Term Loan, 6/$ 13,917
100,000   6.00 Fontainebleau Las Vegas, Initial Term Loan, 6/6/14   27,833
31,594    3.10 Gateway Casinos & Entertainment, Delayed Draw Term   25,591
155,989   3.10 Gateway Casinos & Entertainment, Term Advance Loan,  126,351
                                                                  $ 193,692
               Total Consumer Services                            $ 193,692
               Media - 0.3 %
               Broadcasting - 0.2 %
200,000   2.53 Univision Communication, Inc., Initial Term Loan, 9$ 169,875
               Cable & Satellite - 0.1 %
62,306    2.51 Knology, Inc., Term Loan, 6/30/12                  $ 61,060
               Total Media                                        $ 230,935
               Retailing - 0.1 %
               Internet Retail - 0.1 %
90,000    3.55 Ticketmaster Corp. L+3.25%, 7/25/14                $ 88,200
               Total Retailing                                    $ 88,200
               Household & Personal Products - 0.0 %
               Household Products - 0.0 %
95,125    8.00 Spectrum Brands, Inc., Dollar Term B Loan, 3/30/13 $ 91,196
4,875     5.65 Spectrum Brands, Inc., Letter of Credit Loan, 3/30/   4,674
               Total Household & Personal Products                $ 95,870
               Health Care Equipment & Services - 1.0 %
               Health Care Equipment - 0.2 %
162,242   3.96 Talecris Biotherapeutics, Inc., 1st Lien Term Loan,$ 159,711
               Health Care Facilities - 0.3 %
104,640   2.61 CHS/Community Health Systems, Inc., Funded Term Loa$ 98,544
5,338     2.50 CHS/Community Health Systems, Inc., Delayed Draw Te   5,027
74,035    2.53 HCA, Inc., Tranche B1 Term Loan, 11/18/13            69,977
74,263    2.04 Psychiatric Solutions, Inc., Term Loan, 7/2/12       71,871
                                                                  $ 245,419
               Health Care Services - 0.2 %
193,649   2.50 Catalent Pharma Solutions, Inc., Dollar Term Loan, $ 171,089
               Health Care Supplies - 0.1 %
94,560    3.53 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15     $ 90,532
24,000    3.52 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/1  22,978
                                                                  $ 113,510
               Total Health Care Equipment & Services             $ 689,729
               Pharmaceuticals & Biotechnology - 0.1 %
               Life Sciences Tools & Services - 0.1 %
63,400    5.25 Life Technologies Corp., Term B Facility Loan, 11/2$ 63,928
               Total Pharmaceuticals & Biotechnology              $ 63,928
               Diversified Financials - 0.2 %
               Diversified Financial Services - 0.2 %
147,750   2.23 Metavante Corp., Term Loan, 11/3/14                $ 147,564
               Total Diversified Financials                       $ 147,564
               Software & Services - 0.2 %
               IT Consulting & Other Services - 0.2 %
147,727   2.00 Sungard Data Systems, Inc., Tranche A U.S. Term Loa$ 139,233
               Total Software & Services                          $ 139,233
               Technology Hardware & Equipment - 0.7 %
               Communications Equipment - 0.4 %
250,000   2.78 Commscope, Inc., Term B Loan, 12/26/14             $ 245,150
               Electronic Components - 0.3 %
54,827    2.50 Flextronics Semiconductor, A1A Delayed Draw Term Lo$ 49,536
190,798   2.69 Flextronics Semiconductor, Closing Date Loan, 10/1/  172,386
                                                                  $ 221,922
               Total Technology Hardware & Equipment              $ 467,072
               Telecommunication Services - 0.3 %
               Integrated Telecommunication Services - 0.2 %
118,875   3.25 Telesat Canada, Inc., U.S. Term I Loan, 10/31/14   $ 114,667
10,210    3.25 Telesat Canada, Inc., U.S. Term II Loan, 10/31/14     9,849
                                                                  $ 124,516
               Wireless Telecommunication Services - 0.1 %
90,000    3.25 Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14 $ 81,150
               Total Telecommunication Services                   $ 205,666
               Utilities - 0.4 %
               Electric Utilities - 0.3 %
247,375   3.75 Texas Competitive Electric Holdings, Initial Tranch$ 196,480
               Independent Power Producer & Energy Traders - 0.1 %
88,206    3.17 Calpine Corp., 1st Priority Term Loan, 3/29/14     $ 80,629
               Total Utilities                                    $ 277,109
               TOTAL SENIOR FLOATING RATE LOAN INTERESTS          $3,987,598
               (Cost  $4,037,999)

               TEMPORARY CASH INVESTMENTS - 0.7 %
               Securities Lending Collateral  - 0.7 % (c)
               Certificates of Deposit:
25,718         Bank of Nova Scotia 0.25%, 11/17/09                $ 25,718
27,146         BNP Paribas NY, 0.3%, 11/17/09                       27,146
17,145         Rabobank Nederland NY, 0.24%, 12/11/09               17,145
17,145         Societe Generale, 0.27%, 12/4/09                     17,145
17,145         Toronto Dominion, 0.23%, 12/16/09                    17,145
                                                                  $104,299
               Commercial Paper:
28,562         BBVA London, 0.29%, 11/6/09                        $ 28,562
17,134         CBA Financial, 0.27%, 12/29/09                       17,134
17,134         HND AF, 0.30%, 12/15/09                              17,134
14,282         HSBC, 0.24%, 12/2/09                                 14,282
2,856          HSBC, 0.24%, 12/3/09                                 2,856
25,704         NABPP, 0.29%, 12/7/09                                25,704
28,575         Cafco, 0.40%, 10/1/09                                28,575
21,431         Char FD, 0.30%, 10/5/09                              21,431
7,142          Char FD, 0.28%, 10/26/09                             7,142
8,568          Ciesco, 0.33%, 11/23/09                              8,568
8,569          Ciesco, 0.25%, 12/7/09                               8,569
13,143         Fasco, 0.20%, 10/19/09                               13,143
14,285         Kithaw, 0.23%, 11/3/09                               14,285
17,997         Old LLC, 0.30%, 10/16/09                             17,997
11,440         Old LLC, 0.32%, 10/15/09                             11,440
14,281         Ranger, 0.24%, 12/11/09                              14,281
13,571         TB LLC, 0.20%, 10/5/09                               13,571
5,774          GE, 0.23%, 10/26/09                                  5,774
9,973          Santander U.S. Debt, 0.37%, 11/20/09                 9,973
                                                                  $280,421
               Tri-party Repurchase Agreements:
82,868         Deutsche Bank, 0.06%, 10/1/09                      $ 82,868
37,769         Barclays Capital Markets, 0.01%, 10/1/09             37,769
                                                                  $120,637
Shares
               Money Market Mutual Fund:
11,430         Dreyfus Preferred Money Market Fund                $ 11,430
14,288         Fidelity Prime Money Market Fund                     14,288
                                                                  $ 25,718
               Total Securities Lending Collateral                $531,075
               TOTAL TEMPORARY CASH INVESTMENTS                   $531,075
               (Cost  $531,075)
               TOTAL INVESTMENT IN SECURITIES - 99.9 %          $71,657,853
               (Cost  $68,535,464)(a)
               OTHER ASSETS AND LIABILITIES - 0.1 %               $ 52,422
               TOTAL NET ASSETS - 100.0 %                       $71,710,275

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $5,991,652 or 8.4% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
               Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)           At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $68,768,331 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost          $6,887,765

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value         (3,998,243)

               Net unrealized gain                                $2,889,522

(b)            At September 30, 2009, the following security was out on loan:

Principal
Amount ($)                          Security                         Value
150,000        International Lease Finance Corp., 6.375%, 3/25/13 $120,427
250,000        MetLife, Inc., 10.75%, 8/1/39                       307,372
70,000         Sally Holdings, 9.25%, 11/15/14 (144A)               74,878
20,000         TXU Energy Co., 10.25%, 11/1/15                      15,248
               Total                                              $517,925

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

(d)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical
		securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
		speeds,
                   credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                              Level 1      Level 2     Level 3        Total
Convertible Corp bonds        $0          $625,602        $0       $625,602
Convertible Preferred         403,745       81,648         0        485,393
Asset Backed Sec               0         1,870,216    80,424      1,950,640
Collateralized mort obl        0         7,564,570         0      7,564,570
Corporate Bonds                0        28,654,958         0     28,654,958
U.S. Government                0        26,416,434         0     26,416,434
Foreign Govt                   0           514,100         0        514,100
Sovereign Issue                0           347,547         0        347,547
Municipal Bonds                0           579,936         0        579,936
Senior Floating rate loans     0         3,987,598         0      3,987,598
Temporary Cash investments    25,718       505,357         0        531,075
Total                       $429,463   $71,147,966   $80,424    $71,657,853

               Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                             Asset backed
                                                               securities
Balance as of 12/31/08                                              $ -
Realized gain (loss)                                                  -
Change in unrealized appreciation (depreciation)                   (525)
Net purchases (sales)                                                 -
Transfers in and out of Level 3                                  80,949
Balance as of 9/30/09                                           $80,424

Pioneer Emerging Markets VCT Portfolio
              Schedule of Investments  9/30/2009 (unaudited)

Shares                                                               Value
              PREFERRED STOCK - 0.8 %
              Media - 0.8 %
              Cable & Satellite - 0.8 %
85,098        Net Servicos de Comunicacao SA *                    $ 987,743
              Total Media                                         $ 987,743
              TOTAL PREFERRED STOCK                               $ 987,743
              (Cost  $986,679)

              COMMON STOCKS - 95.1 %
              Energy - 13.2 %
              Coal & Consumable Fuels - 0.3 %
259,500       Yanzhou Coal Mining *                               $ 374,654
              Integrated Oil & Gas - 8.5 %
1,376,900     China Petroleum & Chemical                          $1,167,976
118,000       Gazprom (A.D.R.) *                                   2,733,379
35,666        Lukoil Holding (A.D.R.) *                            1,956,280
127,300       Petrobras Brasileiro (A.D.R.) *                      5,004,163
                                                                  $10,861,798
              Oil & Gas Equipment & Services - 1.0 %
37,100        Tenaris SA (A.D.R.) * (b)                           $1,321,502
              Oil & Gas Exploration & Production - 2.1 %
1,168,100     CNOOC, Ltd.                                         $1,574,517
21,900        Novatek OAO (G.D.R.) *                               1,077,441
                                                                  $2,651,958
              Oil & Gas Refining & Marketing - 1.3 %
18,300        Reliance Industries, Ltd. (G.D.R.) (144A) *         $1,682,822
              Total Energy                                        $16,892,734
              Materials - 17.3 %
              Construction Materials - 3.5 %
132,651       Cemex SA (A.D.R.) *                                 $1,713,851
265,912       Pretoria Portland Cement Co.                         1,221,110
1,396,300     PT Indocement Tunggal Prakarsa Tbk                   1,533,889
                                                                  $4,468,850
              Diversified Metals & Mining - 4.7 %
21,900        Freeport-McMoRan Copper & Gold, Inc. (Class B)      $1,502,559
434,138       Nuevo Grupo Mexico SA *                               799,777
179,280       Vale SA (A.D.R.)                                     3,677,033
                                                                  $5,979,369
              Fertilizers & Agricultural Chemicals - 1.0 %
113,338       Israel Chemicals, Ltd.                              $1,295,503
              Gold - 4.6 %
25,900        Anglogold Ashanti, Ltd. (A.D.R.) (b)                $1,055,684
80,600        Gold Fields, Ltd.                                    1,098,330
96,000        Harmony Gold Mining Co., Ltd.                        1,027,915
107,800       IAMGOLD Corp.                                        1,524,292
1,138,075     Zijin Mining Group Co., Ltd. *                       1,115,639
                                                                  $5,821,860
              Precious Metals & Minerals - 2.4 %
58,000        Compania de Minas Buenaventura S.A.A. *             $2,042,180
45,800        Impala Platinum Holdings, Ltd.                       1,067,182
                                                                  $3,109,362
              Steel - 1.1 %
43,688        Kumba Iron Ore, Ltd.                                $1,442,596
              Total Materials                                     $22,117,540
              Capital Goods - 6.1 %
              Construction & Engineering - 4.2 %
1,087,300     China Communications Construction Co., Ltd. *       $1,176,469
1,248,500     China Railway Group, Ltd. * (b)                      1,071,403
850,900       China Railways Construction Corp. *                  1,130,512
19,500        Hyundai Engineering & Construction Co., Ltd. *       1,058,486
27,493        Larsen & Toubro, Ltd. *                               968,657
                                                                  $5,405,527
              Heavy Electrical Equipment - 0.9 %
23,564        Bharat Heavy Electricals, Ltd.                      $1,147,650
              Industrial Conglomerates - 1.0 %
218,000       Keppel Corp.                                        $1,252,944
              Total Capital Goods                                 $7,806,121
              Transportation - 1.0 %
              Highways & Railtrack - 0.2 %
302,000       Zhejiang Expressway Co., Ltd. *                     $ 264,272
              Marine - 0.8 %
776,700       China Shipping Development Co., Ltd. (b)            $ 980,460
              Total Transportation                                $1,244,732
              Automobiles & Components - 2.6 %
              Auto Parts & Equipment - 0.5 %
5,091         Hyundai Mobis *                                     $ 714,435
              Automobile Manufacturers - 1.2 %
430,600       PT Astra International                              $1,487,721
              Motorcycle Manufacturers - 0.9 %
33,500        Hero Honda Motors                                   $1,171,552
              Total Automobiles & Components                      $3,373,708
              Consumer Durables & Apparel - 3.3 %
              Apparel, Accessories & Luxury Goods - 0.8 %
832,200       Anta Sports Products, Ltd.                          $1,031,095
              Homebuilding - 1.5 %
143,840       Cyrela Brazil Realty S.A.                           $1,881,306
              Household Appliances - 1.0 %
41,990        Woongjin Coway Co., Ltd. *                          $1,349,825
              Total Consumer Durables & Apparel                   $4,262,226
              Retailing - 2.8 %
              Department Stores - 2.8 %
89,300        Lojas Renner S.A. *                                 $1,553,262
1,406,600     New World Department Store China                     1,132,190
653,400       Parkson Retail Group, Ltd.                            967,251
                                                                  $3,652,703
              Total Retailing                                     $3,652,703
              Food & Drug Retailing - 3.3 %
              Food Retail - 1.2 %
64,300        X-5 Retail Group NV (G.D.R.) *                      $1,551,500
              Hypermarkets & Supercenters - 2.1 %
26,300        Brasil Distr Pao Acu (A.D.R.) (b)                   $1,480,690
2,300         Shinsegae Co., Ltd. *                                1,162,470
                                                                  $2,643,160
              Total Food & Drug Retailing                         $4,194,660
              Food, Beverage & Tobacco - 1.0 %
              Packaged Foods & Meats - 1.0 %
18,300        Wimm-Bill-Dann * (b)                                $1,308,633
              Total Food, Beverage & Tobacco                      $1,308,633
              Household & Personal Products - 3.2 %
              Household Products - 1.1 %
6,500         LG Household & Health Care, Ltd. *                  $1,458,604
              Personal Products - 2.1 %
1,748         Amorepacific Corp. *                                $1,254,136
75,700        Natura Cosmeticos SA                                 1,359,829
                                                                  $2,613,965
              Total Household & Personal Products                 $4,072,569
              Pharmaceuticals & Biotechnology - 0.7 %
              Pharmaceuticals - 0.7 %
116,208       Aspen Pharmacare Holdings LT *                      $ 951,964
              Total Pharmaceuticals & Biotechnology               $ 951,964
              Banks - 17.1 %
              Diversified Banks - 16.1 %
70,996        Banco Bradesco SA                                   $1,412,110
93,700        Banco do Brasil S.A.                                 1,658,861
103,545       Banco Itau S.A.                                      2,086,432
1,559,400     Bank Rakyat Indonesia                                1,211,593
390,200       Bumiputra-Commerce Holdings Berhad                   1,250,899
2,011,900     China Construction Bank                              1,605,065
2,657,793     Chinatrust Financial Holding Co., Ltd. *             1,729,881
396,377       Grupo Fin Banorte *                                  1,325,419
39,300        Hana Financial Holdings *                            1,352,855
73,600        ICICI Bank, Ltd.                                     1,393,693
2,205,100     Industrial and Commerical Bank of China *            1,659,678
31,470        Shinhan Financial Group Co., Ltd. *                  1,255,680
386,100       Turkiye Garanti Bankasi AS                           1,445,578
327,146       Turkiye Is Bankasi (Isbank) *                        1,269,632
                                                                  $20,657,376
              Thrifts & Mortgage Finance - 1.0 %
22,200        Housing Development Finance Corp., Ltd.             $1,290,279
              Total Banks                                         $21,947,655
              Diversified Financials - 0.9 %
              Diversified Financial Services - 0.9 %
284,000       African Bank Investments, Ltd.                      $1,115,494
              Total Diversified Financials                        $1,115,494
              Insurance - 3.8 %
              Life & Health Insurance - 2.7 %
105,125       Cathay Financial Holding Co., Ltd. (G.D.R.) *       $1,566,363
28,300        China Life Insurance Co. (A.D.R.)                    1,859,593
                                                                  $3,425,956
              Property & Casualty Insurance - 1.1 %
6,900         Samsung Fire & Marine Insurance *                   $1,410,955
              Total Insurance                                     $4,836,911
              Software & Services - 1.9 %
              Data Processing & Outsourced Services - 0.8 %
70,800        Redecard SA                                         $1,093,715
              IT Consulting & Other Services - 1.1 %
27,900        Infosys Technologies, Ltd. (A.D.R.) (b)             $1,352,871
              Total Software & Services                           $2,446,586
              Technology Hardware & Equipment - 4.5 %
              Communications Equipment - 1.0 %
249,100       ZTE Corp. * (b)                                     $1,307,139
              Computer Hardware - 0.9 %
1,034,164     Compal Electronics                                  $1,210,748
              Electronic Components - 1.6 %
32,850        LG Display Co., Ltd. *                              $ 944,417
74,100        LG Display Co., Ltd. * (A.D.R.) (b)                  1,061,853
                                                                  $2,006,270
              Electronic Manufacturing Services - 1.0 %
305,866       Hon Hai Precision Industry                          $1,233,448
              Total Technology Hardware & Equipment               $5,757,605
              Semiconductors - 5.4 %
              Semiconductors - 5.4 %
76,152        MediaTek, Inc. *                                    $1,273,888
5,400         Samsung Electronics *                                3,733,810
178,730       Taiwan Semiconductor Manufacturing Co. (A.D.R.) *    1,958,881
                                                                  $6,966,579
              Total Semiconductors                                $6,966,579
              Telecommunication Services - 7.0 %
              Integrated Telecommunication Services - 1.2 %
66,100        Tele Norte Leste Participacoes Pfd (A.D.R.) *       $1,242,019
85,076        Turk Telekomunikasyon AS *                            255,009
                                                                  $1,497,028
              Wireless Telecommunication Services - 5.8 %
38,763        America Movil (A.D.R.) Series L                     $1,698,982
118,000       Bharti Televentures                                  1,034,572
38,000        China Mobile (Hong Kong), Ltd. (A.D.R.)              1,866,180
27,200        Mobile Telesystems (A.D.R.) *                        1,312,944
74,446        MTN Group, Ltd.                                      1,210,764
7,410         Philippine Long Distance Telephone Co.                374,746
                                                                  $7,498,188
              Total Telecommunication Services                    $8,995,216
              TOTAL COMMON STOCKS                               $121,943,636
              (Cost  $92,898,065)
Principal
Amount ($)
              TEMPORARY CASH INVESTMENTS - 5.5 %
              Securities Lending Collateral  - 5.5 % (c)
              Certificates of Deposit:
340,183       Bank of Nova Scotia 0.25%, 11/17/09                 $340,183
359,082       BNP Paribas NY, 0.3%, 11/17/09                       359,082
226,789       Rabobank Nederland NY, 0.24%, 12/11/09               226,789
226,789       Societe Generale, 0.27%, 12/4/09                     226,789
226,789       Toronto Dominion, 0.23%, 12/16/09                    226,789
                                                                 $1,379,632
              Commercial Paper:
377,843       BBVA London, 0.29%, 11/6/09                         $377,843
226,637       CBA Financial, 0.27%, 12/29/09                       226,637
226,647       HND AF, 0.30%, 12/15/09                              226,647
188,912       HSBC, 0.24%, 12/2/09                                 188,912
37,782        HSBC, 0.24%, 12/3/09                                  37,782
339,999       NABPP, 0.29%, 12/7/09                                339,999
377,981       Cafco, 0.40%, 10/1/09                                377,981
283,476       Char FD, 0.30%, 10/5/09                              283,476
94,477        Char FD, 0.28%, 10/26/09                              94,477
113,339       Ciesco, 0.33%, 11/23/09                              113,339
113,342       Ciesco, 0.25%, 12/7/09                               113,342
173,854       Fasco, 0.20%, 10/19/09                               173,854
188,951       Kithaw, 0.23%, 11/3/09                               188,951
238,053       Old LLC, 0.30%, 10/16/09                             238,053
151,321       Old LLC, 0.32%, 10/15/09                             151,321
188,901       Ranger, 0.24%, 12/11/09                              188,901
179,507       TB LLC, 0.20%, 10/5/09                               179,507
76,375        GE, 0.23%, 10/26/09                                   76,375
131,925       Santander U.S. Debt, 0.37%, 11/20/09                 131,925
                                                                  $3,709,322
              Tri-party Repurchase Agreements:
1,096,145     Deutsche Bank, 0.06%, 10/1/09                      $1,096,145
499,593       Barclays Capital Markets, 0.01%, 10/1/09             499,593
                                                                 $1,595,738
Shares
              Money Market Mutual Fund:
151,192       Dreyfus Preferred Money Market Fund                 $151,192
188,991       Fidelity Prime Money Market Fund                     188,991
                                                                  $340,183
              Total Securities Lending Collateral                 $7,024,875
              TOTAL TEMPORARY CASH INVESTMENTS                    $7,024,875
              (Cost  $7,024,875)
              TOTAL INVESTMENT IN SECURITIES - 101.4 %           $129,956,254
              (Cost  $100,909,619)(a)
              OTHER ASSETS AND LIABILITIES - (1.4) %             $(1,772,876)
              TOTAL NET ASSETS - 100.0 %                         $128,183,378

*             Non-income producing security.

(A.D.R.)      American Depositary Receipt.

(G.D.R.)      Global Depositary Receipt.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $1,682,822 or 1.3% of total net assets.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $105,938,805 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost           $34,154,591

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value          (10,137,142)

              Net unrealized gain                                 $24,017,449

(b)           At September 30, 2009, the following security was out on loan:

Shares                              Security                         Value
25,500        Anglogold Ashanti, Ltd. (A.D.R.)                    $1,039,380
25,500        Brasil Distr Pao Acu (A.D.R.)                        1,437,435
600,000       China Railway Group, Ltd. *                          515,606
45,000        China Shipping Development Co., Ltd.                  56,902
20,000        Infosys Technologies, Ltd. (A.D.R.)                  969,800
73,300        LG Display Co., Ltd. * (A.D.R.)                      1,050,389
21,500        Tenaris SA (A.D.R.) *                                765,830
7,000         Wimm-Bill-Dann *                                     500,570
100,000       ZTE Corp. *                                          527,735
              Total                                               $6,863,648

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                             Level 1      Level 2     Level 3       Total
Preferred Stock              $987,743           $0     $0        $987,743
Common Stocks              46,785,482   75,158,154      0     121,943,636
Temporary Cash Investments    340,183    6,684,692      0       7,024,875
Total                     $48,113,408  $81,842,846     $0    $129,956,254

Other Financial Instruments*   $0         ($1,428)     $0        ($1,428)

   * Other financial instruments include foreign exchange contracts.

Pioneer Equity-Income VCT Portfolio
           SCHEDULE OF INVESTMENTS  9/30/2009 (unaudited)

Shares                                                            Value
           COMMON STOCKS - 99.2 %
           Energy - 8.5 %
           Integrated Oil & Gas - 7.4 %
25,912     Chevron Corp.                                       $1,824,982
49,185     ConocoPhillips                                       2,221,195
24,351     Exxon Mobil Corp.                                    1,670,722
86,377     Marathon Oil Corp.                                   2,755,426
34,065     Royal Dutch Shell Plc  (A.D.R.)                      1,948,177
                                                               $10,420,502
           Oil & Gas Storage & Transportation - 1.1 %
83,082     Spectra Energy Corp.                                $1,573,573
           Total Energy                                        $11,994,075
           Materials - 9.6 %
           Diversified Chemical - 1.6 %
72,658     E.I. du Pont de Nemours and Co.                     $2,335,228
           Diversified Metals & Mining - 1.9 %
43,386     Compass Minerals International, Inc. (b)            $2,673,445
           Industrial Gases - 1.3 %
24,016     Air Products & Chemicals, Inc.                      $1,863,161
           Specialty Chemicals - 2.8 %
143,167    Valspar Corp.                                       $3,938,524
           Steel - 2.0 %
25,449     Carpenter Technology Corp.                          $ 595,252
47,334     Nucor Corp.                                          2,225,171
                                                               $2,820,423
           Total Materials                                     $13,630,781
           Capital Goods - 12.2 %
           Aerospace & Defense - 1.1 %
24,407     United Technologies Corp.                           $1,487,119
           Construction & Farm Machinery & Heavy Trucks - 4.9 %
31,918     Caterpillar, Inc.                                   $1,638,351
32,372     Deere & Co.                                          1,389,406
102,790    PACCAR, Inc.                                         3,876,211
                                                               $6,903,968
           Electrical Component & Equipment - 2.6 %
92,652     Emerson Electric Co.                                $3,713,492
           Industrial Machinery - 3.6 %
28,049     Gorman-Rupp Co.                                     $ 698,701
49,102     Illinois Tool Works, Inc.                            2,097,146
23,881     Parker Hannifin Corp.                                1,237,991
47,566     The Timken Co.                                       1,114,471
                                                               $5,148,309
           Total Capital Goods                                 $17,252,888
           Commercial Services & Supplies - 1.0 %
           Office Services & Supplies - 1.0 %
51,185     Mine Safety Appliances Co.                          $1,408,099
           Total Commercial Services & Supplies                $1,408,099
           Automobiles & Components - 2.5 %
           Auto Parts & Equipment - 2.5 %
138,319    Johnson Controls, Inc.                              $3,535,434
           Total Automobiles & Components                      $3,535,434
           Consumer Durables & Apparel - 2.4 %
           Apparel, Accessories & Luxury Goods - 1.6 %
32,024     VF Corp.                                            $2,319,498
           Household Appliances - 0.8 %
30,710     Snap-On, Inc.                                       $1,067,480
           Total Consumer Durables & Apparel                   $3,386,978
           Consumer Services - 2.1 %
           Leisure Facilities - 0.9 %
119,629    Cedar Fair, L.P. (b)                                $1,259,693
           Restaurants - 1.2 %
30,278     McDonald's Corp.                                    $1,727,965
           Total Consumer Services                             $2,987,658
           Media - 1.2 %
           Publishing - 1.2 %
27,503     McGraw-Hill Co., Inc.                               $ 691,425
32,251     Reed Elsevier Plc                                     970,110
                                                               $1,661,535
           Total Media                                         $1,661,535
           Retailing - 1.9 %
           Distributors - 1.2 %
44,796     Genuine Parts Co.                                   $1,704,936
           Home Improvement Retail - 0.7 %
48,187     Lowe's Companies, Inc.                              $1,009,036
           Total Retailing                                     $2,713,972
           Food & Drug Retailing - 0.9 %
           Food Distributors - 0.9 %
48,662     Sysco Corp.                                         $1,209,251
           Total Food & Drug Retailing                         $1,209,251
           Food Beverage & Tobacco - 8.8 %
           Packaged Foods & Meats - 8.2 %
25,657     General Mills, Inc. (b)                             $1,651,798
67,843     H.J. Heinz Co., Inc.                                 2,696,759
53,367     Hershey Foods Corp.                                  2,073,842
44,458     Kellogg Co.                                          2,188,667
67,728     Kraft Foods, Inc.                                    1,779,215
23,840     The J.M. Smucker Co.                                 1,263,758
                                                               $11,654,039
           Soft Drinks - 0.6 %
16,293     Coca-Cola Co.                                       $ 874,934
           Total Food Beverage & Tobacco                       $12,528,973
           Household & Personal Products - 5.4 %
           Household Products - 5.4 %
30,246     Clorox Co.                                          $1,779,070
40,403     Colgate-Palmolive Co.                                3,081,941
47,964     Procter & Gamble Co.                                 2,778,075
                                                               $7,639,086
           Total Household & Personal Products                 $7,639,086
           Health Care Equipment & Services - 1.4 %
           Health Care Equipment - 1.4 %
35,409     Baxter International, Inc.                          $2,018,667
           Total Health Care Equipment & Services              $2,018,667
           Pharmaceuticals & Biotechnology - 5.5 %
           Pharmaceuticals - 5.5 %
49,019     Abbott Laboratories, Inc.                           $2,424,970
54,682     Bristol-Myers Squibb Co.                             1,231,439
61,100     Eli Lilly & Co.                                      2,018,133
66,133     Merck & Co., Inc.                                    2,091,787
                                                               $7,766,329
           Total Pharmaceuticals & Biotechnology               $7,766,329
           Banks - 3.7 %
           Diversified Banks - 2.6 %
119,036    U.S. Bancorp                                        $2,602,127
38,474     Wells Fargo  & Co.                                   1,084,197
                                                               $3,686,324
           Regional Banks - 1.1 %
70,030     SunTrust Banks, Inc.                                $1,579,177
           Total Banks                                         $5,265,501
           Diversified Financials - 3.8 %
           Asset Management & Custody Banks - 2.8 %
24,069     Northern Trust Corp.                                $1,399,853
40,415     T. Rowe Price Associates, Inc.                       1,846,966
22,935     The Bank of New York Mellon Corp.                     664,886
                                                               $3,911,705
           Diversified Finance Services - 1.0 %
32,435     J.P. Morgan Chase & Co.                             $1,421,302
           Total Diversified Financials                        $5,333,007
           Insurance - 5.1 %
           Life & Health Insurance - 1.1 %
36,856     Aflac, Inc.                                         $1,575,225
           Property & Casualty Insurance - 4.0 %
65,556     Chubb Corp.                                         $3,304,678
32,346     Cincinnati Financial Corp.                            840,673
31,132     The Traveler Companies, Inc.                         1,532,628
                                                               $5,677,979
           Total Insurance                                     $7,253,204
           Real Estate - 3.0 %
           Office Real Estate Investment Trust - 0.6 %
15,147     Alexandria Real Estate Equities, Inc. (b)           $ 823,239
           Retail Real Estate Investment Trust - 0.7 %
26,331     Regency Centers Corp.                               $ 975,564
           Specialized Real Estate Investment Trusts - 1.7 %
40,124     Nationwide Health Properties, Inc.                  $1,243,443
40,421     Plum Creek Timber Co., Inc. (b)                      1,238,499
                                                               $2,481,942
           Total Real Estate                                   $4,280,745
           Semiconductors - 3.8 %
           Semiconductors - 3.8 %
64,272     Analog Devices, Inc.                                $1,772,622
73,831     Intel Corp.                                          1,444,873
79,846     Microchip Technology, Inc. (b)                       2,115,919
                                                               $5,333,414
           Total Semiconductors                                $5,333,414
           Telecommunication Services - 2.0 %
           Integrated Telecommunication Services - 2.0 %
35,772     Century Telephone Enterprises, Inc.                 $1,201,939
54,276     Verizon Communications, Inc.                         1,642,935
                                                               $2,844,874
           Total Telecommunication Services                    $2,844,874
           Utilities - 14.5 %
           Electric Utilities - 4.8 %
115,593    Duke Energy Corp.                                   $1,819,434
38,880     FirstEnergy Corp.                                    1,777,594
15,366     FPL Group, Inc.                                       848,664
19,408     PPL Corp.                                             588,839
54,504     Southern Co.                                         1,726,142
                                                               $6,760,673
           Gas Utilities - 6.7 %
63,383     AGL Resources, Inc.                                 $2,235,518
73,849     EQT Corp.                                            3,145,967
111,386    Questar Corp.                                        4,183,658
                                                               $9,565,143
           Multi-Utilities - 3.0 %
84,860     NSTAR                                               $2,700,245
50,328     Public Service Enterprise Group, Inc.                1,582,312
                                                               $4,282,557
           Total Utilities                                     $20,608,373
           TOTAL COMMON STOCKS
           (Cost  $117,601,858)                                $140,652,844
Principal
Amount                                                            Value
           Securities Lending Collateral - 3.6% (c)
           Certificates of Deposit:
247,377    Bank of Nova Scotia 0.25%, 11/17/09                 $247,377
261,120    BNP Paribas NY, 0.3%, 11/17/09                       261,120
164,917    Rabobank Nederland NY, 0.24%, 12/11/09               164,917
164,917    Societe Generale, 0.27%, 12/4/09                     164,917
164,917    Toronto Dominion, 0.23%, 12/16/09                    164,917
                                                               $1,003,248
           Commercial Paper:
274,760    BBVA London, 0.29%, 11/6/09                         $274,760
164,807    CBA Financial, 0.27%, 12/29/09                       164,807
164,814    HND AF, 0.30%, 12/15/09                              164,814
137,374    HSBC, 0.24%, 12/2/09                                 137,374
27,475     HSBC, 0.24%, 12/3/09                                  27,475
247,243    NABPP, 0.29%, 12/7/09                                247,243
274,862    Cafco, 0.40%, 10/1/09                                274,862
206,140    Char FD, 0.30%, 10/5/09                              206,140
68,702     Char FD, 0.28%, 10/26/09                              68,702
82,419     Ciesco, 0.33%, 11/23/09                               82,419
82,420     Ciesco, 0.25%, 12/7/09                                82,420
126,424    Fasco, 0.20%, 10/19/09                               126,424
137,402    Kithaw, 0.23%, 11/3/09                               137,402
173,109    Old LLC, 0.30%, 10/16/09                             173,109
110,038    Old LLC, 0.32%, 10/15/09                             110,038
137,366    Ranger, 0.24%, 12/11/09                              137,366
130,535    TB LLC, 0.20%, 10/5/09                               130,535
55,539     GE, 0.23%, 10/26/09                                   55,539
95,934     Santander U.S. Debt, 0.37%, 11/20/09                  95,934
                                                               $2,697,363
           Tri-party Repurchase Agreements:
797,101    Deutsche Bank, 0.06%, 10/1/09                       $797,101
363,297    Barclays Capital Markets, 0.01%, 10/1/09             363,297
                                                               $1,160,398
Shares
           Money Market Mutual Fund:
109,945    Dreyfus Preferred Money Market Fund                 $109,945
137,431    Fidelity Prime Money Market Fund                     137,431
                                                               $247,376

           Total Securities Lending Collateral                 $5,108,385
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $5,108,385)                                  $5,108,385
           TOTAL INVESTMENT IN SECURITIES - 102.8%
           (Cost  $122,725,515) (a)                            $145,761,229
           OTHER ASSETS AND LIABILITIES - 2.8%                 $(3,995,457)
           TOTAL NET ASSETS - 100.0%                           $141,765,772


(A.D.R.)   American Depositary Receipt.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $121,297,532 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost     $35,943,230

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value     (11,479,533)

           Net unrealized gain                                 $24,463,697

(b)       At September 30, 2009, the following securities were out on loan:

Shares     Description                                            Value
14,900     Alexandria Real Estate Equities, Inc.               $809,815
62,800     Cedar Fair, L.P.                                     661,284
1,500      General Mills, Inc.                                   96,570
76,844     Microchip Technology, Inc.                           2,036,366
3,000      Compass Minerals International, Inc.                  82,530
40,000     Plum Creek Timber Co., Inc.                          1,225,600
           Total                                               $4,912,165

(c)        Security lending collateral is managed by Credit Suisse
           AG, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:
                               Level 1      Level 2    Level 3      Total

Common Stocks                 $140,652,844     $0        $0   $140,652,844
Temporary Cash Investments         247,376   4,861,009    0      5,108,385
Total                         $140,900,220  $4,861,009   $0   $145,761,229

 Pioneer Fund VCT Portfolio
           SCHEDULE OF INVESTMENTS  9/30/2009 (unaudited)

Shares                                                            Value

           COMMON STOCKS - 99.6 %
           Energy - 9.6 %
           Coal & Consumable Fuels - 0.3 %
16,241     Consol Energy, Inc.                                 $ 732,632
           Integrated Oil & Gas - 6.6 %
122,602    Chevron Corp.                                       $8,634,859
69,874     ConocoPhillips                                       3,155,510
52,436     Exxon Mobil Corp.                                    3,597,634
82,633     Marathon Oil Corp.                                   2,635,993
37,251     Royal Dutch Shell Plc  (A.D.R.)                      2,130,385
                                                               $20,154,381
           Oil & Gas Equipment And Services - 0.9 %
45,676     Schlumberger Ltd.                                   $2,722,290
           Oil & Gas Exploration & Production - 1.8 %
59,832     Apache Corp.                                        $5,494,373
           Total Energy                                        $29,103,676
           Materials - 7.3 %
           Aluminum - 0.7 %
173,618    Alcoa, Inc.                                         $2,277,868
           Diversified Chemical - 0.7 %
62,618     E.I. du Pont de Nemours and Co.                     $2,012,543
           Diversified Metals & Mining - 3.3 %
22,971     BHP Billiton Ltd. (A.D.R.) (b)                      $1,516,316
40,768     Freeport-McMoRan Copper & Gold, Inc. (Class B)       2,797,092
136,581    Rio Tinto Plc                                        5,833,833
                                                               $10,147,241
           Fertilizers & Agricultural Chemicals - 0.7 %
28,352     Monsanto Co.                                        $2,194,445
           Industrial Gases - 1.2 %
28,501     Air Products & Chemicals, Inc.                      $2,211,108
17,077     Praxair, Inc.                                        1,395,020
                                                               $3,606,128
           Specialty Chemicals - 0.7 %
44,067     Ecolab, Inc.                                        $2,037,217
           Total Materials                                     $22,275,442
           Capital Goods - 10.0 %
           Aerospace & Defense - 2.5 %
58,297     General Dynamics Corp.                              $3,765,986
17,676     Honeywell International, Inc.                         656,663
53,330     United Technologies Corp.                            3,249,397
                                                               $7,672,046
           Construction & Farm Machinery & Heavy Trucks - 4.4 %
60,869     Caterpillar, Inc. (b)                               $3,124,406
90,739     Deere & Co.                                          3,894,518
167,752    PACCAR, Inc.                                         6,325,928
                                                               $13,344,852
           Electrical Component & Equipment - 1.4 %
64,077     Emerson Electric Co.                                $2,568,206
37,366     Rockwell International Corp.                         1,591,792
                                                               $4,159,998
           Industrial Conglomerates - 0.9 %
37,897     3M Co.                                              $2,796,799
           Industrial Machinery - 0.8 %
23,939     Illinois Tool Works, Inc.                           $1,022,435
25,464     Parker Hannifin Corp.                                1,320,054
                                                               $2,342,489
           Total Capital Goods                                 $30,316,184
           Transportation - 4.7 %
           Railroads - 4.7 %
42,501     Burlington Northern, Inc.                           $3,392,855
72,272     Canadian National Railway Co.                        3,540,605
11,784     CSX Corp.                                             493,278
158,625    Norfolk Southern Corp.                               6,838,324
                                                               $14,265,062
           Total Transportation                                $14,265,062
           Automobiles & Components - 2.8 %
           Auto Parts & Equipment - 2.1 %
39,066     BorgWarner, Inc.                                    $1,182,137
204,926    Johnson Controls, Inc.                               5,237,909
                                                               $6,420,046
           Automobile Manufacturers - 0.7 %
289,160    Ford Motor Corp. *                                  $2,084,844
           Total Automobiles & Components                      $8,504,890
           Consumer Durables & Apparel - 0.8 %
           Apparel, Accessories & Luxury Goods - 0.8 %
73,236     Coach, Inc.                                         $2,410,929
           Total Consumer Durables & Apparel                   $2,410,929
           Consumer Services - 0.5 %
           Restaurants - 0.5 %
17,049     McDonald's Corp.                                    $ 972,986
12,863     Yum! Brands, Inc.                                     434,255
                                                               $1,407,241
           Total Consumer Services                             $1,407,241
           Media - 3.7 %
           Movies & Entertainment - 0.5 %
60,495     The Walt Disney Co.                                 $1,661,193
           Publishing - 3.2 %
231,630    Elsevier NV                                         $2,615,226
120,565    John Wiley & Sons, Inc.                              4,193,251
110,811    McGraw-Hill Co., Inc.                                2,785,789
                                                               $9,594,266
           Total Media                                         $11,255,459
           Retailing - 4.0 %
           Department Stores - 0.7 %
68,299     Nordstrom, Inc. (b)                                 $2,085,851
           General Merchandise Stores - 1.9 %
122,030    Target Corp.                                        $5,696,360
           Home Improvement Retail - 0.9 %
132,733    Lowe's Companies, Inc.                              $2,779,429
           Specialty Stores - 0.5 %
68,853     Staples, Inc.                                       $1,598,767
           Total Retailing                                     $12,160,407
           Food & Drug Retailing - 4.0 %
           Drug Retail - 2.7 %
65,331     CVS/Caremark Corp.                                  $2,334,930
156,810    Walgreen Co.                                         5,875,671
                                                               $8,210,601
           Food Distributors - 0.8 %
99,036     Sysco Corp.                                         $2,461,045
           Hypermarkets & Supercenters - 0.5 %
31,461     Wal-Mart Stores, Inc.                               $1,544,420
           Total Food & Drug Retailing                         $12,216,066
           Food Beverage & Tobacco - 8.7 %
           Packaged Foods & Meats - 6.6 %
63,417     Campbell Soup Co.                                   $2,068,663
51,702     General Mills, Inc.                                  3,328,575
86,060     H.J. Heinz Co., Inc.                                 3,420,885
108,712    Hershey Foods Corp.                                  4,224,548
42,982     Kellogg Co.                                          2,116,004
129,545    Kraft Foods, Inc.                                    3,403,147
34,440     Nestle SA (Registered Shares)                        1,467,951
                                                               $20,029,773
           Soft Drinks - 2.1 %
54,459     Coca-Cola Co.                                       $2,924,448
58,124     PepsiCo, Inc.                                        3,409,554
                                                               $6,334,002
           Total Food Beverage & Tobacco                       $26,363,775
           Household & Personal Products - 2.6 %
           Household Products - 2.2 %
13,325     Clorox Co.                                          $ 783,777
76,676     Colgate-Palmolive Co.                                5,848,845
                                                               $6,632,622
           Personal Products - 0.4 %
30,729     Estee Lauder Co. (b)                                $1,139,431
           Total Household & Personal Products                 $7,772,053
           Health Care Equipment & Services - 7.7 %
           Health Care Equipment - 6.7 %
34,553     Baxter International, Inc.                          $1,969,867
84,775     Becton, Dickinson & Co.                              5,913,056
54,284     C. R. Bard, Inc.                                     4,267,265
29,892     Covidien Ltd.                                        1,293,128
42,762     Medtronic, Inc. *                                    1,573,642
86,158     St. Jude Medical, Inc. *                             3,361,024
42,760     Stryker Corp.                                        1,942,587
                                                               $20,320,569
           Health Care Supplies - 1.0 %
22,912     Alcon, Inc.                                         $3,177,207
           Total Health Care Equipment & Services              $23,497,776
           Pharmaceuticals & Biotechnology - 4.8 %
           Pharmaceuticals - 4.8 %
88,912     Abbott Laboratories, Inc.                           $4,398,477
48,376     Eli Lilly & Co.                                      1,597,859
32,690     Johnson & Johnson                                    1,990,494
44,498     Merck & Co., Inc.                                    1,407,472
73,830     Pfizer, Inc.                                         1,221,887
78,538     Teva Pharmaceutical Industries Ltd.                  3,970,881
                                                               $14,587,070
           Total Pharmaceuticals & Biotechnology               $14,587,070
           Banks - 2.3 %
           Diversified Banks - 1.4 %
102,815    U.S. Bancorp                                        $2,247,536
70,900     Wells Fargo  & Co.                                   1,997,962
                                                               $4,245,498
           Regional Banks - 0.9 %
37,447     PNC Bank Corp.                                      $1,819,550
54,803     Zions Bancorporation (b)                              984,810
                                                               $2,804,360
           Total Banks                                         $7,049,858
           Diversified Financials - 7.0 %
           Asset Management & Custody Banks - 4.8 %
37,524     Franklin Resources, Inc.                            $3,774,914
33,457     Northern Trust Corp.                                 1,945,859
55,201     State Street Corp.                                   2,903,573
86,360     T. Rowe Price Associates, Inc. (b)                   3,946,652
76,250     The Bank of New York Mellon Corp.                    2,210,488
                                                               $14,781,486
           Diversified Financial Services - 0.8 %
53,136     J.P. Morgan Chase & Co.                             $2,328,420
           Investment Banking & Brokerage - 0.8 %
81,110     Morgan Stanley                                      $2,504,677
           Specialized Finance - 0.6 %
5,693      CME Group Inc.                                      $1,754,526
           Total Diversified Financials                        $21,369,109
           Insurance - 2.7 %
           Property & Casualty Insurance - 2.7 %
131,793    Chubb Corp.                                         $6,643,685
32,256     The Traveler Companies, Inc.                         1,587,963
                                                               $8,231,648
           Total Insurance                                     $8,231,648
           Software & Services - 3.2 %
           Application Software - 0.8 %
70,558     Adobe Systems, Inc. *                               $2,331,236
           Data Processing & Outsourced Services - 1.8 %
66,027     Automatic Data Processing, Inc.                     $2,594,861
31,843     DST Systems, Inc. *                                  1,426,566
31,732     Fiserv, Inc. *                                       1,529,482
                                                               $5,550,909
           Systems Software - 0.6 %
68,729     Microsoft Corp.                                     $1,779,394
           Total Software & Services                           $9,661,539
           Technology Hardware & Equipment - 7.3 %
           Communications Equipment - 2.1 %
106,154    Cisco Systems, Inc. *                               $2,498,865
226,511    Nokia Corp. (A.D.R.) (b)                             3,311,591
8,153      Research In Motion Ltd. *                             550,735
                                                               $6,361,191
           Computer Hardware - 3.4 %
6,385      Apple, Inc. *                                       $1,183,587
150,907    Hewlett-Packard Co.                                  7,124,319
17,171     IBM Corp.                                            2,053,823
                                                               $10,361,729
           Computer Storage & Peripherals - 0.4 %
75,757     EMC Corp. *                                         $1,290,899
           Office Electronics - 1.4 %
101,068    Canon, Inc.  (A.D.R.)                               $4,041,709
           Total Technology Hardware & Equipment               $22,055,528
           Semiconductors - 3.4 %
           Semiconductor Equipment - 0.6 %
142,566    Applied Materials, Inc.                             $1,910,384
           Semiconductors - 2.8 %
73,913     Analog Devices, Inc.                                $2,038,521
158,879    Intel Corp.                                          3,109,262
134,088    Texas Instruments, Inc.                              3,176,545
                                                               $8,324,328
           Total Semiconductors                                $10,234,712
           Telecommunication Services - 0.6 %
           Integrated Telecommunication Services - 0.6 %
58,600     Verizon Communications, Inc.                        $1,773,822
           Total Telecommunication Services                    $1,773,822
           Utilities - 2.0 %
           Electric Utilities - 1.4 %
28,995     FirstEnergy Corp.                                   $1,325,651
32,039     PPL Corp.                                             972,063
63,821     Southern Co.                                         2,021,211
                                                               $4,318,925
           Multi-Utilities - 0.6 %
54,063     Public Service Enterprise Group, Inc.               $1,699,741
           Total Utilities                                     $6,018,666
           TOTAL COMMON STOCKS
           (Cost  $270,606,671)                               $302,530,912
Principal
Amount                                                            Value
           Securities Lending Collateral  - 3.4% (c)
          Certificates of Deposit:
494,479    Bank of Nova Scotia 0.25%, 11/17/09                 $ 494,479
521,950    BNP Paribas NY, 0.3%, 11/17/09                        521,950
329,652    Rabobank Nederland NY, 0.24%, 12/11/09                329,652
329,652    Societe Generale, 0.27%, 12/4/09                      329,652
329,652    Toronto Dominion, 0.23%, 12/16/09                     329,652
                                                               $2,005,385
           Commercial Paper:
549,216    BBVA London, 0.29%, 11/6/09                         $ 549,216
329,432    CBA Financial, 0.27%, 12/29/09                        329,432
329,446    HND AF, 0.30%, 12/15/09                               329,446
274,596    HSBC, 0.24%, 12/2/09                                  274,596
54,919     HSBC, 0.24%, 12/3/09                                  54,919
494,211    NABPP, 0.29%, 12/7/09                                 494,211
549,420    Cafco, 0.40%, 10/1/09                                 549,420
412,051    Char FD, 0.30%, 10/5/09                               412,051
137,328    Char FD, 0.28%, 10/26/09                              137,328
164,746    Ciesco, 0.33%, 11/23/09                               164,746
164,749    Ciesco, 0.25%, 12/7/09                                164,749
252,708    Fasco, 0.20%, 10/19/09                                252,708
274,652    Kithaw, 0.23%, 11/3/09                                274,652
346,025    Old LLC, 0.30%, 10/16/09                              346,025
219,955    Old LLC, 0.32%, 10/15/09                              219,955
274,580    Ranger, 0.24%, 12/11/09                               274,580
260,925    TB LLC, 0.20%, 10/5/09                                260,925
111,016    GE, 0.23%, 10/26/09                                   111,016
191,762    Santander U.S. Debt, 0.37%, 11/20/09                  191,762
                                                               $5,391,737
           Tri-party Repurchase Agreements:
1,593,317  Deutsche Bank, 0.06%, 10/1/09                       $1,593,310
726,190    Barclays Capital Markets, 0.01%, 10/1/09              726,190
                                                               $2,319,500
Shares
           Money Market Mutual Fund:
219,768    Dreyfus Preferred Money Market Fund                 $ 219,768
274,710    Fidelity Prime Money Market Fund                      274,710
                                                               $ 494,478

           Total Securities Lending Collateral                 $10,211,100
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $10,211,100)                                 $10,211,100
           TOTAL INVESTMENT IN SECURITIES - 102.9%
           (Cost  $280,817,771) (a)                            $312,742,012
           OTHER ASSETS AND LIABILITIES - (2.9)%               $(8,917,219)
           TOTAL NET ASSETS - 100.0%                           $303,824,793

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $281,802,986 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $66,547,228

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (35,608,202)

           Net unrealized gain                                   $30,939,026

(b)        At September 30, 2009, the following securities were out on loan:

Shares     Description                                            Value
15,000     BHP Billiton Ltd. (A.D.R.)                          $ 990,150
9,700      Caterpillar, Inc.                                     497,901
30,200     Estee Lauder Co.                                     1,119,816
224,000    Nokia Corp. (A.D.R.)                                 3,274,880
17,600     Nordstrom, Inc.                                       537,504
29,000     T. Rowe Price Associates, Inc.                       1,325,300
49,500     Zions Bancorporation                                  889,515
           Total                                               $8,635,066

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                                     Level 1   Level 2  Level 3    Total

Common stocks                    $302,530,912    $0       $0   $302,530,912
Rights/warrants                          0        0        0              0
Temporary cash investments            494,478  9,716,622   0     10,211,100
Total                            $303,025,390 $9,716,622  $0   $312,742,012

 Pioneer Growth Opportunities VCT
          SCHEDULE OF INVESTMENTS  9/30/2009 (unaudited)

Shares                                                           Value
          COMMON STOCKS - 95.8 %
          Energy - 7.9 %
          Coal & Consumable Fuels - 0.5 %
18,885    Alpha Natural Resources, Inc. * (b)                 $ 662,856
          Oil & Gas Equipment And Services - 2.8 %
160,600   Exterran Holdings, Inc. * (b)                       $3,812,644
          Oil & Gas Exploration & Production - 4.6 %
34,900    Cabot Oil & Gas Corp.                               $1,247,675
44,141    Carrizo Oil & Gas, Inc. * (b)                        1,081,013
23,600    Comstock Resources, Inc. *                            945,888
54,400    Petrohawk Energy Corp. *                             1,317,024
130,300   Sandridge Energy, Inc. * (b)                         1,688,688
                                                              $6,280,288
          Total Energy                                        $10,755,788
          Materials - 0.6 %
          Diversified Metals & Mining - 0.6 %
80,400    Titanium Metals Corp. (b)                           $ 771,036
          Total Materials                                     $ 771,036
          Capital Goods - 9.1 %
          Aerospace & Defense - 1.4 %
163,100   Hexcel Corp. *                                      $1,865,864
          Construction & Engineering - 2.5 %
52,900    KBR, Inc.                                           $1,232,041
62,615    MYR Group, Inc. *                                    1,320,550
39,746    Tutor Perini Corp. *                                  846,590
                                                              $3,399,181
          Electrical Component & Equipment - 1.0 %
100,273   Polypore International, Inc. *                      $1,294,524
          Industrial Conglomerates - 0.8 %
42,100    McDermott International, Inc. *                     $1,063,867
          Industrial Machinery - 3.4 %
106,200   Altra Holdings, Inc. *                              $1,188,378
135,500   Flow International Corp. *                            350,945
82,200    Kennametal, Inc.                                     2,022,942
91,292    SmartHeat, Inc. *                                    1,083,636
                                                              $4,645,901
          Total Capital Goods                                 $12,269,337
          Commercial Services & Supplies - 5.4 %
          Diversified Support Services - 3.3 %
41,700    Copart, Inc. *                                      $1,384,857
43,500    Healthcare Services Group, Inc.                       798,660
277,300   infoGROUP, Inc. *                                    1,943,873
56,173    TechTarget, Inc. *                                    320,186
                                                              $4,447,576
          Environmental & Facilities Services - 1.1 %
38,200    Team, Inc. *                                        $ 647,490
28,000    Waste Connections, Inc. *                             808,080
                                                              $1,455,570
          Research & Consulting Services - 1.0 %
33,100    CoStar Group, Inc. * (b)                            $1,364,382
          Total Commercial Services & Supplies                $7,267,528
          Transportation - 1.5 %
          Air Freight & Couriers - 0.8 %
75,900    UTI Worldwide, Inc.                                 $1,099,032
          Airlines - 0.7 %
23,000    Allegiant Travel Co. * (b)                          $ 876,070
          Total Transportation                                $1,975,102
          Consumer Durables & Apparel - 5.0 %
          Apparel, Accessories & Luxury Goods - 2.8 %
53,600    Fuqi International, Inc. * (b)                      $1,569,408
49,300    The Warnaco Group, Inc. *                            2,162,298
                                                              $3,731,706
          Footwear - 0.5 %
55,133    Iconix Brand Group, Inc. *                          $    0
39,800    Skechers U.S.A., Inc. *                               682,172
          Housewares & Specialties - 1.2 %
41,100    Tupperware Brands Corp.                             $1,640,712
          Leisure Products - 0.5 %
168,800   Leapfrog Enterprises, Inc. * (b)                    $ 693,768
          Total Consumer Durables & Apparel                   $6,748,358
          Consumer Services - 3.6 %
          Casinos & Gaming - 1.0 %
30,500    WMS Industries, Inc. *                              $1,359,080
          Education Services - 2.2 %
24,400    American Public Education, Inc. * (b)               $ 847,656
117,821   Grand Canyon Education, Inc. * (b)                   2,100,748
                                                              $2,948,404
          Restaurants - 0.4 %
75,800    McCormick & Schmick's Seafood, Inc. *               $ 563,952
          Total Consumer Services                             $4,871,436
          Retailing - 3.4 %
          Apparel Retail - 1.3 %
30,100    Gymboree Corp. * (b)                                $1,456,238
10,284    Urban Outfitters, Inc. *                              310,268
                                                              $1,766,506
          Computer & Electronics Retail - 0.9 %
43,800    GameStop Corp. *                                    $1,159,386
          Internet Retail - 1.2 %
9,700     Priceline.com, Inc. * (b)                           $1,608,454
          Total Retailing                                     $4,534,346
          Food Beverage & Tobacco - 5.9 %
          Packaged Foods & Meats - 5.9 %
56,607    American Italian Pasta Co. * (b)                    $1,538,578
162,000   Chiquita Brands International, Inc. *                2,617,920
152,282   Imperial Sugar Co.                                   1,930,936
138,400   Smart Balance, Inc. *                                 849,776
80,600    Smithfield Foods, Inc. * (b)                         1,112,280
                                                              $8,049,490
          Total Food Beverage & Tobacco                       $8,049,490
          Health Care Equipment & Services - 12.8 %
          Health Care Equipment - 6.4 %
124,300   Abiomed, Inc. * (b)                                 $1,206,953
98,600    ArthroCare Corp. *                                   2,010,454
113,978   Cryolife, Inc. *                                      908,405
197,824   DexCom, Inc. * (b)                                   1,568,744
12,600    IDEXX Laboratories, Inc. * (b)                        630,000
68,200    Insulet Corp. * (b)                                   765,886
87,300    MAKO Surgical Corp. *                                 764,748
27,000    Thoratec Corp. *                                      817,290
                                                              $8,672,480
          Health Care Facilities - 2.2 %
110,700   LCA-Vision, Inc. *                                  $ 776,007
84,800    Psychiatric Solution, Inc. *                         2,269,248
                                                              $3,045,255
          Health Care Services - 1.3 %
22,500    HMS Holdings Corp. *                                $ 860,175
41,300    Omnicare, Inc.                                        930,076
                                                              $1,790,251
          Health Care Supplies - 2.9 %
96,700    Endologix, Inc. *                                   $ 598,573
21,900    Haemonetics Corp. *                                  1,229,028
52,800    Inverness Medical Innovations, Inc. * (b)            2,044,944
                                                              $3,872,545
          Total Health Care Equipment & Services              $17,380,531
          Pharmaceuticals & Biotechnology - 6.6 %
          Biotechnology - 3.9 %
29,500    Advanced Magnetics, Inc. *                          $1,288,560
22,100    Alexion Pharmaceuticals, Inc. * (b)                   984,334
61,700    BioMarin Pharmaceutical, Inc. * (b)                  1,115,536
26,200    Myriad Genetics, Inc. *                               717,880
156,794   PDL BioPharma, Inc.                                  1,235,537
                                                              $5,341,847
          Life Sciences Tools & Services - 1.6 %
77,300    Bruker Corp. *                                      $ 824,791
94,900    Parexel International Corp. *                        1,289,691
                                                              $2,114,482
          Pharmaceuticals - 1.1 %
337,256   Cardiome Pharma Corp. * (b)                         $1,460,318
          Total Pharmaceuticals & Biotechnology               $8,916,647
          Banks - 1.3 %
          Regional Banks - 0.6 %
37,604    Home Bancshares, Inc. *                             $ 824,280
          Thrifts & Mortgage Finance - 0.7 %
117,100   MGIC Investment Corp. * (b)                         $ 867,711
          Total Banks                                         $1,691,991
          Diversified Financials - 1.6 %
          Asset Management & Custody Banks - 0.6 %
86,000    Penson Worldwide, Inc. * (b)                        $ 837,640
          Consumer Finance - 0.5 %
48,357    Ezcorp, Inc. *                                      $ 660,557
          Specialized Finance - 0.5 %
24,200    MSCI, Inc. *                                        $ 716,804
          Total Diversified Financials                        $2,215,001
          Insurance - 1.8 %
          Property & Casualty Insurance - 1.8 %
58,300    Assured Guaranty Ltd.                               $1,132,186
42,900    Axis Capital Holdings Ltd.                           1,294,722
                                                              $2,426,908
          Total Insurance                                     $2,426,908
          Software & Services - 17.9 %
          Application Software - 8.7 %
83,066    Aspen Technology, Inc. *                            $ 847,273
216,499   Cadence Design System, Inc. *                        1,589,103
26,673    Concur Technologies, Inc. * (b)                      1,060,518
53,500    Informatica Corp. *                                  1,208,030
35,629    Net 1 UEPS Technologies, Inc. *                       746,784
88,600    Nuance Communications, Inc. *                        1,325,456
39,100    Quest Software, Inc. *                                658,835
28,800    Solera Holdings, Inc.                                 895,968
40,467    The Ultimate Software Group, Inc. * (b)              1,162,212
141,900   TIBCO Software, Inc. *                               1,346,631
84,000    TiVo, Inc. *                                          870,240
                                                              $11,711,050
          Data Processing & Outsourced Services - 0.6 %
14,300    Alliance Data Systems Corp. * (b)                   $ 873,444
          Home Entertainment Software - 0.3 %
15,575    Rosetta Stone, Inc. * (b)                           $ 357,602
          Internet Software & Services - 5.0 %
47,678    Dealertrack Holdings, Inc. *                        $ 901,591
102,800   Dice Holdings, Inc. *                                 674,368
45,800    Omniture, Inc. *                                      981,952
58,857    Rackspace Hosting, Inc. *                            1,004,100
83,100    Skillsoft Plc *                                       797,760
144,900   United Online, Inc.                                  1,164,996
25,400    VistaPrint NV * (b)                                  1,289,050
                                                              $6,813,817
          It Consulting & Other Services - 1.7 %
50,200    Gartner Group, Inc. *                               $ 917,154
175,400   Sapient Corp. *                                      1,410,216
                                                              $2,327,370
          Systems Software - 1.6 %
48,500    Commvault Systems, Inc. *                           $1,006,375
65,213    DemandTec, Inc. *                                     575,831
51,759    Radiation Systems, Inc. *                             555,892
                                                              $2,138,098
          Total Software & Services                           $24,221,381
          Technology Hardware & Equipment - 3.0 %
          Communications Equipment - 2.6 %
46,300    Blue Coat Systems, Inc. *                           $1,045,917
185,100   Brocade Communications Systems, Inc. *               1,454,886
111,238   Finisar Corp. *                                      1,076,779
                                                              $3,577,582
          Electronic Components - 0.4 %
19,000    Digital Theater Systems, Inc. *                     $ 520,220
          Total Technology Hardware & Equipment               $4,097,802
          Semiconductors - 7.0 %
          Semiconductor Equipment - 1.6 %
52,300    MEMC Electronic Materials, Inc. *                   $ 869,749
45,900    Tessera Technologies, Inc. *                         1,280,151
                                                              $2,149,900
          Semiconductors - 5.4 %
289,200   ANADIGICS, Inc. *                                   $1,362,132
37,700    Hittite Microwave Corp. *                            1,386,606
67,700    Maxim Integrated Products, Inc. (b)                  1,228,078
93,200    Microsemi Corp. *                                    1,471,628
108,900   ON Semiconductor Corp. *                              898,425
76,300    Skyworks Solutions, Inc. *                           1,010,212
                                                              $7,357,081
          Total Semiconductors                                $9,506,981
          Telecommunication Services - 0.7 %
          Alternative Carriers - 0.7 %
108,600   Premiere Global Services, Inc. *                    $ 902,466
          Total Telecommunication Services                    $ 902,466
          Utilities - 0.7 %
          Independent Power Producer & Energy Traders - 0.7 %
24,700    Ormat Technologies, Inc. (b)                        $1,008,254
          Total Utilities                                     $1,008,254
          TOTAL COMMON STOCKS
          (Cost  $95,607,436)                               $129,610,383
          EXCHANGE TRADED FUNDS - 1.0%
20,600 iShares Russell 2000 Growth Exchange Traded Fund (b)$1,347,652 TOTAL EXCHANGE TRADED FUNDS
          (Cost  $1,252,274)                                  $1,347,652
Principal
Amount                                                           Value
          Securities Lending Collateral  - 19.5%
          Certificates of Deposit:
  1,274,86Bank of Nova Scotia 0.25%, 11/17/09                 $1,274,866
  1,345,69BNP Paribas NY, 0.3%, 11/17/09                       1,345,692
     849,9Rabobank Nederland NY, 0.24%, 12/11/09               849,911
849,911   Societe Generale, 0.27%, 12/4/09                     849,911
849,911   Toronto Dominion, 0.23%, 12/16/09                    849,911
                                                              $5,170,291
          Commercial Paper:
1,415,993 BBVA London, 0.29%, 11/6/09                         $1,415,993
849,344   CBA Financial, 0.27%, 12/29/09                       849,344
849,380   HND AF, 0.30%, 12/15/09                              849,380
707,966   HSBC, 0.24%, 12/2/09                                 707,966
141,592   HSBC, 0.24%, 12/3/09                                 141,592
1,274,178 NABPP, 0.29%, 12/7/09                                1,274,178
1,416,518 Cafco, 0.40%, 10/1/09                                1,416,518
1,062,353 Char FD, 0.30%, 10/5/09                              1,062,353
354,061   Char FD, 0.28%, 10/26/09                             354,061
424,749   Ciesco, 0.33%, 11/23/09                              424,749
424,758   Ciesco, 0.25%, 12/7/09                               424,758
651,533   Fasco, 0.20%, 10/19/09                               651,533
708,110   Kithaw, 0.23%, 11/3/09                               708,110
892,125   Old LLC, 0.30%, 10/16/09                             892,125
567,089   Old LLC, 0.32%, 10/15/09                             567,089
707,924   Ranger, 0.24%, 12/11/09                              707,924
672,718   TB LLC, 0.20%, 10/5/09                               672,718
286,223   GE, 0.23%, 10/26/09                                  286,223
494,401   Santander U.S. Debt, 0.37%, 11/20/09                 494,401
                                                              $13,901,015
          Tri-party Repurchase Agreements:
4,107,903 Deutsche Bank, 0.06%, 10/1/09                       $4,107,903
1,872,269 Barclays Capital Markets, 0.01%, 10/1/09             1,872,269
                                                              $5,980,172
Shares
          Money Market Mutual Fund:
566,607   Dreyfus Preferred Money Market Fund                 $566,607
708,259   Fidelity Prime Money Market Fund                     708,259
                                                              $1,274,866

          Total Securities Lending Collateral                 $26,326,344
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $26,326,344)                                 $26,326,344
          TOTAL INVESTMENT IN SECURITIES - 116.2%
          (Cost  $123,186,054) (a)                            $157,284,379
          OTHER ASSETS AND LIABILITIES - (15.2) %            $(21,964,990)
          TOTAL NET ASSETS - 100.0%                           $135,319,389

*         Non-income producing security.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $124,862,373 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost           $  38,965,397

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (6,543,391)

          Net unrealized gain                                 $  32,422,006

(b)       At September 30, 2009, the following securities were out on loan:

Shares    Description                                            Value
23,236    Abiomed, Inc. *                                     $225,622
10,300    Alexion Pharmaceuticals, Inc. *                      458,762
16,500    Allegiant Travel Co. *                               628,485
14,000    Alliance Data Systems Corp. *                        855,120
12,400    Alpha Natural Resources, Inc. *                      435,240
46,000    American Italian Pasta Co. *                         1,250,280
3,000     American Public Education, Inc. *                    104,220
32,600    BioMarin Pharmaceutical, Inc. *                      589,408
68,200    Cardiome Pharma Corp. *                              295,306
30,200    Carrizo Oil & Gas, Inc. *                            739,598
15,000    Concur Technologies, Inc. *                          596,400
5,000     CoStar Group, Inc. *                                 206,100
23,200    DexCom, Inc. *                                       183,976
152,300   Exterran Holdings, Inc. *                            3,615,602
53,000    Fuqi International, Inc. *                           1,551,840
45,400    Grand Canyon Education, Inc. *                       809,482
600       Gymboree Corp. *                                      29,028
12,400    IDEXX Laboratories, Inc. *                           620,000
67,500    Insulet Corp. *                                      758,025
4,000     Inverness Medical Innovations, Inc. *                154,920
19,700    iShares Russel 2000 Growth Exchange Traded Fund      1,290,547
42,100    Leapfrog Enterprises, Inc. *                         173,031
8,900     Maxim Integrated Products, Inc.                      161,446
121,000   MGIC Investment Corp. *                              896,610
23,300    Ormat Technologies, Inc.                             951,106
80,000    Penson Worldwide, Inc. *                             779,200
7,300     Priceline.com, Inc. *                                1,210,486
15,100    Rosetta Stone, Inc. *                                346,696
84,500    Sandridge Energy, Inc. *                             1,095,120
71,700    Smithfield Foods, Inc. *                             989,460
25,000    Titanium Metals Corp.                                239,750
36,600    The Ultimate Software Group, Inc. *                  1,051,152
15,000    VistaPrint NV *                                      761,250
          Total                                               $24,053,268

(c)       Security lending collateral is managed by Credit Suisse.



          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:
                              Level 1        Level 2    Level 3     Total

Common Stocks               $129,610,383      $0          $0   $129,610,383
Exchange Traded Fund           1,347,652       0           0      1,347,652
Temporary Cash Investments     1,274,866    25,051,478     0     26,326,344
Total                       $132,232,901   $25,051,478    $0   $157,284,379

Pioneer Money Market VCT Portfolio
                 SCHEDULE OF INVESTMENTS  9/30/2009 (unaudited)

Shares    Floating Rate (b)                                              Value
                 CORPORATE BONDS - 19.2 %
                 Energy - 0.9 %
                 Integrated Oil & Gas - 0.9 %
405,000    2.79  BP Capital Markets Plc, Floating Rate Note, 1/11/10  $ 405,000
                 Total Energy                                         $ 405,000
                 Household & Personal Products - 0.4 %
                 Personal Products - 0.4 %
105,000    0.71  Procter & Gamble Co., Floating Rate Note, 2/8/10     $ 105,000
70,000           Procter & Gamble International, Floating Rate Note,     70,000
                                                                      $ 175,000
                 Total Household & Personal Products                  $ 175,000
                 Banks - 10.6 %
                 Diversified Banks - 9.0 %
900,000          BNP Paribas, 1.6125%,  03/10/10                      $ 899,748
305,000    3.01  BNP Paribas, Floating Rate Note, 2/13/09               305,000
250,000    2.58  Rabobank Nederland, Floating Rate Note, 11/9/09 (144A  249,974
250,000          Rabobank Nederland NV, 0.51%, 8/16/14                  250,000
540,000          Rabobank Nederland NV, 1.22563%, 5/19/10               541,748
250,000    1.54  Royal Bank of Canada, Floating Rate Note, 10/15/09 (1  250,019
113,000          US Bancorp, Floating Rate Note, 2/4/10                 113,191
440,000          US Bancorp, Floating Rate Note, 5/6/10                 441,128
350,000          Wells Fargo Co., Floating Rate Note, 1/29/10           349,964
695,000          Westpac Banking Corp., Floating Rate Note, 10/9/09     695,041
                                                                      $4,095,813
                 Regional Banks - 1.6 %
460,000          Bank of America, Floating Rate Note, 10/3/09 EXT     $ 458,095
250,000          Bank of America NA, Floating Rate Note, 9/13/10        250,000
                                                                      $ 708,095
                 Total Banks                                          $4,803,908
                 Diversified Financials - 6.4 %
                 Asset Management & Custody Banks - 0.2 %
100,000    1.63  Bank of New York Mellon, Floating Rate Note, 2/5/10  $  99,779
                 Diversified Finance Services - 2.3 %
115,000    1.46  General Electric Capital Corp., Floating Rate Note, 7$ 115,054
250,000          JPMorgan Chase & Co., 1.59563%, 11/19/09               250,088
250,000          JPMorgan Chase & Co., 1.14%, 3/10/10                   250,486
410,000    1.62  JPMorgan Chase & Co., Floating Rate Note, 1/22/10      409,609
                                                                      $1,025,237
                 Investment Banking & Brokerage - 3.9 %
135,000          Bear Stearns Cos LLC, 1.36563%, 5/18/10              $ 134,500
535,000    0.75  Bear Stearns Cos LLC, Floating Rate Note, 2/23/10      534,564
55,000     5.60  Credit Suisse FB USA Inc., Floating Rate Note, 1/15/1   55,047
755,000          Credit Suisse FB USA Inc., Floating Rate Note, 11/20/  755,201
315,000          Credit Suisse USA, Inc., 4.125%, 1/15/10               317,950
                                                                      $1,797,262
                 Total Diversified Financials                         $2,922,278
                 Insurance - 0.9 %
                 Multi-Line Insurance - 0.9 %
400,000          Metropolitan Life Global Funding I, 4.5%, 5/5/10     $ 406,380
                 Total Insurance                                      $ 406,380
                 TOTAL CORPORATE BONDS
                 (Cost  $8,712,566)                                   $8,712,566
                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.2 %
410,000    2.68  Federal Farm Credit Bank, Floating Rate Note, 2/11/10$ 410,369
165,000          Federal Home Loan Banks, 0.65%, 7/28/10                165,000
225,000    0.79  Federal Home Loan Banks, 0.88%, 3/12/10                225,060
20,000           Federal Home Loan Banks, 4.449%,  10/13/09              20,004
505,000          Federal Home Loan Banks, Floating Rate Note, 2/10/10   505,756
220,000    0.40  Federal Home Loan Banks, Floating Rate Note, 2/19/10   220,384
235,000          Federal Home Loan Mortgage Corp., 1.43%, 9/3/10        236,771
435,000    0.68  Federal Home Loan Mortgage Corp., Floating Rate Note,  435,048
775,000    1.23  Federal Home Loan Mortgage Corp., Floating Rate Note,  775,855
600,000          Federal National Mortgage Association, 4.36875%, 01/2  600,469
1,500,000        Federal National Mortgage Association, 0.96625%,  8/5 1,502,989
235,000    0.62  Federal National Mortgage Association, Floating Rate   235,000
1,485,000  2.73  Federal National Mortgage Association, Floating Rate  1,485,976
555,000          Federal National Mortgage Association, Floating Rate   554,972
455,000    0.56  FREDDIE MAC, Floating Rate Note, 1/8/10                455,029
745,000    0.56  FREDDIE MAC, Floating Rate Note, 1/8/10                745,108
225,000          FREDDIE MAC, Floating Rate Note, 7/12/10               225,030
390,000          U.S. Treasury Notes, 3.5%, 2/15/10                     394,143
                                                                      $9,192,963
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS         $9,192,963
                 (Cost  $9,192,963)                                   $9,192,963
                 MUNICIPAL BONDS - 10.0 %
                 Municipal  Development - 3.8 %
1,020,000  0.27  Jackson County Mississippi, Floating Rate Note, 6/1/2$1,020,000
600,000    0.28  Valdez Alaska Marine Revenue, Floating Rate Note, 6/1  600,000
100,000    0.28  Valdez Alaska Marine Term, Floating Rate Note, 7/1/37  100,000
                                                                      $1,720,000
                 Municipal  Higher Education - 2.2 %
100,000    0.11  Maryland State Health & Higher Educational Facilities$ 100,000
250,000    0.30  Syracuse NY Industrial Development Agency, Floating R  250,000
215,000    0.30  Syracuse NY Industrial Development Agency, Floating R  215,000
450,000    0.28  University of Minnesota, Floating Rate Note, 12/1/36   450,000
                                                                      $1,015,000
                 Municipal  Medical - 2.7 %
275,000    0.30  Charlotte-Mecklenburg Hospital Authority, Floating Ra$ 275,000
625,000    0.27  Harris County Texas Health, Floating Rate Note, 12/01  625,000
130,000    0.25  Loudoun County VA Industrial Development Authority, F  130,000
100,000          Minneapolis & State Paul, Floating Rate Note, 11/15/3  100,000
100,000    0.30  Washington State Health Care Facilities, Floating Rat  100,000
                                                                      $1,230,000
                 Municipal  Pollution - 0.5 %
100,000          County of Salt Lake UT, 1.25%, 12/30/09              $ 100,222
100,000    0.28  Hurley New Mexico Pollution, Floating Rate Note, 12/1  100,000
                                                                      $ 200,222
                 Municipal Utilities - 0.6 %
125,000          Chatom Industrial Development, 6.0%, 11/15/38        $ 125,000
140,000    0.30  Southeast, AL Gas District, Floating Rate Note, 8/1/2  140,000
                                                                      $ 265,000
                 Municipal Water - 0.2 %
100,000    0.32  Boston MA Water & Sewer Community Revenue, Floating R$ 100,000
                 TOTAL MUNICIPAL BONDS                                $4,530,222
                 (Cost  $4,530,222)                                   $4,530,222

                 TEMPORARY CASH INVESTMENTS - 51.0 %
                 Commercial Paper - 28.5 %
250,000          Banco Bilbao Vizcaya Argentari, 0.255%, 12/29/09     $ 250,003
495,000    1.19  Bank Of New York Cert of Dep, Floating Rate Note,  4/2 495,744
350,000          Bank of Nova Scotia, 0.97%  061810                     350,000
580,000          Bank of Nova Scotia/Houston, 0.9%,  10/21/09           580,000
340,000          Bank of Nova Scotia/Houston, 1.10625%, 5/11/10         340,000
340,000    0.62  Bank of Nova Scotia/Houston, 1.15688%, 5/5/10          340,000
820,000          CBA Delaware Finance, 0.00%,  11/30/09                 819,693
350,000          CBA Delaware Finance, 0.24%, 12/15/09                  349,825
300,000    0.34  Credit Suisse New York, Floating Rate Note, 9/15/10    300,015
265,000          Danske Corp, 0.00%,  10/09/09                          264,980
415,000          Danske Corp., 0.23%, 10/13/09                          414,968
200,000          Nordea Bank Finland PLC, 1.3%,  10/13/09               200,013
250,000          Ohio State University, 0.25%, 10/05/09                 250,000
530,000          Rabobank Nederland NV NY, 1.43125%, 3/12/10            530,000
115,000          Rabobank Nederland NV, 1.05%,  4/30/10                 115,470
230,000          Rabobank Nederland NV/NY, 0.55%, 12/1/09               230,012
790,000          Royal Bank of Canada, 0.2%, 12/10/09                   790,000
375,000          Royal Bank of Canada, 0.41%, 1/11/10                   375,000
250,000          RY FLTY CD, Floating Rate Note, 10/1/09                250,000
740,000          Societe Generale Nor, 0.00%,  10/23/09                 739,873
95,000           Societe Generale Nor, 0.32%, 11/2/09                    94,973
225,000          Societe Generale North America, 0.23%, 12/28/09        224,874
115,000          Societe Generale North America, 0.25%, 12/18/09        114,938
235,000          Societe Generale North America, 0.28%, 11/13/09        234,921
320,000          Svenska Handelsbanke, 0%,  11/30/09                    319,856
100,000          Svenska Handelsbanke, 0.2%, 1/4/10                      99,947
400,000          Svenska Handelsbanken, 0.4%, 11/9/09                   400,026
250,000          Svenska Handelsbanken, Inc., 0.51%, 12/15/09           249,734
360,000    4.91  The Bank of New York Mellon, Floating Rate Note, 10/1  359,947
325,000          Toronto Dominion Bank, 0.36%, 4/5/10                   325,067
500,000          Toronto Dominion Bank, 0.5%, 2/8/10                    500,036
125,000          Toronto Dominion Bank, 0.65%,  4/15/10                 125,238
535,000          Toronto Dominion Bank, 1.53375%, 1/28/10               535,036
220,000          Toronto Dominion Bank, 1.96%, 10/6/09                  220,002
275,000          University of Texas, 0.32%, 11/2/09                    275,000
280,000          Vanderbilt University, 0.32%, 10/1/09                  280,000
330,000    0.14  Westpac Banking Corp., 0.15%, 7/2/10                   330,000
120,000    0.25  Westpac Banking Corp., 0.25%, 4/15/10                  120,000
155,000          Yale University, 0.35%,  3/12/10                       154,756
                 Total Commercial Paper                              $12,949,947
                 (Cost  $12,949,947)                                 $12,949,947
                 U.S. Government & Agency Obligations - 11.1 %
235,000          U.S TREASURY BILL, 0.2265%,  2/4/10                  $ 234,812
235,000          United States Cash Management, 0.3795%, 7/15/10        234,289
355,000          United States Cash Management, 0.417%, 6/10/10         354,070
480,000          United States Cash Management, 0.43%, 6/17/10          478,672
2,040,000        United States Cash Management, 0.5045%, 4/1/10        2,035,302
500,000          United States Treasury Bill, 0.3495%, 3/11/10          499,218
125,000          United States Treasury Bill, 0.507%, 7/1/10            124,520
300,000          United States Treasury Bill, 0.5145%,  2/11/10         299,557
260,000          United States Treasury Bill, 0.5145%, 5/6/10           259,234
525,000          United States Treasury Bill, 0.4445%, 6/3/10           523,414
                 Total U.S. Government & Agency Obligations           $5,043,088
                 (Cost  $5,043,088)                                   $5,043,088
                 MUTUAL FUND - 2.6 %
1,200,000  0.30  BlackRock Liquidity Funds TempCash Portfolio         $1,200,000
                 TOTAL MUTUAL FUND                                    $1,200,000
                 (Cost  $1,200,000)                                   $1,200,000
                 Repurchase Agreement - 8.7 %
795,000    0.05  Bank of America, 0.05%, dated 9/30/09, repurchase price of $795,000 plus accrued interest on 10/1/09 collateralized
                 by $810,900 Freddie Mac Giant, 5.0%, 9/1/39          $ 795,000

795,000    0.01  Barclays, 0.10%, dated 9/30/09, repurchase price
                 of $795,000 plus accrued interest on 10/1/09 collateralized
                 by $810,900 U.S. Treasury Strip, 0.0%, 11/15/21        795,000

795,000    0.05  BNP Paribas, 0.05%, dated 9/30/09, repurchase price o
                 $795,000 plus accrued interest on 10/1/09 collateralized by the following

                 $95,585 Freddie Mac Giant, 4.0 - 7.0%, 8/1/15 - 10/1/38
                 $715,792 Fedeal National Mortgage Association, 4.0-7  795,000

795,000    0.08  Deutsche Bank, 0.05%, dated 9/30/09, repurchase price of $795,000 plus accrued interest on 10/1/09 collateralized by the following:

                 $174,114 Freddie Mac Giant, 5.5 - 7.0%, 11/1/35 - 3/1/38
                 $392,557 Federal National Mortgage Association., 5.5-7.0%,
			1/1/22 - 1/1/39
                 $130,997 Federal National Mortgage Association (ARM), 4.665-
			5.104%, 1/1/34 - 3/1/38
                 $113,233 Federal Home Loan Mortgage Corp., 5.633 - 6.4 795,000

795,000    0.06  JP Morgan, 0.06%, dated 9/30/09, repurchase price of
                 $795,000 plus accrued interest on 10/1/09 collateralized
                 by $807,507 Federal National Mortgage Association,
                 5.5%, 2/1/33 - 4/1/34                                  795,000

                 Total Repurchase Agreement                           $3,975,000
                 (Cost  $3,975,000)                                    3,975,000
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (cost $23,168035)                                   $23,168,035
                 TOTAL INVESTMENT IN SECURITIES - 100.3%
                 (Cost  $45,603,786) (a)                             $45,603,786
                 OTHER ASSETS AND LIABILITIES - (0.3)%                $(147,379)
                 TOTAL NET ASSETS - 100.0%                           $45,456,407

          (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $499,993 or 1.1% of total net assets.

            (a) At September 30, 2009, cost for federal income tax purposes was $45,603,786.

            (b)  Debt obligation with a variable interest rate.
                 Rate shown is rate at end of period.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                               Level 1       Level 2    Level 3     Total

Commercial Paper                $0        $17,993,035     $0    $17,993,035
Corporate Bonds                  0          8,712,566      0      8,712,566
Municipal Bonds                  0          4,530,222      0      4,530,222
Mutual Funds                   1,200,000        0          0      1,200,000
Repurchase Agreements            0          3,975,000      0      3,975,000
U.S. Government Agency oblig     0          9,192,963      0          0
Total                         $1,200,000  $44,403,786     $0    $45,603,786

Pioneer Real Estate Shares VCT Portfolio
         SCHEDULE OF INVESTMENTS  9/30/2009 (unaudited)

Shares                                                                 Value

         COMMON STOCK - 98.4 %
         Consumer Services - 1.3 %
         Hotels, Resorts & Cruise Lines - 1.3 %
19,700   Starwood Hotels & Resorts Worldwide, Inc.                  $ 650,691
         Total Consumer Services                                    $ 650,691
         Diversified Financials - 0.4 %
         Diversified Finance Services - 0.4 %
16,900   NRDC Acquisition Corp. *                                   $ 174,746
         Total Diversified Financials                               $ 174,746
         Real Estate - 96.7 %
         Diversified Real Estate Investment Trust - 9.1 %
57,900   Liberty Property Trust                                     $1,883,487
40,105   Vornado Realty Trust (b)                                    2,583,163
                                                                    $4,466,650
         Industrial Real Estate Investment Trust - 6.9 %
47,700   AMB Property Corp.                                         $1,094,715
222,800  DCT Industrial Trust, Inc.                                  1,138,508
55,100   Dupont Fabros *                                              734,483
37,100   First Potomac Realty Trust                                   428,876
                                                                    $3,396,582
         Office Real Estate Investment Trust - 14.1 %
2,500    Alexandria Real Estate Equities, Inc.                      $ 135,875
64,700   BioMed Property Trust, Inc.                                  892,860
39,200   Boston Properties, Inc.                                     2,569,560
22,000   Digital Realty Trust, Inc. (b)                              1,005,620
70,400   HRPT Properties Trust                                        529,408
48,200   Kilroy Realty Corp. (b)                                     1,337,068
15,500   Mack-Cali Realty Corp.                                       501,115
                                                                    $6,971,506
         Residential Real Estate Investment Trust - 17.2 %
32,001   AvalonBay Communities, Inc. * (b)                          $2,327,433
49,000   Camden Property Trust *                                     1,974,700
7,300    Equity Lifestyle Properties, Inc.                            312,367
91,700   Equity Residential Property Trust                           2,815,190
13,500   Essex Property Trust, Inc.                                  1,074,330
                                                                    $8,504,020
         Retail Real Estate Investment Trust - 25.8 %
28,700   Federal Realty Investment Trust                            $1,761,319
63,600   Kimco Realty Corp.                                           829,344
117,000  Kite Realty Group Trust                                      487,890
34,100   National Retail Properties, Inc.                             732,127
14,000   Realty Income Corp. (b)                                      359,100
41,200   Regency Centers Corp. (b)                                   1,526,460
65,854   Simon Property Group, Inc. (b)                              4,572,243
11,600   Taubman Centers, Inc. (b)                                    418,528
67,205   The Macerich Co. (b)                                        2,038,328
                                                                    $12,725,339
         Specialized Real Estate Investment Trust - 23.6 %
16,300   Entertainment Properties Trust                             $ 556,482
128,000  Extra Space Storage Inc.                                    1,350,400
72,200   HCP Inc.                                                    2,075,028
2,800    HealthCare REIT, Inc. *                                      116,536
160,100  Host Hotels & Resorts, Inc.                                 1,884,377
61,500   Nationwide Health Properties, Inc. (b)                      1,905,885
88,100   Omega Healthcare Investors, Inc.                            1,411,362
30,500   Public Storage, Inc.                                        2,294,820
1,600    Ventas, Inc. *                                                61,600
                                                                    $11,656,490
         Total Real Estate                                          $48,546,024
         TOTAL COMMON STOCKS
         (Cost  $38,791,495)                                        $48,546,024


Principal
Amount   TEMPORARY CASH INVESTMENTS - 12.7%                            Value
         Securities Lending Collateral  - 12.7% (c)
         Certificates of Deposit:
   304,41Bank of Nova Scotia 0.25%, 11/17/09                        $ 304,416
   321,32BNP Paribas NY, 0.3%, 11/17/09                               321,328
   202,94Rabobank Nederland NY, 0.24%, 12/11/09                       202,944
202,944  Societe Generale, 0.27%, 12/4/09                             202,944
202,944  Toronto Dominion, 0.23%, 12/16/09                            202,944
                                                                    $1,234,576
         Commercial Paper:
338,115  BBVA London, 0.29%, 11/6/09                                $ 338,115
202,809  CBA Financial, 0.27%, 12/29/09                               202,809
202,817  HND AF, 0.30%, 12/15/09                                      202,817
169,050  HSBC, 0.24%, 12/2/09                                         169,050
33,810   HSBC, 0.24%, 12/3/09                                         33,810
304,252  NABPP, 0.29%, 12/7/09                                        304,252
338,240  Cafco, 0.40%, 10/1/09                                        338,240
253,672  Char FD, 0.30%, 10/5/09                                      253,672
84,544   Char FD, 0.28%, 10/26/09                                     84,544
101,423  Ciesco, 0.33%, 11/23/09                                      101,423
101,425  Ciesco, 0.25%, 12/7/09                                       101,425
155,575  Fasco, 0.20%, 10/19/09                                       155,575
169,085  Kithaw, 0.23%, 11/3/09                                       169,085
213,024  Old LLC, 0.30%, 10/16/09                                     213,024
135,411  Old LLC, 0.32%, 10/15/09                                     135,411
169,040  Ranger, 0.24%, 12/11/09                                      169,040
160,634  TB LLC, 0.20%, 10/5/09                                       160,634
68,345   GE, 0.23%, 10/26/09                                          68,345
118,055  Santander U.S. Debt, 0.37%, 11/20/09                         118,055
                                                                    $3,319,326
         Tri-party Repurchase Agreements:
980,897  Deutsche Bank, 0.06%, 10/1/09                              $ 980,897
447,066  Barclays Capital Markets, 0.01%, 10/1/09                     447,066
                                                                    $1,427,963
Shares
         Money Market Mutual Fund:
135,296  Dreyfus Preferred Money Market Fund                        $ 135,296
169,120  Fidelity Prime Money Market Fund                             169,120
                                                                    $ 304,416

         Total Securities Lending Collateral                        $6,286,281
         TOTAL INVESTMENT IN SECURITIES
         (Cost  $6,286,281)                                         $6,286,281
         TOTAL INVESTMENT IN SECURITIES - 111.1%
         (Cost  $45,077,776) (a)                                    $54,832,305
         OTHER ASSETS AND LIABILITIES - (11.1)%                    $(5,497,696)
         TOTAL NET ASSETS - 100.0%                                  $49,334,609

*        Non-income producing security.

(a) At September 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $51,635,211 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                  $12,432,266

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                  (9,235,172)

         Net unrealized gain                                        $3,197,094

(b) At September 30, 2009, the following securities were out on loan:

Shares   Description                                                   Value
31,600   AvalonBay Communities, Inc. *                              $2,298,268
3,000    Digital Realty Trust, Inc.                                   137,130
2,900    Kilroy Realty Corp.                                          80,446
66,436   The Macerich Co.                                            2,015,004
10,000   Nationwide Health Properties, Inc.                           309,900
13,800   Realty Income Corp.                                          353,970
10,000   Regency Centers Corp.                                        370,500
3,900    Simon Property Group, Inc.                                   270,777
2,200    Taubman Centers, Inc.                                        79,376
200      Vornado Realty Trust                                         12,882
         Total                                                      $5,928,253

(c)     Securities lending collateral is managed by Credit Suisse, New York
Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
         30, 2009, in valuing the Fund's assets:
                                 Level 1      Level 2     Level 3     Total

Common Stocks                   $48,546,024     $0          $0    $48,546,024
Temporary Cash Investments         304,416    5,981,865      0      6,286,281
Total                           $48,850,440  $5,981,865     $0    $54,832,305

Pioneer Strategic Income VCT Portfolio
             Schedule of Investments  9/30/2009 (unaudited)

  Principal
  Amount ($)                                                              Value
             CONVERTIBLE CORPORATE BONDS - 4.3 %
             Energy - 0.6 %
             Coal & Consumable Fuels - 0.3 %
  116,000    Massey Energy Co., 3.25%, 8/1/15                          $  92,220
             Oil & Gas Drilling - 0.1 %
  33,000     Transocean Sedco, 1.625%, 12/15/37                        $  32,835
             Oil & Gas Exploration & Production - 0.2 %
  55,000     Chesapeake Energy, 2.5%, 5/15/37                          $  50,256
             Total Energy                                              $ 175,311
             Capital Goods - 0.7 %
             Construction & Farm Machinery & Heavy Trucks - 0.0 %
  8,000      Greenbrier Co., Inc., 2.375%, 5/15/26                     $   5,430
             Electrical Component & Equipment - 0.3 %
  113,000    General Cable Corp., 1.0%, 10/15/12                       $  96,615
             Trading Companies & Distributors - 0.4 %
  87,000     WESCO International, Inc., 6.0%, 9/15/29                  $ 111,360
             Total Capital Goods                                       $ 213,405
             Transportation - 0.3 %
             Marine - 0.3 %
  111,000    Horizon Lines, 4.25%, 8/15/12                             $  87,551
             Total Transportation                                      $  87,551
             Consumer Services - 0.1 %
             Casinos & Gaming - 0.0 %
  28,000     Scientific Games Corp., 0.75%, 12/1/24                    $  27,580
             Total Consumer Services                                   $  27,580
             Health Care Equipment & Services - 0.7 %
             Health Care Equipment - 0.4 %
  135,000    Hologic, Inc., 2.0%, 12/15/37                             $ 110,363
             Health Care Services - 0.3 %
  114,000    Omnicare, Inc., 3.25%, 12/15/35                           $  87,495
             Total Health Care Equipment & Services                    $ 197,858
             Pharmaceuticals & Biotechnology - 0.2 %
             Pharmaceuticals - 0.2 %
  51,000     Mylan Labs, Inc., 1.25%, 3/15/12                          $  49,916
             Total Pharmaceuticals & Biotechnology                     $  49,916
             Banks - 0.1 %
             Regional Banks - 0.1 %
  31,000     National City Corp., 4.0%, 2/1/11                         $  31,233
             Total Banks                                               $  31,233
             Diversified Financials - 0.4 %
             Asset Management & Custody Banks - 0.3 %
  111,000    Affiliated Managers Group, Inc., 3.95%, 8/15/38           $ 104,756
             Total Diversified Financials                              $ 104,756
             Technology Hardware & Equipment - 0.4 %
             Electronic Equipment & Instruments - 0.4 %
  131,000    L-1 Identity Solutions, Inc., 3.75%, 5/15/27              $ 115,116
             Total Technology Hardware & Equipment                     $ 115,116
             Semiconductors - 0.2 %
             Semiconductors - 0.2 %
  50,000     Intel Corp., 3.25%, 8/1/39                                $  53,438
             Total Semiconductors                                      $  53,438
             Telecommunication Services - 0.7 %
             Integrated Telecommunication Services - 0.2 %
  44,000     Qwest Communications International, 3.5%, 11/15/25        $  44,385
             Wireless Telecommunication Services - 0.5 %
  177,000    NII Holdings, 3.125%, 6/15/12                             $ 154,654
             Total Telecommunication Services                          $ 199,039
             TOTAL CONVERTIBLE CORPORATE BONDS
$1,255,203
             (Cost  $982,029)

             CONVERTIBLE PREFERRED STOCKS - 0.5 %
             Diversified Financials - 0.5 %
             Diversified Financial Services - 0.5 %
  165        Bank of America Corp., 7.25%, 12/31/49                    $ 140,248
             Total Diversified Financials                              $ 140,248
             TOTAL CONVERTIBLE PREFERRED STOCKS                        $ 140,248
             (Cost  $116,023)
  Shares
             COMMON STOCKS - 0.7 %
             Materials - 0.3 %
             Commodity Chemicals - 0.3 %
  6,867      Georgia Gulf Corp. *                                      $  83,297
             Forest Products - 0.0 %
  3,450      Ainsworth Lumber Co., Ltd. *                              $   7,781
             Total Materials                                           $  91,078
             Transportation - 0.0 %
             Airlines - 0.0 %
  1,215      Delta Air Lines, Inc. *                                   $  10,886
             Total Transportation                                      $  10,886
             Diversified Financials - 0.4 %
             Asset Management & Custody Banks - 0.2 %
  1,776      Legg Mason, Inc.                                          $  55,109
             Diversified Financial Services - 0.2 %
  53,392     Newhall Land Development LLC *                            $  43,781
             Total Diversified Financials                              $  98,890
             TOTAL COMMON STOCKS                                       $ 200,854
             (Cost  $227,766)
  Principal
  Amount ($)
             ASSET BACKED SECURITIES - 2.6 %
             Consumer Services - 0.3 %
             Restaurants - 0.3 %
  99,000     Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (144A)   $  81,215
             Total Materials                                           $  81,215
             Food & Drug Retail - 0.3 %
             Food Retail - 0.3 %
  118,000    Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37          $  76,700
             Total Materials                                           $  76,700
             Banks - 1.7 %
             Diversified Banks - 0.1 %
  30,098     Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/3$  27,260
             Thrifts & Mortgage Finance - 1.6 %
  37,960     ACE 2004-HE4 M1, Floating Rate Note, 12/25/34             $  26,089
  100,000    Carrington Mortgage Loan Trust, Floating Rate Note, 10/25/   72,716
  34,259     Carrington Mortgage Loan Trust, Floating Rate Note, 8/25/3   22,488
  60,000     Countrywide Asset Backed Certificates, Floating Rate Note,   48,785
  31,975     Countrywide Asset Backed Certificates, Floating Rate Note,   22,288
  67,472     Countrywide Asset Backed Certificates, Floating Rate Note,   64,138
  41,961     FBR Securitization Trust, 2.76188%, 9/25/35                  37,510
  13,082     FFML 2006-FF4 A2, Floating Rate Note,  3/25/36                8,077
  17,000     First Franklin Mortgage Loan Asset Backed Certificates,      13,635
             Floating Rate Note, 3/25/35
  4,051      First Franklin Mortgage Loan Asset Backed Certificates,       3,454
             Floating Rate Note, 9/24/34
  10,705     Fremont Home Loan Trust, Floating Rate Note, 2/25/36         10,125
  11,904     GSAMP Trust, Floating Rate Note, 11/25/35                    11,237
  22,269     GSAMP Trust, Floating Rate Note, 3/25/35                     21,294
  56,049     Lehman XS Trust, Floating Rate Note, 12/25/35                14,995
  27,628     Morgan Stanley Capital, Inc., Floating Rate Note, 12/25/36   25,167
  5,828      Morgan Stanley Capital, Inc., Floating Rate Note, 3/25/35     5,743
  16,653     Morgan Stanley Capital, Inc., Floating Rate Note, 8/25/36    16,032
  7,522      Option One Mortgage Trust, Floating Rate Note, 5/25/37        7,177
  27,251     SASC 2007-BC4 A3, Floating Rate Note, 11/25/37               24,555
                                                                       $ 455,505
             Total Banks                                               $ 482,765
             Diversified Financials - 0.3 %
             Consumer Finance - 0.1 %
  33,000     RASC 2005-KS7 M1, Floating Rate Note, 8/25/35             $  24,971
             Diversified Financial Services - 0.0 %
  21,087     Home Equity Asset Trust, Floating Rate Note, 12/25/35     $  15,755
             Investment Banking & Brokerage - 0.0 %
  40,000     MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37            $  13,899
             Specialized Finance - 0.2 %
  97,407     Aegis Asset Backed Securities, Floating Rate Note, 1/25/34$  46,167
             Total Diversified Financials                              $ 100,792
             TOTAL ASSET BACKED SECURITY                               $ 741,472
             (Cost  $895,303)

             COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7 %
             Materials - 0.4 %
             Forest Products - 0.4 %
  121,000    TSTAR 2006-1 F, 7.5296%, 10/15/36 (144A)                  $ 104,060
             Total Materials                                           $ 104,060
             Banks - 2.6 %
             Thrifts & Mortgage Finance - 2.6 %
  71,048     Banc of America Alternative Loan Trust, 5.5%, 9/25/33     $  65,786
  44,723     Bayview Commercial, 0.67375%, 4/25/34                        31,601
  76,024     Chase Mortgage Finance Corp., 5.5%, 5/25/37                  68,992
  34,432     Countrywide Alternative Loan Trust, 3.53688%, 10/25/35       17,288
  23,118     Countrywide Alternative Loan Trust, Floating Rate Note, 9/   12,043
  1,488      Countrywide Home Loans, Floating Rate Note, 9/25/33           1,370
  96,357     CWALT2004-3T1 A3, 5.0%, 5/25/34                              90,290
  32,521     DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45             11,593
  15,094     Global Tower Partners Acquisition, Floating Rate Note, 10/   10,131
  72,916     IMPAC CMB Trust, Floating Rate Note, 11/25/35                49,484
  10,593     IMPAC CMB Trust, Floating Rate Note, 9/25/34                  6,877
  39,382     IMPAC Securities Assets Corp, Floating Rate Note, 5/25/36    27,300
  88,105     JPMorgan Mortgage Trust, 6.0%, 8/25/34                       79,735
  55,534     Luminent Mortgage Trust, Floating Rate Note, 7/25/36          7,023
  25,648     Master Asset Securitization Trust, 5.5%, 11/25/33            25,854
  36,000     SBA CMBS Trust, 6.904%, 11/15/36                             35,460
  18,788     Structured Asset Mortgage Investments, Inc., Floating Rate   10,922
  49,016     WAMU Mortgage Pass-Through Certificate, 4.5%, 8/25/18        47,932
  66,004     WAMU Mortgage Pass-Through Certificate, Floating Rate Note   41,397
  64,317     Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/20       63,574
  54,510     Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/21        50,064
                                                                       $ 754,716
             Total Banks                                               $ 754,716
             Diversified Financials - 0.7 %
             Diversified Financial Services - 0.7 %
  33,000     American Tower Trust, 5.9568%, 4/15/37                    $  31,680
  22,000     Chase Commercial Mortgage Securities Corp., Floating Rate    21,839
  35,000     Crown Castle Towers LLC, 5.4696%, 11/15/36                   35,217
  51,554     JPMorgan Alternative Loan Trust, 6.0%, 3/25/36               36,819
  106,921    Master Alternative Loans Trust, 6.0%, 7/25/34                91,418
                                                                       $ 216,973
             Specialized Finance - 0.0 %
  3,561      INDX 2004-AR1 2A, Floating Rate Note, 4/25/34             $   2,512
             Total Diversified Financials                              $ 219,485
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
$1,078,261
             (Cost  $1,179,872)

             CORPORATE BONDS - 46.1 %
             Energy - 7.8 %
             Integrated Oil & Gas - 0.5 %
  20,000     Ecopetrol SA, 7.625%, 7/23/19                             $  21,900
  125,000    Petrobras International Finance Co., 7.875%, 3/15/19        144,219
                                                                       $ 166,119
             Oil & Gas Drilling - 0.7 %
  78,478     DDI Holdings AS, 9.3%, 1/19/12 (144A)                     $  71,415
  19,923     DDI Holdings AS, 9.3%, 4/23/12 (144A)                        18,429
  124,000    Transocean Sedco, 1.5%, 12/15/37                            119,660
                                                                       $ 209,504
             Oil & Gas Equipment & Services - 0.7 %
  65,000     Complete Production Service, 8.0%, 12/15/16               $  59,150
  119,000    Oceanografia SA DE CV, 11.25%, 7/15/15                       63,665
  66,000     Weatherford International, Ltd., 9.625%, 3/1/19              82,621
                                                                       $ 205,436
             Oil & Gas Exploration & Production - 2.9 %
  65,000     Berry Petroleum Co., 10.25%, 6/1/14                       $  69,388
  48,000     Canadian Natural Resource, 5.9%, 2/1/18                      51,180
  17,000     Denbury Resources, Inc., 9.75%, 3/1/16                       18,063
  69,640     Gazprom International SA, 7.201%, 2/1/20 (144A)              71,729
  25,070     Gazprom International SA, 7.201%, 2/1/20                     25,823
  56,000     Harvest Operations Corp., 7.875%, 10/15/11                   54,040
  95,000     Hilcorp Energy, 7.75%, 11/1/15 (144A)                        89,775
  50,000     Plains Exploration & Production, 8.625%, 10/15/19            50,625
  78,000     Quicksilver Resources, Inc., 7.125%, 4/1/16                  67,665
  91,000     Sandridge Energy, Inc., 8.625%, 4/1/15                       90,204
  50,000     Sandridge Energy, Inc., Floating Rate Note, 4/1/14 PIK       44,550
  35,000     Talisman Energy, 7.75%, 6/1/19                               41,154
  157,182    Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                 154,824
                                                                       $ 829,020
             Oil & Gas Refining & Marketing - 0.5 %
  66,000     Spectra Energy Capital, 6.2%, 4/15/18                     $  70,232
  70,000     Valero Energy Corp., 9.375%, 3/15/19                         81,569
                                                                       $ 151,801
             Oil & Gas Storage & Transporation - 2.4 %
  35,000     Buckeye Partners LP, 6.05%, 1/15/18                       $  36,594
  10,000     Copano Energy LLC, 8.125%, 3/1/16                             9,750
  73,000     DCP Midstream, 9.75%, 3/15/19                                87,207
  56,000     Enterprise Products, Floating Rate Note, 8/1/66              52,360
  91,000     Kinder Morgan Energy, 5.95%, 2/15/18                         95,197
  71,000     NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)                     77,894
  83,000     Plains All America Pipeline, 6.125%, 1/15/17                 86,149
  99,000     Questar Pipeline Co., 5.83%, 2/1/18                         104,797
  151,000    Southern Union Co., 7.2%, 11/1/66                           118,913
  33,000     Trans-Canada Pipelines, 7.125%, 1/15/09                      38,934
                                                                       $ 707,795
             Total Energy
$2,269,675
             Materials - 3.7 %
             Aluminum - 0.2 %
  68,000     Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)             $  10,880
  27,754     Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15    19,567
  46,000     Novelis, Inc., 7.25%, 2/15/15                                39,790
                                                                       $  70,237
             Construction Materials - 0.5 %
  15,000     Holcim, Ltd., 6.0%, 12/30/19 (144A)                       $  15,183
  40,000     U.S. Concrete, Inc., 8.375%, 4/1/14                          26,000
  100,000    Voto-Votorantim Over, 6.625%, 9/25/19                        99,625
                                                                       $ 140,808
             Diversified Chemical - 0.1 %
EU25,000     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)          $  17,847
             Diversified Metals & Mining - 0.5 %
  76,000     Freeport-McMoran Copper & Gold, Floating Rate Note, 4/1/15$  76,154
  66,000     Rio Tinto Finance Plc, 8.95%, 5/1/14                         77,892
                                                                       $ 154,046
             Fertilizers & Agricultural Chemicals - 0.4 %
  108,000    Agrium, Inc., 6.75%, 1/15/19                              $ 116,970
             Forest Products - 0.0 %
  13,449     Ainsworth Lumber, 11.0%, 7/29/15 (144A)                   $   8,204
             Paper Packaging - 0.7 %
  137,000    Graham Packaging Co., 8.5%, 10/15/12                      $ 138,370
  68,000     Graphic Packaging Co., 9.5%, 8/15/13                         70,040
                                                                       $ 208,410
             Precious Metals & Minerals - 0.3 %
  100,000    Alrosa Finance SA, 8.875%, 11/17/14 (144A)                $  97,000
             Specialty Chemicals - 0.3 %
  17,000     Arco Chemical Co., 9.8%, 2/1/20                           $  11,475
  65,000     Cytec Industries, Inc., 8.95%, 7/1/17                        71,850
                                                                       $  83,325
             Steel - 0.6 %
  70,000     Allegheny Technologies, Inc., 9.375%, 6/1/19              $  79,252
  75,000     ArcelorMittal, 6.125%, 6/1/18                                73,887
  30,000     Commercial Metals Co., 7.35%, 8/15/18                        31,673
                                                                       $ 184,812
             Total Materials
$1,081,659
             Capital Goods - 4.3 %
             Aerospace & Defense - 0.9 %
  83,000     Aeroflex, Inc., 11.75%, 2/15/15                           $  75,530
  75,000     BE Aerospace, Inc., 8.5%, 7/1/18                             76,875
  30,000     DigitalGlobeM, Inc., 10.5%, 5/1/14                           31,800
  68,000     Esterline Technology, 7.75%, 6/15/13                         67,320
                                                                       $ 251,525
             Construction & Engineering - 0.2 %
  53,000     Dycom Industries, 8.125%, 10/15/15                        $  48,230
             Construction & Farm Machinery & Heavy Trucks - 0.7 %
  61,000     American Railcar, 7.5%, 3/1/14                            $  56,730
  43,000     Commercial Vehicle Group, 8.0%, 7/1/13                       25,585
  22,000     Cummins, Inc., 6.75%, 2/15/27                                19,440
  89,000     Greenbrier Co., Inc., 8.375%, 5/15/15                        72,201
  22,000     Titan Wheel International, Inc., 8.0%, 1/15/12               21,285
  10,000     Volvo Treasury AB, 5.95%, 4/1/15                              9,991
                                                                       $ 205,232
             Electrical Component & Equipment - 0.4 %
  56,000     Baldor Electric, 8.625%, 2/15/17                          $  56,840
  70,000     Belden CDT, Inc., 7.0%, 3/15/17                              66,588
                                                                       $ 123,428
             Industrial Conglomerates - 0.4 %
  75,000     Kansas City Southern, 8.0%, 6/1/15                        $  76,875
  48,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14                 36,960
  13,000     Tyco International Finance SA, 8.5%, 1/15/19                 15,846
                                                                       $ 129,681
             Industrial Machinery - 0.8 %
  50,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                 $  48,000
  63,000     Industrias Metalurgicas Pescar, 11.25%, 10/22/14             44,730
  50,000     Ingersoll-Rand Global Holding, 9.5%, 4/15/14                 59,081
  99,000     Mueller Water Products, 7.375%, 6/1/17                       86,254
                                                                       $ 238,065
             Trading Companies & Distributors - 0.9 %
  124,000    GATX Financial Corp., 6.0%, 2/15/18                       $ 118,405
  136,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  130,448
                                                                       $ 248,853
             Total Capital Goods
$1,245,014
             Commercial Services & Supplies - 0.3 %
             Commercial Printing - 0.3 %
  109,000    Sheridan Acquisition Corp., 10.25%, 8/15/11               $  91,560
             Environmental & Facilities Services - 0.0 %
  31,000     Aleris International, Inc., 9.0%, 12/15/14 (e)            $      31
             Total Commercial Services & Supplies                      $  91,591
             Transportation - 0.6 %
             Air Freight & Couriers - 0.3 %
EU70,000     Ceva Group Plc, 8.5%, 12/1/14 (144A)                      $  76,881
             Airlines - 0.1 %
  27,348     Delta Airlines, 7.779%, 1/2/12                            $  26,391
             Railroads - 0.2 %
  46,000     Burlington Sante Fe Corp., 5.75%, 3/15/18                 $  49,968
  22,000     Union Pacific Corp., 7.875%, 1/15/19                         27,276
                                                                       $  77,244
             Total Transportation                                      $ 180,516
             Automobiles & Components - 1.1 %
             Auto Parts & Equipment - 1.1 %
  51,000     Allison Transmission, 11.0%, 11/1/15 (144A)(b)            $  49,980
  51,000     Cooper Standard Auto, 7.0%, 12/15/12                         26,520
  123,000    Lear Corp., 8.75%, 12/1/16                                   81,180
  63,000     Tenneco Automotive, Inc., 8.625%, 11/15/14                   59,063
  101,000    TRW Automotive, Inc., 7.25%, 3/15/17                         88,880
                                                                       $ 305,623
             Total Automobiles & Components                            $ 305,623
             Consumer Durables & Apparel - 1.4 %
             Homebuilding - 0.9 %
  125,000    KB Home, 9.1%, 9/15/17                                    $ 134,375
  105,000    Meritage Homes Corp., 6.25%, 3/15/15                         97,650
  30,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)               29,700
                                                                       $ 261,725
             Household Appliances - 0.3 %
  93,000     Whirlpool Corp., 5.5%, 3/1/13                             $  94,309
             Housewares & Specialties - 0.2 %
  66,000     Yankee Acquisition Corp., 9.75%, 2/15/17                  $  60,555
             Total Consumer Durables & Apparel                         $ 416,589
             Consumer Services - 1.8 %
             Casinos & Gaming - 1.4 %
EU103,000    Codere Finance SA, 8.25%, 6/15/15 (144A)                  $ 135,750
  25,000     Firekeepers Dev Authority, 13.875%, 5/1/15 (144A)            26,563
EU108,000    Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A)      152,620
  35,000     Manshantucket Pequot Tribe, 8.5%, 11/15/15 (144A)            12,688
  50,000     Peermont Global, Ltd., 7.75%, 4/30/14 (144A)                 62,237
  25,000     Scientific Games International, Inc., 9.25%, 6/15/19 (144A   26,000
  55,000     Station Casinos, Inc., 6.625%, 3/15/18                        1,925
                                                                       $ 417,783
             Education Services - 0.3 %
  55,000     Leland Stanford Junior University, 4.75%, 5/1/19          $  57,939
  53,000     President & Fellows of Harvard, 3.7%, 4/1/13                 54,896
                                                                       $ 112,835
             Total Consumer Services                                   $ 530,618
             Media - 1.7 %
             Broadcasting - 1.5 %
  46,000     Hughes Network System, 9.5%, 4/15/14                      $  46,230
  103,000    Kabel Deutschland GMBH, 10.625%, 7/1/14                     108,408
  20,000     News America, Inc., 5.65%, 8/15/20 (144A)                    20,275
  149,000    Intelsat Subsidiary Holding Co., 8.5%, 1/15/13              150,863
  25,000     Telesat Canada/Telesat LLC, 12.5%, 11/1/17                   26,625
  118,932    Univision Communications, 9.75%, 3/15/15 (144A) PIK          91,578
                                                                       $ 443,979
             Cable & Satellite - 0.1 %
  17,000     Time Warner Cable, Inc., 8.25%, 4/1/19                    $  20,548
  12,000     Time Warner Cable, Inc., 8.75, 2/14/19                       14,783
                                                                       $  35,331
             Total Media                                               $ 479,310
             Retailing - 0.6 %
             Apparel Retail - 0.2 %
  46,000     Brown Shoe Co., Inc., 8.75%, 5/1/12                       $  45,195
             Internet Retail - 0.4 %
  118,000    Ticketmaster, 10.75%, 8/1/16                              $ 120,950
             Total Retailing                                           $ 166,145
             Food, Beverage & Tobacco - 1.7 %
             Brewers - 0.9 %
  71,000     Anheuser-Busch InBev Worldwide, Inc, 7.75% 1/15/19 (144A) $  84,011
  68,000     Cerveceria Nacio, 8.0%, 3/27/14 (144A)                       66,130
  26,000     Cia Brasileira de Bebida, 10.5%, 12/15/11                    30,420
  73,000     Cia Brasileira de Bebida, 8.75%, 9/15/13                     85,410
                                                                       $ 265,971
             Distillers & Vintners - 0.4 %
  96,000     Constellation Brands, Inc., 8.375%, 12/15/14              $ 100,080
             Tobacco - 0.4 %
  115,000    Alliance One International, Inc., 10.0%, 7/15/16          $ 118,738
             Total Food, Beverage & Tobacco                            $ 484,789
             Health Care Equipment & Services - 1.1 %
             Health Care Facilities - 0.5 %
  127,277    HCA, Inc., 9.625%, 11/15/16                               $ 132,368
  23,000     HCA, Inc., 8.5%, 4/15/19                                     24,035
                                                                       $ 156,403
             Health Care Supplies - 0.3 %
  96,000     Biomet, Inc., 10.375%, 10/15/17                           $ 102,000
             Managed Health Care - 0.2 %
  50,000     United Health Group, 4.875%, 2/15/13                      $  51,969
             Total Health Care Equipment & Services                    $ 310,372
             Pharmaceuticals & Biotechnology - 0.9 %
             Biotechnology - 0.7 %
  123,000    Biogen Idec, Inc., 6.0%, 3/1/13                           $ 130,741
  73,000     Warner Chilcott Corp., 8.75%, 2/1/15                         74,825
                                                                       $ 205,566
             Pharmaceuticals - 0.2 %
  53,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)          $  50,350
             Total Pharmaceuticals & Biotechnology                     $ 255,916
             Banks - 2.7 %
             Diversified Banks - 0.5 %
  53,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)                       $  52,338
  76,000     Wachovia Corp., 5.75%, 6/15/17                               80,292
                                                                       $ 132,630
             Regional Banks - 2.2 %
  70,000     KeyBank NA, 5.8%, 7/1/14                                  $  67,862
  50,000     Keycorp, 6.5%, 5/14/13                                       51,184
  53,000     Mellon Funding Corp., 5.5%, 11/15/18                         55,089
  86,000     PNC Funding Corp., Floating Rate Note, 5/29/49               81,925
  140,000    State Street Capital, 8.25%, 3/15/42                        137,074
  175,000    U.S. Bancorp, 6.189%, 4/15/49                               134,313
  110,000    Wells Fargo & Co., Floating Rate Note, 12/29/49              96,800
  18,000     Zions Bancorporation, 6.0%, 9/15/15                          14,213
                                                                       $ 638,460
             Thrifts & Mortgage Finance - 0.0 %
  4,330      Realkredit Danmark, 7.0%, 10/1/32                         $     907
             Total Banks                                               $ 771,997
             Diversified Financials - 4.7 %
             Asset Management & Custody Banks - 0.1 %
  44,000     Janus Capital Group, Inc., 6.95%, 6/15/17                 $  41,870
             Consumer Finance - 0.9 %
  118,000    American General Finance, 6.9%, 12/15/17                  $  82,527
  25,000     Capital One Financial Corp., 7.375%, 5/23/14                 27,900
  78,000     Ford Motor Credit Co., 5.7%, 1/15/10                         77,978
  106,000    SLM Corp., Floating Rate Note, 7/25/14                       72,656
                                                                       $ 261,061
             Diversified Financial Services - 0.8 %
  217,000    JPMorgan Chase & Co., 7.9%, 4/29/49                       $ 208,357
  38,976     PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)     40,145
                                                                       $ 248,502
             Investment Banking & Brokerage - 1.5 %
  320,000    Goldman Sachs Capital, Floating Rate Note, 12/29/49       $ 230,400
  73,000     Merrill Lynch & Co., 5.45%, 2/5/13                           75,695
  111,000    Morgan Stanley Dean Witter, 6.625%, 4/1/18                  117,374
                                                                       $ 423,469
             Specialized Finance - 1.4 %
  100,000    Capital One Capital V, 10.25%, 8/15/39                    $ 110,502
  136,762    Coso Geothermal Power, 7.0%, 7/15/26 (144A)                 119,667
  7,000      International Lease Finance Corp., 6.625%, 11/15/13           5,550
  56,000     International Lease Finance Corp., 6.375%, 3/25/13 (b)       44,910
  166,000    NCO Group, Inc., Floating Rate Note, 11/15/13               122,840
                                                                       $ 403,469
             Total Diversified Financials
$1,378,371
             Insurance - 2.8 %
             Insurance Brokers - 0.1 %
  8,000      Hub International Holdings, 10.25%, 6/15/15 (144A)        $   7,450
  33,000     Usi Holdings Corp., Floating Rate Note, 11/15/14             27,431
                                                                       $  34,881
             Life & Health Insurance - 1.0 %
  40,000     Lincoln National Corp., 8.75%, 7/1/19                     $  46,263
  100,000    MetLife, Inc., 10.75%, 8/1/39                               120,500
  70,000     Prudential Financial, Inc., 5.15%, 1/15/13                   72,065
  10,000     Prudential Financial, Inc., 6.2%, 1/15/15                    10,580
  50,000     Prudential Financial, Inc., 8.875%, 6/15/38                  49,000
                                                                       $ 298,408
             Multi-Line Insurance - 0.5 %
  123,000    Liberty Mutual Group, 7.0%, 3/15/37 (144A)                $  89,924
  26,000     Liberty Mutual Group, 7.3%, 6/15/14 (144A)                   25,374
  22,000     Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)     20,900
                                                                       $ 136,198
             Property & Casualty Insurance - 0.7 %
  129,000    Hanover Insurance Group, 7.625%, 10/15/25                 $ 109,650
  94,000     Kingsway America, Inc., 7.5%, 2/1/14                         78,373
                                                                       $ 188,023
             Reinsurance - 0.5 %
  88,000     MBIA Insurance Corp., Floating Rate Note, 1/15/33 (144A)  $  38,720
  121,000    Platinum Underwriters HD, 7.5%, 6/1/17                      116,229
                                                                       $ 154,949
             Total Insurance                                           $ 812,459
             Real Estate - 2.7 %
             Diversified Real Estate Activities - 0.4 %
  99,000     WEA Finance LLC, 7.125%, 4/15/18                          $ 103,203
             Mortgage Real Estate Investment Trusts - 0.4 %
  130,000    Dexus Finance Pty, Ltd., 7.125%, 10/15/14                 $ 129,636
             Office Real Estate Investment Trusts - 0.2 %
  60,000     Mack-Cali Realty LP, 5.125%, 1/15/15                      $  55,142
             Real Estate Operating Companies - 0.4 %
  15,004     Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)       $   8,590
  124,000    Forest City Enterprises, 7.625%, 6/1/15                     100,440
                                                                       $ 109,030
             Retail Real Estate Investment Trusts - 0.4 %
  123,000    Trustreet Properties, Inc., 7.5%, 4/1/15                  $ 131,171
             Specialized Real Estate Investment Trusts - 0.9 %
  105,000    Health Care REIT, Inc., 6.2%, 6/1/16                      $  98,103
  100,000    Hospitality Properties Trust, 7.875%, 8/15/14               100,192
  30,000     Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)           29,775
  35,000     Ventas Realty LP/V, 6.5%, 6/1/16                             33,950
                                                                       $ 262,020
             Total Real Estate                                         $ 790,202
             Software & Services - 0.7 %
             Internet Software & Services - 0.3 %
  75,000     Terremark Worldwide, Inc., 12.0%, 6/15/17                 $  81,750
             IT Consulting & Other Services - 0.4 %
  53,000     Sungard Data Systesm, Inc., 10.25%, 8/15/15 (b)           $  54,060
  55,000     Sungard Data Systesm, Inc., 10.625%, 5/15/15                 58,300
                                                                       $ 112,360
             Total Software & Services                                 $ 194,110
             Technology Hardware & Equipment - 0.3 %
             Computer Storage & Peripherals - 0.1 %
  31,000     Seagate Technology International, 10.0%, 5/1/14           $  33,868
             Electronic Equipment & Instruments - 0.1 %
  25,000     Agilent Technologies, Inc., 5.5%, 9/14/15                 $  25,716
             Electronic Manufacturing Services - 0.1 %
  43,000     Flextronics International, Ltd., 6.5%, 5/15/13            $  41,925
             Total Technology Hardware & Equipment                     $ 101,509
             Semiconductors - 0.2 %
             Semiconductor Equipment - 0.2 %
  76,000     Klac Instruments Corp 6.9%, 5/1/18                        $  79,440
             Total Semiconductors                                      $  79,440
             Telecommunication Services - 2.3 %
             Alternative Carriers - 0.5 %
  60,000     Global Crossing, Ltd., 12.0%, 9/15/15 (144A)              $  63,000
  100,000    PAETEC Holding Corp., 8.875%, 6/30/17                        99,500
                                                                       $ 162,500
             Integrated Telecommunication Services - 1.2 %
  58,000     Embarq Corp., 7.082%, 6/1/16                              $  63,020
  25,000     Frontier Communication, 8.125%, 10/1/18                      25,156
  43,000     Frontier Communications Corp., 8.25%, 5/1/14                 44,505
  68,000     Mastec, Inc., 7.625%, 2/1/17                                 63,920
  60,000     Qtel International FIN, Ltd., 6.5%, 6/10/14                  65,511
  75,000     Windstream Corp., 8.625%, 8/1/16                             76,688
                                                                       $ 338,800
             Wireless Telecommunication Services - 0.6 %
  119,000    Digicel, Ltd., 9.25%, 9/1/12 (144A)                       $ 120,785
  50,000     NII Capital Corp., 10.0%, 8/15/16 (144A)                     52,000
                                                                       $ 172,785
             Total Telecommunication Services                          $ 674,085
             Utilities - 2.6 %
             Electric Utilities - 1.4 %
  33,000     CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14     $  37,539
  100,000    Empresas Publicas de Medellin, 7.625%, 7/29/19              108,250
  50,000     New York State Gas and Electric, 6.15%, 12/15/17 (144A)      50,285
  25,000     Public Service of New Mexico, 7.95%, 5/15/18                 25,215
  33,000     Public Service of New Mexico, 9.25%, 5/15/15                 33,330
  103,000    TXU Energy Co., 10.25%, 11/1/15 (b)                          74,160
  83,000     West Penn Power Co., 5.95%, 12/15/17                         87,904
                                                                       $ 416,683
             Gas Utilities - 0.4 %
  31,000     Inergy LP, 8.25%, 3/1/16                                  $  31,155
  86,000     Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)             73,960
                                                                       $ 105,115
             Independent Power Producer & Energy Traders - 0.5 %
  109,000    Intergen NV, 9.0%, 6/30/17                                $ 112,270
  46,903     Juniper Generation, 6.79%, 12/31/14 (144A)                   43,009
                                                                       $ 155,279
             Multi-Utilities - 0.3 %
  105,978    Ormat Funding Corp., 8.25%, 12/30/20                      $  92,201
             Total Utilities                                           $ 769,278
             TOTAL CORPORATE BONDS
$13,389,268
             (Cost  $13,036,313)

             U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8 %
  88,651     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20            $  92,816
  61,589     Federal Home Loan Mortgage Corp., 5.0%, 12/1/21              64,933
  384,323    Federal Home Loan Mortgage Corp., 5.0%, 4/1/39              397,670
  8,960      Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                9,299
  28,547     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35               29,600
  8,093      Federal Home Loan Mortgage Corp., 5.5%, 10/1/16               8,659
  2,547      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                2,711
  36,122     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17               38,664
  62,836     Federal National Mortgage Association, 4.0%, 7/1/18          65,474
  36,054     Federal National Mortgage Association, 4.5%, 3/1/35          36,703
  62,671     Federal National Mortgage Association, 4.5%, 5/1/20          65,655
  1,250,001  Federal National Mortgage Association, 4.5%, 7/1/39
1,267,964
  37,423     Federal National Mortgage Association, 4.5%, 9/1/20          39,204
  114,078    Federal National Mortgage Association, 5.0%, 10/1/20        120,628
  38,377     Federal National Mortgage Association, 5.0%, 10/1/20         40,581
  164,763    Federal National Mortgage Association, 5.0%, 12/1/21        173,709
  32,674     Federal National Mortgage Association, 5.0%, 2/1/20          34,550
  61,295     Federal National Mortgage Association, 5.0%, 2/1/22          64,403
  152,660    Federal National Mortgage Association, 5.0%, 6/1/22         160,400
  11,740     Federal National Mortgage Association, 5.5%, 12/1/18         12,564
  5,398      Federal National Mortgage Association, 5.5%, 3/1/18           5,777
  14,601     Federal National Mortgage Association, 5.5%, 4/1/19          15,645
  53,698     Federal National Mortgage Association, 5.5%, 5/1/34          56,427
  830        Federal National Mortgage Association, 6.0% 11/1/32             884
  1,423      Federal National Mortgage Association, 6.0%, 12/1/31          1,517
  1,673      Federal National Mortgage Association, 6.0%, 2/1/32           1,785
  186,424    Federal National Mortgage Association, 6.0%, 7/1/37         197,096
  641        Federal National Mortgage Association, 6.5%, 10/1/31            692
  1,545      Federal National Mortgage Association, 6.5%, 2/1/32           1,668
  225        Federal National Mortgage Association, 6.5%, 7/1/31             243
  251        Federal National Mortgage Association, 7.0%, 9/1/29             278
  511        Government National Mortgage Association I, 7.0%, 3/15/31       565
  23,975     Government National Mortgage Association II, 5.5%, 3/20/34   25,324
  42,263     Government National Mortgage Association II, 6.0%, 11/20/3   45,174
  114,834    Government National Mortgage Association, 4.5%, 4/15/35     117,131
  27,289     Government National Mortgage Association, 4.5%, 5/15/34      27,860
  49,064     Government National Mortgage Association, 4.5%, 9/15/33      50,152
  18,528     Government National Mortgage Association, 5.0%, 4/15/35      19,270
  36,763     Government National Mortgage Association, 5.5%, 1/15/34      38,802
  63,192     Government National Mortgage Association, 5.5%, 10/15/19     67,552
  94,285     Government National Mortgage Association, 5.5%, 11/15/35     99,397
  69,988     Government National Mortgage Association, 5.5%, 4/15/34      73,870
  96,415     Government National Mortgage Association, 5.5%, 6/15/35     101,643
  9,388      Government National Mortgage Association, 5.5%, 7/15/34       9,909
  7,878      Government National Mortgage Association, 6.0%,  9/15/33      8,402
  9,464      Government National Mortgage Association, 6.0%, 06/15/33     10,093
  11,105     Government National Mortgage Association, 6.0%, 10/15/33     11,844
  5,095      Government National Mortgage Association, 6.0%, 2/15/33       5,434
  642        Government National Mortgage Association, 6.0%, 3/15/33         685
  8,247      Government National Mortgage Association, 6.0%, 3/15/33       8,796
  7,364      Government National Mortgage Association, 6.0%, 3/15/33       7,859
  3,291      Government National Mortgage Association, 6.0%, 5/15/17       3,538
  3,309      Government National Mortgage Association, 6.0%, 6/15/17       3,556
  8,207      Government National Mortgage Association, 6.0%, 7/15/33       8,753
  10,013     Government National Mortgage Association, 6.0%, 7/15/33      10,679
  23,985     Government National Mortgage Association, 6.0%, 8/15/19      25,761
  28,784     Government National Mortgage Association, 6.0%, 8/15/34      30,605
  21,153     Government National Mortgage Association, 6.0%, 9/15/33      22,560
  3,412      Government National Mortgage Association, 6.0%, 9/15/33       3,639
  5,315      Government National Mortgage Association, 6.5%, 1/15/30       5,737
  3,962      Government National Mortgage Association, 6.5%, 11/15/32      4,277
  2,843      Government National Mortgage Association, 6.5%, 2/15/32       3,060
  3,401      Government National Mortgage Association, 6.5%, 3/15/29       3,676
  3,263      Government National Mortgage Association, 6.5%, 3/15/32       3,512
  653        Government National Mortgage Association, 6.5%, 6/15/31         705
  318        Government National Mortgage Association, 7.0%, 3/15/31         351
  2,651      Government National Mortgage Association, 7.5%, 5/15/23       2,917
  400,000    U.S. Treasury Bonds, 3.125%, 5/15/19                        393,594
  250,000    U.S. Treasury Bonds, 3.25%, 5/31/16                         256,113
  75,000     U.S. Treasury Bonds, 4.25%, 5/15/39                          77,590
  200,000    U.S. Treasury Bonds, 4.375%, 2/15/38                        210,688
  100,000    U.S. Treasury Bonds, 4.5%, 5/15/38                          107,609
  25,000     U.S. Treasury Bonds, 6.25%, 8/15/23                          31,336
  100,864    U.S. Treasury Inflation Protected Security, 1.875%, 7/15/1  103,827
  124,301    U.S. Treasury Inflation Protected Security, 2.125%, 1/15/1  130,516

$5,182,560
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
$5,182,560
             (Cost  $5,001,183)

             FOREIGN GOVERNMENT BONDS - 7.0 %
IT65,000,000 Banco Nac De Desen Econo, 8.0%, 4/28/10                   $  50,397
CA60,000     Canadian Government, 4.25%, 6/1/18                           60,783
  100,000    Export-Import Bank of Korea, 5.875%, 1/14/15                105,425
EU268,000    Government of France, 3.75%, 4/25/17                        408,613
SE1,140,000  Government of Sweden, 5.25%, 3/15/11                        174,121
SE980,000    Government of Sweden, 5.5%, 10/8/12                         154,727
JP26,449,915 Japan Government, 1.1%, 12/10/16                            275,505
  100,000    Korea Gas Corp., 6.0%, 7/15/14 (144A)                       105,410
NO1,280,000  Norwegian Government, 4.25%, 5/19/17                        225,637
NO315,000    Norwegian Government, 5.0%, 5/15/15                          58,040
NO437,000    Norwegian Government, 6.0%, 5/16/11                          79,620
AU176,000    Ontario Province, 5.5%, 4/23/13                             149,833
  50,000     Poland Government International, 6.375%, 7/15/19             56,171
AU69,000     Queensland Treasury, 6.0%, 8/14/13                           62,121
  49,976     Republic of Columbia, 9.75%, 4/9/11                          53,474
  17,000     Republic of Peru, 7.125%, 3/30/19                            19,610

$2,039,487
             TOTAL FOREIGN GOVERNMENT BONDS
$2,039,487
             (Cost  $1,780,000)

             MUNICIPAL BONDS - 1.2 %
             Municipal Airport - 0.2 %
  58,000     New Jersey Economic Development Authority Special Facility
             Revenue, 7.0%, 11/15/30                                   $  58,027
  17,000     New Jersey Economic Development Authority, 6.25%, 9/15/29    15,691
                                                                       $  73,718
             Municipal General - 0.3 %
  66,000     Wisconsin State General, 5.75%, 5/1/33                    $  76,257
             Municipal Higher Education - 0.7 %
  98,000     California State University Revenue, 5.0%, 11/1/39        $ 102,448
  99,000     Connecticut State Health & Education, 5.0%, 7/1/42          105,284
                                                                       $ 207,732
             TOTAL MUNICIPAL BONDS                                     $ 357,707
             (Cost  $314,901)

             SENIOR FLOATING RATE LOAN INTERESTS - 6.3 % **
             Energy - 0.5 %
             Oil & Gas Equipment & Services - 0.5 %
  158,400    Hudson Products Holdings, Inc., Term Loan, 8/24/15        $ 148,896
             Total Energy                                              $ 148,896
             Materials - 0.3 %
             Steel - 0.3 %
  196,000    Niagara Corp., Term Loan, 6/30/14                         $  91,140
             Total Materials                                           $  91,140
             Capital Goods - 0.3 %
             Construction & Engineering - 0.3 %
  32,215     Custom Building Products, 1st Lien Term Loan, 10/20/11    $  31,450
  62,492     URS Corp., Tranche B Term Loan, 5/15/13                      62,232
                                                                       $  93,682
             Total Capital Goods                                       $  93,682
             Transportation - 0.2 %
             Air Freight & Couriers - 0.2 %
  16,988     Ceva Group Plc, Additional Pre-funded Term Loan, 11/4/13  $  13,958
  44,881     Ceva Group Plc, U.S. Term Loan, 11/4/14                      37,719
                                                                       $  51,677
             Total Transportation                                      $  51,677
             Automobiles & Components - 0.7 %
             Tires & Rubber - 0.7 %
  230,000    Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14   $ 215,543
             Total Automobiles & Components                            $ 215,543
             Consumer Durables & Apparel - 0.4 %
             Housewares & Specialties - 0.3 %
  113,610    Jarden Corp., B3 Term Loan, 1/24/12                       $ 112,373
             Total Consumer Durables & Apparel                         $ 112,373
             Consumer Services - 1.0 %
             Casinos & Gaming - 0.9 %
  58,042     Gateway Casinos & Entertainment, Delayed Draw Term Loan, 9$  47,014
  286,562    Gateway Casinos & Entertainment, Term Advance Loan, 9/30/1  232,116
                                                                       $ 279,130
             Total Consumer Services                                   $ 279,130
             Media - 0.3 %
             Cable & Satellite - 0.3 %
  98,500     Charter Communications Operation, Incremental Term Loan, 3$  99,756
             Total Media                                               $  99,756
             Health Care Equipment & Services - 0.4 %
             Health Care Facilities - 0.4 %
  113,982    CHS/Community Health Systems, Inc., Funded Term Loan, 7/25$ 107,343
  5,815      CHS/Community Health Systems, Inc., Delayed Draw Term Loan    5,476
                                                                       $ 112,819
             Total Health Care Equipment & Services                    $ 112,819
             Technology Hardware & Equipment - 1.5 %
             Electronic Components - 1.0 %
  76,563     Flextronics Semiconductor, A1A Delayed Draw Term Loan, 10/$  69,177
  266,437    Flextronics Semiconductor, Closing Date Term Loan, 10/1/15  240,737
                                                                       $ 309,914
             Electronic Equipment & Instruments - 0.4 %
  52,812     Huawei-3Com Co., Ltd., Tranche B Term Loan, 9/28/12       $  50,303
  76,808     L-1 Identity Solutions Operating Co., Tranche B2 Term Loan   77,576
                                                                       $ 127,879
             Total Technology Hardware & Equipment                     $ 437,793
             Semiconductors - 0.5 %
             Semiconductor Equipment - 0.5 %
  96,579     Freescale Semiconductor, Inc., Term Loan, 11/29/13        $  77,821
  69,290     Freescale Semiconductor, Inc., New Term Loan, 12/15/14       69,983
                                                                       $ 147,804
             Total Semiconductors                                      $ 147,804
             Utilities - 0.1 %
             Independent Power Producer & Energy Traders - 0.1 %
  23,783     NRG Energy, Inc., Term Loan, 2/1/13                       $  22,633
  12,825     NRG Energy, Inc., Credit Linked Term Loan, 2/1/13            12,205
                                                                       $  34,838
             Total Utilities                                           $  34,838
             TOTAL SENIOR FLOATING RATE LOAN OBLIGATIONS
$1,825,451
             (Cost  $2,177,581)

             TOTAL TEMPORARY CASH INVESTMENTS - 0.8 %
             Securities Lending Collateral  - 0.8 % (c)
             Certificates of Deposit:
  10,980     Bank of Nova Scotia 0.25%, 11/17/09                       $ 10,980
  11,591     BNP Paribas NY, 0.3%, 11/17/09                              11,591
  7,320      Rabobank Nederland NY, 0.24%, 12/11/09                       7,320
  7,320      Societe Generale, 0.27%, 12/4/09                             7,320
  7,320      Toronto Dominion, 0.23%, 12/16/09                            7,320
                                                                       $ 44,531
             Commercial Paper:
  12,197     BBVA London, 0.29%, 11/6/09                               $ 12,197
  7,315      CBA Financial, 0.27%, 12/29/09                               7,315
  7,316      HND AF, 0.30%, 12/15/09                                      7,316
  6,098      HSBC, 0.24%, 12/2/09                                         6,098
  1,220      HSBC, 0.24%, 12/3/09                                         1,220
  10,975     NABPP, 0.29%, 12/7/09                                       10,975
  12,201     Cafco, 0.40%, 10/1/09                                       12,201
  9,150      Char FD, 0.30%, 10/5/09                                      9,150
  3,050      Char FD, 0.28%, 10/26/09                                     3,050
  3,658      Ciesco, 0.33%, 11/23/09                                      3,658
  3,658      Ciesco, 0.25%, 12/7/09                                       3,658
  5,612      Fasco, 0.20%, 10/19/09                                       5,612
  6,099      Kithaw, 0.23%, 11/3/09                                       6,099
  7,684      Old LLC, 0.30%, 10/16/09                                     7,684
  4,884      Old LLC, 0.32%, 10/15/09                                     4,884
  6,097      Ranger, 0.24%, 12/11/09                                      6,097
  5,794      TB LLC, 0.20%, 10/5/09                                       5,794
  2,465      GE, 0.23%, 10/26/09                                          2,465
  4,258      Santander U.S. Debt, 0.37%, 11/20/09                         4,258
                                                                       $119,731
             Tri-party Repurchase Agreements:
  35,382     Deutsche Bank, 0.06%, 10/1/09                             $ 35,382
  16,126     Barclays Capital Markets, 0.01%, 10/1/09                    16,126
                                                                       $ 51,508
  Shares
             Money Market Mutual Funds:
  4,880      Dreyfus Preferred Money Market Fund                       $  4,880
  6,100      Fidelity Prime Money Market Fund                             6,100
                                                                       $ 10,980
             Total Securities Lending Collateral                       $226,750
             TOTAL TEMPORARY CASH INVESTMENTS                          $226,750
             (Cost  $226,750)
             TOTAL INVESTMENT IN SECURITIES - 91.0 %
$26,437,261
             (Cost  $25,937,725)(a)
             OTHER ASSETS AND LIABILITIES - 9.0 %
$2,603,057
             TOTAL NET ASSETS - 100.0 %
$29,040,318

  *          Non-income producing security

  PIK        Represents a pay-in-kind security

  (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $2,822,998 or 9.7% of total net assets.

  ** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
             Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

  (a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $25,944,385 was as follows:

             Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost
$3,316,291

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(2,823,415)

             Net unrealized gain                                       $492,876

  (b)        At September 30, 2009, the following security was out on loan:

  Principal
  Amount ($)                          Security                           Value
  50,000     Allison Transmission, 11.0%, 11/1/15 (144A)               $ 50,818
  50,000     International Lease Finance Corp., 6.375%, 3/25/13          40,142
  50,000     Sungard Data Systesm, Inc., 10.25%, 8/15/15                 51,641
  100,000    TXU Energy Co., 10.25%, 11/1/15                             76,242
             Total                                                     $218,843

  (c) Securities lending collateral is managed by Credit Suisse, New York Branch.

  (d)        Debt obligation with a variable interest rate.
             Rate shown is rate at period end.

  (e)        Security is in default.

  NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

  AUD        Australian Dollar
  CAD        Canadian Dollar
  EURO       Euro
  ITL        Italian Lira
  JPY        Japanese Yen
  NOK        Norwegian Krone
  SEK        Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                             Level 1      Level 2      Level 3      Total
Convertible Corp bonds        $0         $1,255,203      $0      $1,255,203
Convertible Preferred        140,248          0           0         140,248
Common stocks                 73,776          0        127,078      200,854
Asset Backed Sec               0           741,472         0        741,472
Collateralized mort obl        0         1,078,261         0      1,078,261
Corporate Bonds                0        13,389,268         0     13,389,268
U.S. Government                0         5,182,560         0      5,182,560
Foreign Govt                   0         2,039,487         0      2,039,487
Municipal Bonds                0           357,707         0        357,707
Senior Floating rate loans     0         1,825,451         0      1,825,451
Temporary Cash investments    10,890       215,770         0        226,750
Total                       $224,004   $26,085,179   $127,078    $26,437,261

               Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                               Common
                                                               stocks
Balance as of 12/31/08                                              $ -
Realized gain (loss)                                                  -
Change in unrealized appreciation (depreciation)                  (9,611)
Net purchases (sales)                                                 -
Transfers in and out of Level 3                                  136,689
Balance as of 9/30/09                                           $127,078


Pioneer Cullen Value VCT Portfolio
          SCHEDULE OF INVESTMENTS  9/30/2009 (unaudited)

Shares                                                           Value

          COMMON STOCKS - 92.4 %
          Energy - 7.1 %
          Integrated Oil & Gas - 2.1 %
50,000    Gazprom SA  (A.D.R.) *                              $1,160,500
          Oil & Gas Drilling - 2.1 %
26,300    ENSCO International, Inc.                           $1,118,802
          Oil & Gas Exploration & Production - 2.9 %
23,400    Devon Energy Corp.                                  $1,575,522
          Total Energy                                        $3,854,824
          Materials - 2.6 %
          Construction Materials - 0.7 %
27,600    Cemex SA (A.D.R.) * (b)                             $ 356,592
          Diversified Metals & Mining - 1.5 %
51,550    Anglo American Plc *                                $ 818,614
          Forest Products - 0.4 %
6,200     Weyerhaeuser Co.                                    $ 227,230
          Total Materials                                     $1,402,436
          Capital Goods - 16.4 %
          Aerospace & Defense - 11.0 %
30,600    Boeing Co.                                          $1,656,990
30,900    ITT Corp.                                            1,611,435
27,000    Raytheon Co.                                         1,295,190
24,300    United Technologies Corp.                            1,480,599
                                                              $6,044,214
          Heavy Electrical Equipment - 2.4 %
64,950    ABB Ltd.                                            $1,301,598
          Industrial Conglomerates - 3.0 %
22,100    3M Co.                                              $1,630,980
          Total Capital Goods                                 $8,976,792
          Transportation - 3.4 %
          Air Freight & Couriers - 1.4 %
10,300    FedEx Corp.                                         $ 774,766
          Railroads - 2.0 %
11,500    Canadian National Railway Co.                       $ 563,385
11,100    Canadian Pacific Railway Ltd.                         518,925
                                                              $1,082,310
          Total Transportation                                $1,857,076
          Automobiles & Components - 1.8 %
          Auto Parts & Equipment - 1.8 %
31,900    BorgWarner, Inc.                                    $ 965,294
          Total Automobiles & Components                      $ 965,294
          Media - 2.8 %
          Movies & Entertainment - 2.8 %
56,200    The Walt Disney Co.                                 $1,543,252
          Total Media                                         $1,543,252
          Retailing - 1.1 %
          Home Improvement Retail - 1.1 %
23,300    Home Depot, Inc.                                    $ 620,712
          Total Retailing                                     $ 620,712
          Food Beverage & Tobacco - 12.1 %
          Agricultural Products - 2.0 %
9,700     Archer Daniels Midland Co.                          $ 283,434
13,200    Bunge Ltd. (b)                                        826,452
                                                              $1,109,886
          Distillers & Vintners - 2.4 %
21,300    Diageo Plc (A.D.R.)                                 $1,309,737
          Packaged Foods & Meats - 7.7 %
51,550    Kraft Foods, Inc.                                   $1,354,219
29,200    Nestle SA (Sponsored A.D.R.)                         1,244,241
56,000    Unilever NV                                          1,616,160
                                                              $4,214,620
          Total Food Beverage & Tobacco                       $6,634,243
          Household & Personal Products - 2.6 %
          Household Products - 2.6 %
24,200    Kimberly-Clark Corp.                                $1,427,316
          Total Household & Personal Products                 $1,427,316
          Health Care Equipment & Services - 3.0 %
          Health Care Equipment - 3.0 %
38,500    Covidien Ltd.                                       $1,665,510
          Total Health Care Equipment & Services              $1,665,510
          Pharmaceuticals & Biotechnology - 8.7 %
          Pharmaceuticals - 8.7 %
11,750    Bayer AG (Sponsored A.D.R.) *                       $ 817,800
64,500    Bristol-Myers Squibb Co.                             1,452,540
32,100    Eli Lilly & Co.                                      1,060,263
23,500    Johnson & Johnson                                    1,430,915
                                                              $4,761,518
          Total Pharmaceuticals & Biotechnology               $4,761,518
          Diversified Financials - 8.4 %
          Diversified Financial Services - 5.3 %
62,400    Bank of America Corp.                               $1,055,808
41,700    J.P. Morgan Chase & Co.                              1,827,294
                                                              $2,883,102
          Investment Banking & Brokerage - 3.1 %
4,700     Goldman Sachs Group, Inc.                           $ 866,445
27,900    Morgan Stanley                                        861,552
                                                              $1,727,997
          Total Diversified Financials                        $4,611,099
          Insurance - 2.7 %
          Property & Casualty Insurance - 2.7 %
29,500    Chubb Corp.                                         $1,487,095
          Total Insurance                                     $1,487,095
          Software & Services - 6.3 %
          Systems Software - 6.3 %
67,350    Microsoft Corp.                                     $1,743,692
81,150    Oracle Corp.                                         1,691,166
                                                              $3,434,858
          Total Software & Services                           $3,434,858
          Technology Hardware & Equipment - 6.5 %
          Communications Equipment - 1.9 %
69,100    Nokia Corp. (A.D.R.) (b)                            $1,010,242
          Computer Hardware - 2.7 %
31,800    Hewlett-Packard Co.                                 $1,501,278
          Technology Distributors - 1.9 %
28,200    Arrow Electronics, Inc. *                           $ 793,830
9,300     Avnet, Inc. *                                         241,521
                                                              $1,035,351
          Total Technology Hardware & Equipment               $3,546,871
          Telecommunication Services - 6.7 %
          Integrated Telecommunication Services - 4.5 %
45,300    AT&T Corp.                                          $1,223,553
40,100    Verizon Communications, Inc.                         1,213,827
                                                              $2,437,380
          Wireless Telecommunication Services - 2.2 %
54,500    Vodafone Group Plc (A.D.R.)                         $1,226,250
          Total Telecommunication Services                    $3,663,630
          COMMON STOCKS
          (Cost  $47,174,436)                                 $50,452,526
Principal
Amount                                                           Value
          Securities Lending Collateral  - 2.5% (c)
          Certificates of Deposit:
     66,03Bank of Nova Scotia 0.25%, 11/17/09                 $ 66,032
     69,70BNP Paribas NY, 0.3%, 11/17/09                        69,700
     44,02Rabobank Nederland NY, 0.24%, 12/11/09                44,021
44,021    Societe Generale, 0.27%, 12/4/09                      44,021
44,021    Toronto Dominion, 0.23%, 12/16/09                     44,021
                                                              $ 267,795
          Commercial Paper:
73,341    BBVA London, 0.29%, 11/6/09                         $ 73,341
43,992    CBA Financial, 0.27%, 12/29/09                        43,992
43,994    HND AF, 0.30%, 12/15/09                               43,994
36,669    HSBC, 0.24%, 12/2/09                                  36,669
7,334     HSBC, 0.24%, 12/3/09                                   7,334
65,996    NABPP, 0.29%, 12/7/09                                 65,996
73,369    Cafco, 0.40%, 10/1/09                                 73,369
55,025    Char FD, 0.30%, 10/5/09                               55,025
18,339    Char FD, 0.28%, 10/26/09                              18,339
22,000    Ciesco, 0.33%, 11/23/09                               22,000
22,000    Ciesco, 0.25%, 12/7/09                                22,000
33,746    Fasco, 0.20%, 10/19/09                                33,746
36,677    Kithaw, 0.23%, 11/3/09                                36,677
46,208    Old LLC, 0.30%, 10/16/09                              46,208
29,372    Old LLC, 0.32%, 10/15/09                              29,372
36,667    Ranger, 0.24%, 12/11/09                               36,667
34,843    TB LLC, 0.20%, 10/5/09                                34,843
14,825    GE, 0.23%, 10/26/09                                   14,825
25,608    Santander U.S. Debt, 0.37%, 11/20/09                  25,608
                                                              $ 720,005
          Tri-party Repurchase Agreements:
212,769   Deutsche Bank, 0.06%, 10/1/09                       $ 212,769
96,974    Barclays Capital Markets, 0.01%, 10/1/09              96,974
                                                              $ 309,743
Shares
          Money Market Mutual Fund:
29,347    Dreyfus Preferred Money Market Fund                 $ 29,347
36,684    Fidelity Prime Money Market Fund                      36,685
                                                              $ 66,032

          Total Securities Lending Collateral
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $1,363,575)                                  $1,363,575
          TOTAL INVESTMENT IN SECURITIES - 94.9%
          (Cost  $48,538,011) (a)                             $51,816,101
          OTHER ASSETS AND LIABILITIES - 5.1%                 $2,801,718
          TOTAL NET ASSETS - 100.0%                           $54,617,819

(A.D.R.)  American Depositary Receipt

*         Non-income producing security.

(a) At September 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $48,599,722 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost  $6,100,026

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value   (2,883,647)

          Net unrealized loss                                 $3,216,379

(b)       At September 30, 2009, the following securities were out on loan:

Shares    Description                                            Value
4,700     Bunge Ltd.                                          $ 294,267
7,000     Cemex SA (A.D.R.) *                                   90,440
62,000    Nokia Corp. (A.D.R.)                                  906,440
          Total                                               $1,291,147

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:
                                Level 1     Level 2    Level 3    Total

Common Stocks                $50,452,526      $0        $0    $50,452,526
Temporary Cash Investments        66,032   1,297,543     0      1,363,575
Total                        $50,518,558  $1,297,543    $0    $51,816,101

Pioneer Mid-Cap Value VCT Portfolio
           Schedule of Investments  9/30/2009 (unaudited)

Shares                                                            Value
           COMMON STOCKS - 97.8 %
           Energy - 8.0 %
           Coal & Consumable Fuels - 1.0 %
53,000     Consol Energy, Inc.                                 $2,390,830
           Oil & Gas Drilling - 0.8 %
22,400     Transocean, Ltd. *                                  $1,915,872
           Oil & Gas Equipment & Services - 1.0 %
83,800     Smith International, Inc. (b)                       $2,405,060
           Oil & Gas Exploration & Production - 3.9 %
33,970     Devon Energy Corp.                                  $2,287,200
51,600     Noble Affiliates, Inc.                               3,403,536
28,800     Range Resources Corp.                                1,421,568
45,100     XTO Energy, Inc.                                     1,863,532
                                                               $8,975,836
           Oil & Gas Storage & Transporation - 1.3 %
286,790    El Paso Corp.                                       $2,959,673
           Total Energy                                        $18,647,271
           Materials - 7.6 %
           Diversified Chemical - 0.8 %
31,900     FMC Corp.                                           $1,794,375
           Diversified Metals & Mining - 0.8 %
26,500     Freeport-McMoRan Copper & Gold, Inc. (Class B)      $1,818,165
           Forest Products - 0.8 %
53,000     Weyerhaeuser Co.                                    $1,942,450
           Gold - 0.9 %
44,567     Newmont Mining Corp.                                $1,961,839
           Industrial Gases - 0.9 %
44,200     Airgas, Inc.                                        $2,137,954
           Metal & Glass Containers - 2.7 %
127,741    Ball Corp.                                          $6,284,857
           Paper Packaging - 0.7 %
103,900    Temple-Inland, Inc. *                               $1,706,038
           Total Materials                                     $17,645,678
           Capital Goods - 9.2 %
           Aerospace & Defense - 2.9 %
63,400     ITT Corp.                                           $3,306,310
21,800     L-3 Communications Holdings, Inc.                    1,750,976
35,900     Raytheon Co.                                         1,722,123
                                                               $6,779,409
           Electrical Component & Equipment - 1.0 %
53,300     Rockwell International Corp.                        $2,270,580
           Industrial Machinery - 3.2 %
94,500     Crane Co.                                           $2,439,045
101,399    Kennametal, Inc.                                     2,495,429
40,900     SPX Corp.                                            2,505,943
                                                               $7,440,417
           Trading Companies & Distributors - 2.1 %
53,354     W.W. Grainger, Inc.                                 $4,767,713
           Total Capital Goods                                 $21,258,119
           Commercial Services & Supplies - 3.4 %
           Environmental & Facilities Services - 0.8 %
71,868     Republic Services, Inc.                             $1,909,533
           Office Services & Supplies - 1.3 %
79,120     Avery Dennison Corp.                                $2,849,111
           Research & Consulting Services - 1.3 %
103,890    Equifax, Inc. *                                     $3,027,355
           Total Commercial Services & Supplies                $7,785,999
           Transportation - 0.5 %
           Airlines - 0.5 %
114,300    Southwest Airlines Co.                              $1,097,280
           Total Transportation                                $1,097,280
           Automobiles & Components - 1.4 %
           Auto Parts & Equipment - 1.0 %
76,300     BorgWarner, Inc.                                    $2,308,838
           Automobile Manufacturers - 0.4 %
116,100    Ford Motor Corp. *                                  $ 837,081
           Total Automobiles & Components                      $3,145,919
           Consumer Durables & Apparel - 2.2 %
           Footwear - 0.6 %
20,100     Nike, Inc.                                          $1,300,470
           Homebuilding - 0.8 %
179,100    Pulte Homes, Inc. *                                 $1,968,309
           Household Appliances - 0.8 %
51,200     Snap-On, Inc.                                       $1,779,712
           Total Consumer Durables & Apparel                   $5,048,491
           Consumer Services - 1.8 %
           Restaurants - 1.8 %
127,100    Burger King Holdings, Inc.                          $2,235,689
96,600     Jack In The Box, Inc. *                              1,979,334
                                                               $4,215,023
           Total Consumer Services                             $4,215,023
           Media - 4.3 %
           Advertising - 2.6 %
804,694    The Interpublic Group of Cos., Inc. *               $6,051,299
           Broadcasting - 0.4 %
74,800     CBS Corp. (Class B)                                 $ 901,340
           Movies & Entertainment - 1.3 %
106,962    Viacom, Inc. (Class B) *                            $2,999,214
           Total Media                                         $9,951,853
           Retailing - 4.6 %
           Apparel Retail - 1.7 %
180,382    Gap, Inc.                                           $3,860,175
           Computer & Electronics Retail - 1.6 %
45,900     Best Buy Co., Inc.                                  $1,722,168
74,700     Gamestop Corp. *                                     1,977,309
                                                               $3,699,477
           Department Stores - 1.3 %
52,675     J.C. Penney Co., Inc.                               $1,777,781
40,200     Nordstrom, Inc.                                      1,227,708
                                                               $3,005,489
           Total Retailing                                     $10,565,141
           Food & Drug Retailing - 0.8 %
           Food Retail - 0.8 %
89,769     Kroger Co.                                          $1,852,832
           Total Food & Drug Retailing                         $1,852,832
           Food, Beverage & Tobacco - 3.0 %
           Brewers - 1.2 %
57,732     Molson Coors Brewing Co. (Class B)                  $2,810,394
           Distillers & Vintners - 0.8 %
112,500    Constellation Brands, Inc. *                        $1,704,375
           Packaged Foods & Meats - 1.0 %
44,300     The J.M. Smucker Co.                                $2,348,343
           Total Food, Beverage & Tobacco                      $6,863,112
           Household & Personal Products - 1.4 %
           Household Products - 0.5 %
18,100     Energizer Holdings, Inc. *                          $1,200,754
           Personal Products - 0.9 %
52,980     Estee Lauder Co. (b)                                $1,964,498
           Total Household & Personal Products                 $3,165,252
           Health Care Equipment & Services - 4.1 %
           Health Care Equipment - 0.8 %
167,500    Boston Scientific Corp. *                           $1,773,825
           Health Care Services - 2.3 %
239,999    Omnicare, Inc. (b)                                  $5,404,777
           Managed Health Care - 1.0 %
83,063     Aetna, Inc.                                         $2,311,643
           Total Health Care Equipment & Services              $9,490,245
           Pharmaceuticals & Biotechnology - 2.5 %
           Life Sciences Tools & Services - 1.2 %
63,600     Thermo Fisher Scientific, Inc. *                    $2,777,412
           Pharmaceuticals - 1.3 %
98,600     Forest Laboratories, Inc. *                         $2,902,784
           Total Pharmaceuticals & Biotechnology               $5,680,196
           Banks - 4.8 %
           Regional Banks - 4.0 %
41,750     City National Corp. (b)                             $1,625,328
316,849    KeyCorp                                              2,059,519
18,000     M&T Bank Corp. (b)                                   1,121,760
124,200    SunTrust Banks, Inc.                                 2,800,710
92,400     Zions Bancorporation (b)                             1,660,428
                                                               $9,267,745
           Thrifts & Mortgage Finance - 0.8 %
114,930    People's Bank                                       $1,788,311
           Total Banks                                         $11,056,056
           Diversified Financials - 3.9 %
           Asset Management & Custody Banks - 2.0 %
14,200     Franklin Resources, Inc.                            $1,428,520
53,500     Northern Trust Corp.                                 3,111,560
                                                               $4,540,080
           Investment Banking & Brokerage - 1.9 %
108,823    Lazard, Ltd.                                        $4,495,478
           Total Diversified Financials                        $9,035,558
           Insurance - 8.7 %
           Insurance Brokers - 1.2 %
113,000    Marsh & McLennan Co., Inc.                          $2,794,490
           Life & Health Insurance - 2.7 %
294,689    Unum Group                                          $6,318,132
           Multi-Line Insurance - 1.8 %
70,600     Assurant, Inc.                                      $2,263,436
73,100     Hartford Financial Services Group, Inc.              1,937,150
                                                               $4,200,586
           Property & Casualty Insurance - 1.0 %
54,200     Axis Capital Holdings, Ltd.                         $1,635,756
41,339     Progressive Corp. *                                   685,401
                                                               $2,321,157
           Reinsurance - 2.0 %
84,682     Renaissancere Holdings, Ltd.                        $4,637,186
           Total Insurance                                     $20,271,551
           Real Estate - 7.0 %
           Diversified Real Estate Investment Trusts - 0.9 %
34,539     Vornado Realty Trust                                $2,224,657
           Mortgage Real Estate Investment Trusts - 1.7 %
165,845    Annaly Capital Management, Inc.                     $3,008,428
44,441     Starwood Property Trust, Inc. *                       899,930
                                                               $3,908,358
           Office Real Estate Investment Trusts - 1.6 %
25,300     Alexandria Real Estate Equities, Inc.               $1,375,055
34,441     Boston Properties, Inc.                              2,257,608
                                                               $3,632,663
           Residential Real Estate Investment Trusts - 0.4 %
28,400     Equity Residential Property Trust                   $ 871,880
           Retail Real Estate Investment Trusts - 0.8 %
49,100     Regency Centers Corp.                               $1,819,155
           Specialized Real Estate Investment Trusts - 1.6 %
21,140     Public Storage, Inc. (b)                            $1,590,574
55,900     Ventas, Inc. *                                       2,152,150
                                                               $3,742,724
           Total Real Estate                                   $16,199,437
           Software & Services - 3.8 %
           Application Software - 0.7 %
233,967    Compuware Corp. *                                   $1,714,978
           Data Processing & Outsourced Services - 3.1 %
179,400    Western Union Co.                                   $3,394,248
71,738     Computer Sciences Corp. *                            3,781,310
                                                               $7,175,558
           Total Software & Services                           $8,890,536
           Technology Hardware & Equipment - 3.5 %
           Computer Hardware - 2.5 %
6,952      NCR Corp. *                                         $ 96,077
211,720    Teradata Corp. *                                     5,826,534
                                                               $5,922,611
           Office Electronics - 1.0 %
286,123    Xerox Corp.                                         $2,214,592
           Total Technology Hardware & Equipment               $8,137,203
           Semiconductors - 1.5 %
           Semiconductors - 1.5 %
66,660     Analog Devices, Inc.                                $1,838,483
183,300    STMicroelectronics NV (A.D.R.) (b)                   1,728,519
                                                               $3,567,002
           Total Semiconductors                                $3,567,002
           Telecommunication Services - 2.1 %
           Integrated Telecommunication Services - 2.1 %
97,500     Century Telephone Enterprises, Inc.                 $3,276,000
155,000    Windstream Corp.                                     1,570,150
                                                               $4,846,150
           Total Telecommunication Services                    $4,846,150
           Utilities - 7.9 %
           Electric Utilities - 2.6 %
96,443     Edison International                                $3,238,556
60,591     FirstEnergy Corp.                                    2,770,221
                                                               $6,008,777
           Gas Utilities - 1.0 %
57,901     Questar Corp.                                       $2,174,762
           Independent Power Producer & Energy Traders - 1.2 %
100,300    NRG Energy, Inc. *                                  $2,827,457
           Multi-Utilities - 3.1 %
4,845      NSTAR                                               $ 154,168
85,384     Public Service Enterprise Group, Inc.                2,684,473
89,010     Sempra Energy                                        4,433,588
                                                               $7,272,229
           Total Utilities                                     $18,283,225
           TOTAL COMMON STOCKS                                 $226,699,129
           (Cost  $206,831,945)
Principal
Amount ($) TEMPORARY CASH INVESTMENTS - 4.4 %
           Securities Lending Collateral  - 4.4 % (c)
           Certificates of Deposit:
489,206    Bank of Nova Scotia 0.25%, 11/17/09                 $489,206
516,385    BNP Paribas NY, 0.3%, 11/17/09                       516,385
326,138    Rabobank Nederland NY, 0.24%, 12/11/09               326,138
326,138    Societe Generale, 0.27%, 12/4/09                     326,138
326,138    Toronto Dominion, 0.23%, 12/16/09                    326,138
                                                               $1,984,005
           Commercial Paper:
543,361    BBVA London, 0.29%, 11/6/09                         $543,361
325,920    CBA Financial, 0.27%, 12/29/09                       325,920
325,934    HND AF, 0.30%, 12/15/09                              325,934
271,669    HSBC, 0.24%, 12/2/09                                 271,669
54,333     HSBC, 0.24%, 12/3/09                                  54,333
488,942    NABPP, 0.29%, 12/7/09                                488,942
543,563    Cafco, 0.40%, 10/1/09                                543,563
407,658    Char FD, 0.30%, 10/5/09                              407,658
135,864    Char FD, 0.28%, 10/26/09                             135,864
162,990    Ciesco, 0.33%, 11/23/09                              162,990
162,993    Ciesco, 0.25%, 12/7/09                               162,993
250,014    Fasco, 0.20%, 10/19/09                               250,014
271,724    Kithaw, 0.23%, 11/3/09                               271,724
342,337    Old LLC, 0.30%, 10/16/09                             342,337
217,610    Old LLC, 0.32%, 10/15/09                             217,610
271,653    Ranger, 0.24%, 12/11/09                              271,653
258,143    TB LLC, 0.20%, 10/5/09                               258,143
109,833    GE, 0.23%, 10/26/09                                  109,833
189,717    Santander U.S. Debt, 0.37%, 11/20/09                 189,717
                                                               $5,334,258
           Tri-party Repurchase Agreements:
1,576,332  Deutsche Bank, 0.06%, 10/1/09                       $1,576,332
718,449    Barclays Capital Markets, 0.01%, 10/1/09             718,449
                                                               $2,294,781
Shares
           Money Market Mutual Fund:
217,425    Dreyfus Preferred Money Market Fund                 $217,425
271,781    Fidelity Prime Money Market Fund                     271,781
                                                               $489,206
           Total Securities Lending Collateral                 $10,102,250
           TOTAL TEMPORARY CASH INVESTMENTS                    $10,102,250
           (Cost  $10,102,250)
           TOTAL INVESTMENT IN SECURITIES - 102.2 %            $236,801,379
           (Cost  $216,934,195)(a)
           OTHER ASSETS AND LIABILITIES - (2.2) %              $(4,999,011)
           TOTAL NET ASSETS - 100.0 %                          $231,802,368

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $218,565,467 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost           $45,185,216

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value          (26,949,304)

           Net unrealized gain                                 $18,235,912

(b)        At September 30, 2009, the following security was out on loan:

Shares                           Security                         Value
30,600     City National Corp.                                 $1,191,258
51,900     Estee Lauder Co.                                     1,924,452
17,000     M&T Bank Corp.                                       1,059,440
50,000     Omnicare, Inc.                                       1,126,000
19,500     Public Storage, Inc.                                 1,467,180
35,000     Smith International, Inc.                            1,004,500
41,000     STMicroelectronics NV (A.D.R.)                       386,630
90,800     Zions Bancorporation                                 1,631,676
           Total                                               $9,791,136

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                              Level 1     Level 2    Level 3   Total
Preferred Stocks                $0          $0         $0        $0
Common Stocks              226,699,129       0          0   226,699,129
Temporary Cash investments     489,206   9,613,044      0    10,102,250
Total                     $227,188,335  $9,613,044     $0  $236,801,379

Pioneer High Yield VCT Portfolio
            Schedule of Investments  9/30/2009 (unaudited)

 Principal                                                             Value
 Amount ($)
            CONVERTIBLE CORPORATE BONDS - 16.5 %
            Energy - 2.2 %
            Coal & Consumable Fuels - 0.7 %
 1,280,000  Massey Energy Co., 3.25%, 8/1/15                       $1,017,600
            Oil & Gas Equipment & Services - 0.5 %
 495,000    Exterran Holdings, Inc., 4.25%, 6/15/14                $  616,275
            Oil & Gas Exploration & Production - 0.9 %
 305,000    Carrizo Oil & Gas, Inc., 4.875%, 6/1/28                $  247,050
 1,055,000  Chesapeake Energy, 2.5%, 5/15/37                          964,006
                                                                   $1,211,056
            Oil & Gas Refining & Marketing - 0.1 %
 200,000    Petroplus Financial, 3.375%, 3/26/13                   $  200,391
            Total Energy                                           $3,045,322
            Materials - 0.2 %
            Steel - 0.2 %
 215,000    Steel Dynamics, Inc., 5.125%, 6/15/14                  $  254,238
            Total Materials                                        $  254,238
            Capital Goods - 2.8 %
            Construction & Farm Machinery & Heavy Trucks - 0.1 %
 250,000    Greenbrier Co., Inc., 2.375%, 5/15/26                  $  169,688
            Electrical Component & Equipment - 1.4 %
 1,010,000  General Cable Corp., 1.0%, 10/15/12                    $  863,550
 1,645,000  Roper Industries, Inc., 1.4813%, 1/15/34                1,036,350
                                                                   $1,899,900
            Trading Companies & Distributors - 1.3 %
 1,420,000  WESCO International, Inc., 6.0%, 9/15/29               $1,817,600
            Total Capital Goods                                    $3,887,188
            Commercial Services & Supplies - 0.4 %
            Environmental & Facilities Services - 0.4 %
 525,000    Covanta Holdings, 3.25%, 6/1/14                        $  580,125
            Total Commercial Services & Supplies                   $  580,125
            Transportation - 0.5 %
            Marine - 0.5 %
 940,000    Horizon Lines, 4.25%, 8/15/12                          $  741,425
            Total Transportation                                   $  741,425
            Consumer Durables & Apparel - 0.5 %
            Homebuilding - 0.5 %
 550,000    D.R. Horton, Inc., 2.0%, 5/15/14 (b)                   $  628,375
            Total Consumer Durables & Apparel                      $  628,375
            Media - 1.4 %
            Advertising - 1.2 %
 1,665,000  Interpublic Group Cos., 4.25%, 3/15/23 (144A)          $1,637,944
            Movies & Entertainment - 0.2 %
 387,000    Live Nation, Inc., 2.875%, 7/15/27 (b)                 $  278,156
            Total Media                                            $1,916,100
            Retailing - 0.7 %
            Automotive Retail - 0.7 %
 250,000    Sonic Automotive, Inc., 5.0%, 10/1/29                  $  275,000
 712,000    Sonic Automotive, Inc., 6.0%, 5/15/12                     712,000
                                                                   $  987,000
            Total Retailing                                        $  987,000
            Food, Beverage & Tobacco - 0.3 %
            Tobacco - 0.3 %
 410,000    Alliance One International, Inc., 5.5%, 7/15/14 (144A) $  470,475
            Total Food, Beverage & Tobacco                         $  470,475
            Health Care Equipment & Services - 2.0 %
            Health Care Equipment - 0.8 %
 1,309,000  Hologic, Inc., 2.0%, 12/15/37                          $1,070,108
            Health Care Services - 1.0 %
 1,700,000  Omnicare, Inc., 3.25%, 12/15/35                        $1,304,750
            Health Care Supplies - 0.2 %
 215,000    Inverness Medical Innovation, 3.0%, 5/15/16            $  230,319
 35,000     Inverness Medical Innovation, 3.0%, 5/15/16 (144A)         37,494
                                                                   $  267,813
            Total Health Care Equipment & Services                 $2,642,671
            Pharmaceuticals & Biotechnology - 0.6 %
            Biotechnology - 0.6 %
 250,000    BioMarin Pharmaceuticals, 1.875%, 4/23/17              $  261,875
 635,000    MannKind Corp., 3.75%, 12/15/13                           487,363
                                                                   $  749,238
            Total Pharmaceuticals & Biotechnology                  $  749,238
            Diversified Financials - 0.2 %
            Asset Management & Custody Banks - 0.2 %
 200,000    Janus Capital Group, Inc., 3.25%, 7/15/14              $  250,750
            Total Diversified Financials                           $  250,750
            Real Estate - 0.6 %
            Office Real Estate Investment Trusts - 0.6 %
 950,000    Alexandria Real, 3.7%, 1/15/27 (144A)                  $  872,813
            Total Real Estate                                      $  872,813
            Software & Services - 0.4 %
            Data Processing & Outsourced Services - 0.4 %
 625,000    CSG Systems International, Inc., 2.5%, 6/15/24         $  604,688
            Total Software & Services                              $  604,688
            Technology Hardware & Equipment - 2.0 %
            Communications Equipment - 0.9 %
 655,000    CommScope, Inc., 3.25%, 7/1/15                         $  846,588
 600,000    Nortel Networks, 2.125%, 4/15/14                          330,000
                                                                   $1,176,588
            Electronic Equipment & Instruments - 0.7 %
 300,000    L-1 Identity Solutions, Inc., 3.75%, 5/15/27           $  263,625
 750,000    Newport Corp., 2.5%, 2/15/12 (144A)                       659,063
                                                                   $  922,688
            Technology Distributors - 0.4 %
 395,000    Anixter International, Inc., 1.0%, 2/15/13             $  354,019
 250,000    Anixter International, Inc., 1.0%, 2/15/13 (144A)         224,063
                                                                   $  578,082
            Total Technology Hardware & Equipment                  $2,677,358
            Telecommunication Services - 1.5 %
            Alternative Carriers - 0.6 %
 815,000    Time Warner Telecom, Inc., 2.375%, 4/1/26              $  789,531
            Integrated Telecommunication Services - 0.4 %
 444,000    MasTec, Inc., 4.0%, 6/15/14                            $  467,310
            Wireless Telecommunication Services - 0.5 %
 650,000    SBA Communications Corp., 4.0%, 10/1/14                $  726,375
            Total Telecommunication Services                       $1,983,216
            Utilities - 0.2 %
            Multi-Utilities - 0.2 %
 195,000    CMS Energy Corp., 5.5%, 6/15/29                        $  223,031
            Total Utilities                                        $  223,031
            TOTAL CONVERTIBLE CORPORATE BONDS                      $22,514,013
            (Cost  $20,762,112)
 Shares
            CONVERTIBLE PREFERRED STOCKS - 3.8 %
            Energy - 0.4 %
            Oil & Gas Exploration & Production - 0.4 %
 12,270     PetroQuest Energy, 6.875%, 12/31/49                    $  365,977
 1,500      Whiting Petroleum Corp., 6.25%, 12/31/99                  226,455
                                                                   $  592,432
            Total Energy                                           $  592,432
            Materials - 1.1 %
            Diversified Metals & Mining - 1.1 %
 14,800     Freeport-McMoRan Copper & Gold, 6.75%, 5/1/10          $1,524,400
            Total Materials                                        $1,524,400
            Capital Goods - 0.3 %
            Electrical Component & Equipment - 0.3 %
 2,000      General Cable Corp., 5.75%, 11/24/13                   $  391,625
            Total Capital Goods                                    $  391,625
            Health Care Equipment & Services - 0.5 %
            Health Care Supplies - 0.5 %
 2,624      Inverness Medical Corp., 3.0%, 12/31/49                $  683,526
            Total Health Care Equipment & Services                 $  683,526
            Banks - 0.3 %
            Thrifts & Mortgage Finance - 0.3 %
 14,000     Sovereign Cap Trust IV, 4.375%, 3/1/34                 $  423,500
            Total Banks                                            $  423,500
            Diversified Financials - 0.4 %
            Diversified Financial Services - 0.4 %
 700        Bank of America Corp., 7.25%, 12/31/49                 $  594,993
            Total Diversified Financials                           $  594,993
            Insurance - 0.4 %
            Life & Health Insurance - 0.4 %
 34,000     Delphi Financial Group, 7.376% 5/15/37                 $  578,340
            Total Insurance                                        $  578,340
            Utilities - 0.4 %
            Multi-Utilities - 0.4 %
 6,900      CMS Energy Corp., 4.5%, 12/31/49                       $  491,194
            Total Utilities                                        $  491,194
            TOTAL CONVERTIBLE PREFERRED STOCKS                     $5,280,010
            (Cost  $5,149,458)

            COMMON STOCKS - 13.9 %
            Energy - 1.0 %
            Integrated Oil & Gas - 0.2 %
 8,900      Marathon Oil Corp.                                     $  283,910
            Oil & Gas Drilling - 0.6 %
 153,975    Hercules Offshore, Inc. *                              $  756,017
            Oil & Gas Exploration & Production - 0.2 %
 22,227     SandRidge Energy, Inc. *                               $  288,062
            Total Energy                                           $1,327,989
            Materials - 2.5 %
            Commodity Chemicals - 1.0 %
 110,184    Georgia Gulf Corp. *                                   $1,336,532
            Construction Materials - 0.2 %
 7,312      Texas Industries, Inc.                                 $  307,031
            Diversified Chemical - 0.2 %
 5,400      FMC Corp.                                              $  303,750
            Diversified Metals & Mining - 1.0 %
 13,887     Freeport-McMoRan Copper & Gold, Inc. (Class B)         $  952,787
 88,500     Polymet Mining Corp. *                                    232,755
 14,500     Titanium Metals Corp.                                     139,055
                                                                   $1,324,597
            Gold - 0.1 %
 1,600      Barrick Gold Corp.                                     $   60,640
            Total Materials                                        $3,332,550
            Capital Goods - 2.9 %
            Aerospace & Defense - 1.1 %
 39,600     BE Aerospace, Inc. * (b)                               $  797,544
 12,322     DigitalGlobe, Inc. *                                      275,643
 8,725      ITT Corp.                                                 455,009
                                                                   $1,528,196
            Building Products - 0.2 %
 6,752      Lennox International, Inc.                             $  243,882
            Construction & Farm Machinery & Heavy Trucks - 0.1 %
 22,556     Commercial Vehicle Group, Inc. *                       $  146,840
            Electrical Component & Equipment - 0.6 %
 10,600     Cooper Industries Plc *                                $  398,242
 10,800     General Cable Corp. *                                     422,820
                                                                   $  821,062
            Industrial Machinery - 0.9 %
 14,036     ESCO Technologies, Inc. *                              $  553,018
 25,600     Kennametal, Inc.                                          630,016
                                                                   $1,183,034
            Total Capital Goods                                    $3,923,014
            Commercial Services & Supplies - 0.3 %
            Security & Alarm Services - 0.3 %
 13,700     Geoeye, Inc. *                                         $  367,160
            Total Commercial Services & Supplies                   $  367,160
            Consumer Services - 1.4 %
            Casinos & Gaming - 0.7 %
 20,200     International Game Technology                          $  433,896
 25,500     Scientific Games Corp. * (b)                              403,665
 2,640      WMS Industries, Inc. *                                    117,638
                                                                   $  955,199
            Restaurants - 0.3 %
 20,561     Starbucks Corp. *                                      $  424,585
            Specialized Consumer Services - 0.4 %
 76,100     Service Corporation International                      $  533,461
            Total Consumer Services                                $1,913,245
            Media - 0.1 %
            Movies & Entertainment - 0.0 %
 4,613      Cinemark Holdings, Inc.                                $   47,791
            Publishing - 0.1 %
 5,300      McGraw-Hill Co., Inc.                                  $  133,242
            Total Media                                            $  181,033
            Retailing - 0.3 %
            Automotive Retail - 0.1 %
 8,372      Sonic Automotive, Inc. *                               $   87,906
            Department Stores - 0.2 %
 8,800      J.C. Penney Co., Inc.                                  $  297,000
            Total Retailing                                        $  384,906
            Food, Beverage & Tobacco - 0.2 %
            Tobacco - 0.2 %
 60,600     Alliance One International, Inc. *                     $  271,488
            Total Food, Beverage & Tobacco                         $  271,488
            Health Care Equipment & Services - 0.6 %
            Health Care Supplies - 0.2 %
 8,000      Inverness Medical Innovations, Inc. * (b)              $  309,840
            Managed Health Care - 0.4 %
 10,300     Aetna, Inc.                                            $  286,649
 6,200      CIGNA Corp.                                               174,158
 5,300      United Healthcare Group, Inc.                             132,712
                                                                   $  593,519
            Total Health Care Equipment & Services                 $  903,359
            Pharmaceuticals & Biotechnology - 1.5 %
            Life Sciences Tools & Services - 1.5 %
 9,915      Bio-Rad Laboratories, Inc. *                           $  910,990
 16,900     Thermo Fisher Scientific, Inc. *                          738,023
 8,100      Waters Corp. *                                            452,466
                                                                   $2,101,479
            Total Pharmaceuticals & Biotechnology                  $2,101,479
            Diversified Financials - 0.1 %
            Asset Management & Custody Banks - 0.1 %
 4,440      Legg Mason, Inc.                                       $  137,773
            Total Diversified Financials                           $  137,773
            Real Estate - 0.4 %
            Mortgage Real Estate Investment Trusts - 0.4 %
 32,274     Annaly Capital Management, Inc.                        $  585,450
            Total Real Estate                                      $  585,450
            Technology Hardware & Equipment - 1.0 %
            Communications Equipment - 0.2 %
 11,010     CommScope, Inc. *                                      $  329,529
            Electronic Equipment & Instruments - 0.6 %
 13,584     Itron, Inc. *                                          $  871,278
            Electronic Manufacturing Services - 0.2 %
 9,700      Tyco Electronics, Ltd.                                 $  216,116
            Total Technology Hardware & Equipment                  $1,416,923
            Telecommunication Services - 0.4 %
            Integrated Telecommunication Services - 0.4 %
 6,389      General Communication, Inc. *                          $   43,829
 46,800     Windstream Corp.                                          474,084
                                                                   $  517,913
            Total Telecommunication Services                       $  517,913
            Utilities - 1.2 %
            Gas Utilities - 0.2 %
 5,400      Questar Corp.                                          $  202,824
            Independent Power Producer & Energy Traders - 0.7 %
 33,400     NRG Energy, Inc. *                                     $  941,546
            Multi-Utilities - 0.3 %
 4,900      Public Service Enterprise Group, Inc.                  $  154,056
 5,620      Sempra Energy                                             279,932
                                                                   $  433,988
            Total Utilities                                        $1,578,358
            TOTAL COMMON STOCKS                                    $18,942,640
            (Cost  $17,518,422)
 Principal
 Amount ($)
            ASSET BACKED SECURITIES - 0.3 %
            Energy - 0.3 %
            Oil & Gas Equipment & Services - 0.3 %
 500,000    Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)   $  395,000
            Total Energy                                           $  395,000
            Banks - 0.0 %
            Thrifts & Mortgage Finance - 0.0 %
 80,000     Bear Stearns Asset Backed Securities, Inc., Floating Ra$   12,774
            Total Banks                                            $   12,774
            TOTAL ASSET BACKED SECURITIES                          $  407,774
            (Cost  $503,476)

            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
            Materials - 0.3 %
            Forest Products - 0.3 %
 450,000    T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)             $  387,000
            Total Materials                                        $  387,000
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              $  387,000
            (Cost  $453,919)

            CORPORATE BONDS - 59.5 %
            Energy - 8.4 %
            Coal & Consumable Fuels - 0.4 %
 585,000    Massey Energy Co., 6.875%, 12/15/13                    $  564,525
            Oil & Gas Equipment & Services - 0.1 %
 200,000    Complete Production Service, 8.0%, 12/15/16            $  182,000
            Oil & Gas Exploration & Production - 4.7 %
 195,000    Chesapeake Energy Corp., 9.5%, 2/15/15                 $  205,238
 90,000     Concho Resources, Inc., 8.625%, 10/1/17                    92,250
 150,000    Denbury Resources, Inc., 9.75%, 3/1/16                    159,375
 755,000    Hilcorp Energy, 7.75%,11/1/15 (144A)                      713,475
 425,000    Linn Energy LLC, 11.75%, 5/15/17 (144A)                   457,938
 355,000    Mariner Energy, Inc., 8.0%, 5/15/17                       324,825
 395,000    Penn Virginia Corp., 10.375%, 6/15/16                     426,600
 105,000    PetroHawk Energy Corp., 10.5%, 8/1/14 (144A)              112,875
 570,000    PetroHawk Energy Corp., 7.875%, 6/1/15                    561,450
 195,000    PetroHawk Energy Corp., 9.125%, 7/15/13                   200,363
 265,000    Plains Exploration & Production Co., 10.0%, 3/1/16        285,538
 285,000    Plains Exploration & Production Co., 7.75%, 6/15/15       282,863
 1,070,000  Quicksilver Resources, Inc., 7.125%, 4/1/16               928,225
 535,000    Quicksilver Resources, Inc., 8.25%, 8/1/15                521,625
 750,000    Sandridge Energy, Inc., 8.0%, 6/1/18                      721,875
 405,000    Sandridge Energy, Inc., 8.625%, 4/1/15                    401,456
                                                                   $6,395,971
            Oil & Gas Refining & Marketing - 1.2 %
 630,000    Tesoro Corp., 6.5%, 6/1/17                             $  570,150
 1,150,000  Tesoro Corp., 6.625%, 11/1/15                           1,063,750
                                                                   $1,633,900
            Oil & Gas Storage & Transporation - 2.0 %
 480,000    Enterprise Products, Floating Rate Note, 8/1/66        $  448,800
 1,300,000  Holly Energy Partners LP, 6.25%, 3/1/15                 1,189,500
 220,000    Regency Energy Partners LP, 9.375%, 6/1/16                228,800
 565,000    Southern Union Co., 7.2%, 11/1/66                         444,938
 405,000    Teppco Partners LP, Floating Rate Note, 6/1/67            346,247
                                                                   $2,658,285
            Total Energy                                           $11,434,681
            Materials - 8.3 %
            Aluminum - 1.7 %
 170,000    CII Carbon LLC, 11.125%, 11/15/15                      $  163,200
 611,667    Noranda Aluminum Acquisition, Floating Rate Note, 5/15/   431,225
 2,000,000  Novelis, Inc., 7.25%, 2/15/15                           1,730,000
                                                                   $2,324,425
            Construction Materials - 0.5 %
 420,000    AGY Holding Corp., 11.0%, 11/15/14                     $  338,100
 290,000    Texas Industries, Inc., 7.25%, 7/15/13                    278,400
                                                                   $  616,500
            Diversified Chemical - 0.1 %
 420,000    Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)         $  199,500
            Diversified Metals & Mining - 0.1 %
 145,000    Blaze Recycling & Metals, 13.0%, 7/16/12               $  100,050
            Metal & Glass Containers - 1.1 %
 500,000    AEP Industries, Inc., 7.875%, 3/15/13                  $  480,000
 1,220,000  Crown Cork and Seal Co., Inc., 7.375%, 12/15/26 (b)     1,076,650
                                                                   $1,556,650
            Paper Packaging - 1.5 %
 240,000    Graham Packaging Co., 8.5%, 10/15/12                   $  242,400
 870,000    Graham Packaging Co., 9.875%, 10/15/14                    893,925
 865,000    Graphic Packaging Co., 9.5%, 8/15/13                      890,950
                                                                   $2,027,275
            Paper Products - 0.7 %
 260,000    Cellu Tissue Holdings, Inc., 11.5%, 6/1/14             $  278,200
 760,000    Exopack Holding Corp., 11.25%, 2/1/14                     750,500
                                                                   $1,028,700
            Specialty Chemicals - 2.0 %
 485,000    Arco Chemical Co., 9.8%, 2/1/20                        $  327,375
 1,475,000  Millenium America, Inc., 7.625%, 11/15/26                 213,875
 2,500,000  Nova Chemicals Corp., 7.875%, 9/15/25                   2,175,000
                                                                   $2,716,250
            Steel - 0.6 %
 930,000    Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)       $  781,200
            Total Materials                                        $11,350,550
            Capital Goods - 10.1 %
            Aerospace & Defense - 2.2 %
 480,000    Aeroflex, Inc., 11.75%, 2/15/15                        $  436,800
 695,000    BE Aerospace, Inc., 8.5%, 7/1/18                          712,375
 245,000    Bombardier, Inc., 8.0%, 11/15/14 (144A)                   251,125
 240,000    DigitalGlobe, Inc., 10.5%, 5/1/14                         254,400
 1,370,000  Esterline Technology, 7.75%, 6/15/13                    1,356,300
                                                                   $3,011,000
            Building Products - 0.2 %
 240,000    USG Corp., 9.75%, 8/1/14 (144A)                        $  250,800
            Construction & Engineering - 0.4 %
 570,000    Esco Corp., 8.625%, 12/15/13 (144A)                    $  558,600
            Construction & Farm Machinery & Heavy Trucks - 1.1 %
 750,000    American Railcar, 7.5%, 3/1/14                         $  697,500
 1,025,000  Greenbrier Co., Inc., 8.375%, 5/15/15                     831,531
                                                                   $1,529,031
            Electrical Component & Equipment - 2.2 %
 1,600,000  Anixter International Corp., 5.95%, 3/1/15             $1,414,000
 1,040,000  Baldor Electric, 8.625%, 2/15/17                        1,055,600
 260,000    Belden CDT, Inc., 7.0%, 3/15/17                           247,325
 235,000    General Cable Corp., 7.125%, 4/1/17                       230,300
                                                                   $2,947,225
            Industrial Machinery - 1.3 %
 1,000,000  Gardner Denver, Inc., 8.0%, 5/1/13                     $  960,000
 1,000,000  Mueller Water Products, 7.375%, 6/1/17                    871,250
                                                                   $1,831,250
            Trading Companies & Distributors - 2.5 %
 500,000    Ace Hardware Corp., 9.125%, 6/1/16 (144A)              $  522,500
 3,320,000  Wesco Distribution, Inc., 7.5%, 10/15/17                2,888,400
                                                                   $3,410,900
            Total Capital Goods                                    $13,538,806
            Commercial Services & Supplies - 0.8 %
            Commercial Printing - 0.1 %
 180,000    Sheridan Acquisition Corp., 10.25%, 8/15/11            $  151,200
            Environmental & Facilities Services - 0.2 %
 350,000    Waste Services, Inc., 9.5%, 4/15/14                    $  348,250
            Security & Alarm Services - 0.5 %
 625,000    GeoEye, Inc., 9.625%, 10/1/15                          $  632,813
            Total Commercial Services & Supplies                   $1,132,263
            Transportation - 1.4 %
            Air Freight & Couriers - 0.5 %
 500,000    Ceva Group Plc, 10.0%, 9/1/14 (144A)                   $  445,000
 210,000    Ceva Group Plc, 11.625%, 10/1/16                          205,107
                                                                   $  650,107
            Airlines - 0.3 %
 410,000    Delta Air Lines, Inc., 9.5%, 9/15/14                   $  410,000
            Railroads - 0.6 %
 200,000    Kansas City Southern, 8.0%, 6/1/15                     $  205,000
 570,000    TFM SA De CV, 9.375%, 5/1/12                              578,550
                                                                      783,550
            Total Transportation                                   $1,843,657
            Automobiles & Components - 1.7 %
            Auto Parts & Equipment - 1.5 %
 120,000    Allison Transmission, 11.0%, 11/1/15 (144A) (b)        $  117,600
 575,000    Allison Transmission, 11.25%, 11/1/15 (144A)              534,750
 260,000    Cooper Standard Auto, 7.0%, 12/15/12                      135,200
 935,000    Lear Corp., 8.75%, 12/1/16                                617,100
 185,000    Tenneco Automotive, Inc., 8.625%, 11/15/14                173,438
 500,000    TRW Automotive, Inc., 7.25%, 3/15/17 (b)                  440,000
                                                                   $2,018,088
            Tires & Rubber - 0.2 %
 210,000    Goodyear Tire & Rubber Co., 10.5%, 5/15/16             $  227,850
            Total Automobiles & Components                         $2,245,938
            Consumer Durables & Apparel - 1.2 %
            Homebuilding - 0.4 %
 560,000    Meritage Homes Corp., 6.25%, 3/15/15                   $  520,800
            Housewares & Specialties - 0.8 %
 1,250,000  Yankee Acquisition Corp., 9.75%, 2/15/17 (b)           $1,146,875
            Total Consumer Durables & Apparel                      $1,667,675
            Consumer Services - 1.1 %
            Casinos & Gaming - 1.1 %
 280,000    Firekeepers Development Authority, 13.875%, 5/1/15 (144$  297,500
 1,335,000  Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)          483,938
 430,000    Scientific Games Corp., 6.25%, 12/15/12                   417,100
 325,000    Scientific Games International, Inc., 9.25%, 6/15/19 (1   338,000
                                                                   $1,536,538
            Total Consumer Services                                $1,536,538
            Media - 3.5 %
            Advertising - 0.9 %
 1,170,000  Interpublic Group of Cos., Inc. 10.0%, 7/15/17         $1,263,600
            Broadcasting - 2.6 %
 590,000    Hughes Network System, 9.5%, 4/15/14                   $  592,950
 190,000    Hughes Network Systems LLC, 9.5%, 4/15/14                 190,950
 690,625    Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A) (b)          642,281
 550,000    Intelsat Subsidiary Holding Co., 8.5%, 1/15/13            556,875
 160,000    Telesat Canada / Telesat LLC, 11.0%, 11/1/15              170,400
 575,000    Telesat Canada / Telesat LLC, 12.5%, 11/1/17              612,375
 1,041,975  Univision Communications, 9.75%, 3/15/15 PIK (144A)       802,321
                                                                   $3,568,152
            Total Media                                            $4,831,752
            Retailing - 2.5 %
            Apparel Retail - 0.4 %
 520,000    Brown Shoe Co., Inc., 8.75%, 5/1/12                    $  510,900
            Automotive Retail - 0.5 %
 675,000    Sonic Automotive, Inc., 8.625%, 8/15/13                $  644,625
            Internet Retail - 1.3 %
 935,000    Expedia, Inc., 8.5%, 7/1/16 (144A)                     $  986,425
 750,000    Ticketmaster, 10.75%, 8/1/16                              768,750
                                                                   $1,755,175
            Specialty Stores - 0.3 %
 125,000    Freedom Group, Inc., 10.25%, 8/1/15                    $  132,500
 340,000    Sally Holdings LLC, 10.5%, 11/15/16 (b)                   354,450
                                                                   $  486,950
            Total Retailing                                        $3,397,650
            Food, Beverage & Tobacco - 1.0 %
            Tobacco - 1.0 %
 1,175,000  Alliance One International, Inc., 10.0%, 7/15/16       $1,213,188
 200,000    Alliance One International, Inc., 10.0%, 7/15/16 (144A)   206,500
                                                                   $1,419,688
            Total Food, Beverage & Tobacco                         $1,419,688
            Health Care Equipment & Services - 3.8 %
            Health Care Facilities - 1.5 %
 200,000    HCA, Inc., 6.25%, 2/15/13                              $  191,000
 515,418    HCA, Inc., 9.625%, 11/15/16                               536,035
 725,000    HCA, Inc., 8.5%, 4/15/19                                  757,625
 85,000     HCA, Inc., 9.875%, 2/15/17                                 90,100
 210,000    Psychiatric Solutions, Inc., 7.75%, 7/15/15               202,650
 340,000    Psychiatric Solutions, Inc., 7.75%, 7/15/15               319,600
                                                                   $2,097,010
            Health Care Services - 1.0 %
 670,000    Surgical Care Affiliates, 10.0%, 7/15/17 (144A)        $  536,000
 565,987    Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PIK      449,960
 350,000    US Oncology, Inc., 9.125%, 8/15/17                        368,375
                                                                   $1,354,335
            Health Care Supplies - 1.3 %
 455,000    Bausch & Lomb, Inc., 9.875%, 11/1/15                   $  476,613
 915,000    Biomet, Inc., 10.375%, 10/15/17                           972,188
 255,000    Inverness Medical Innovation, 9.0%, 5/15/16               253,406
                                                                   $1,702,207
            Total Health Care Equipment & Services                 $5,153,552
            Pharmaceuticals & Biotechnology - 0.3 %
            Biotechnology - 0.3 %
 395,000    Warner Chilcott Corp., 8.75%, 2/1/15                   $  404,875
            Total Pharmaceuticals & Biotechnology                  $  404,875
            Diversified Financials - 1.5 %
            Asset Management & Custody Banks - 0.5 %
 235,000    Janus Capital Group, Inc., 6.5%, 6/15/12               $  233,494
 405,000    Janus Capital Group, Inc., 6.95%, 6/15/17                 385,392
                                                                   $  618,886
            Specialized Finance - 1.0 %
 1,910,000  NCO Group, Inc., Floating Rate Note, 11/15/13          $1,413,400
            Total Diversified Financials                           $2,032,286
            Insurance - 3.1 %
            Insurance Brokers - 1.8 %
 630,000    Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)           $  614,250
 790,000    Hub International Holdings, 10.25%, 6/15/15 (144A)        735,688
 350,000    Leucadia National, 7.125%, 3/15/17 (144A)                 336,000
 785,000    Leucadia National, 8.125%, 9/15/15                        800,700
                                                                   $2,486,638
            Multi-Line Insurance - 0.4 %
 775,000    Liberty Mutual Group, 7.0%, 3/15/37 (144A)             $  566,594
            Property & Casualty Insurance - 0.1 %
 125,000    Hanover Insurance Group, 7.625%, 10/15/25              $  106,250
            Reinsurance - 0.8 %
 400,000    Foundation RE II, Ltd., Floating Rate Note, 11/26/10   $  392,520
 455,000    MBIA Insurance Corp., Floating Rate Note, 1/15/33 (144A   200,200
 250,000    Residential Re, Floating Rate Note, 6/6/11                239,450
 250,000    Successor II, Ltd., Floating Rate Note, 4/6/10            242,675
                                                                   $1,074,845
            Total Insurance                                        $4,234,327
            Real Estate - 1.9 %
            Real Estate Operating Companies - 1.9 %
 410,000    Forest City Enterprises, 6.5%, 2/1/17                  $  262,400
 2,935,000  Forest City Enterprises, 7.625%, 6/1/15                 2,377,350
                                                                   $2,639,750
            Total Real Estate                                      $2,639,750
            Software & Services - 3.3 %
            Application Software - 0.8 %
 1,150,000  Vangent, Inc., 9.625%, 2/15/15                         $1,070,938
            Data Processing & Outsourced Services - 1.0 %
 1,430,000  First Data Corp., 9.875%, 9/24/15                      $1,320,963
            Internet Software & Services - 0.7 %
 909,000    Terremark Worldwide, Inc., 12.0%, 6/15/17              $  990,810
            IT Consulting & Other Services - 0.7 %
 450,000    Activant Solutions, Inc., 9.5%, 5/1/16                 $  402,750
 565,000    Sungard Data Systesm, Inc., 9.125%, 8/15/13               570,650
                                                                   $  973,400
            Systems Software - 0.1 %
 500,000    Pegasus Solutions, Inc., 10.5%, 4/15/15                $  160,000
            Total Software & Services                              $4,516,111
            Technology Hardware & Equipment - 0.2 %
            Computer Storage & Peripherals - 0.2 %
 250,000    Seagate Technology International, 10.0%, 5/1/14        $  273,125
            Total Technology Hardware & Equipment                  $  273,125
            Telecommunication Services - 3.5 %
            Alternative Carriers - 1.4 %
 630,000    Global Crossing, Ltd., 12.0%, 9/15/15 (144A)           $  661,500
 850,000    PAETEC Holding Corp., 8.875%, 6/30/17                     845,750
 415,000    PAETEC Holding Corp., 9.5%, 7/15/15                       376,613
                                                                   $1,883,863
            Integrated Telecommunication Services - 1.7 %
 240,000    Frontier Communications Corp., 8.125%, 10/1/18         $  241,500
 600,000    Frontier Communications Corp., 8.25%, 5/1/14              621,000
 255,000    GCI, Inc., 7.25%, 2/15/14                                 240,338
 450,000    Mastec, Inc., 7.625%, 2/1/17                              423,000
 400,000    Qwest Corp., 8.375%, 5/1/16                               414,000
 400,000    Windstream Corp., 8.625%, 8/1/16                          409,000
                                                                   $2,348,838
            Wireless Telecommunication Services - 0.4 %
 330,000    Cricket Communications I, 9.375%, 11/1/14 (b)          $  334,950
 160,000    Metropcs Wireless, Inc., 9.25%, 11/1/14                   163,600
                                                                   $  498,550
            Total Telecommunication Services                       $4,731,251
            Utilities - 2.1 %
            Electric Utilities - 1.0 %
 200,000    Public Service of New Mexico, 9.25%, 5/15/15           $  202,000
 1,490,000  TXU Energy Co., 10.25%, 11/1/15 (b)                     1,072,800
                                                                   $1,274,800
            Independent Power Producer & Energy Traders - 1.1 %
 800,000    Intergen NV, 9.0%, 6/30/17                             $  824,000
 750,000    NRG Energy, Inc., 7.375%, 1/15/17                         725,625
                                                                   $1,549,625
            Total Utilities                                        $2,824,425
            TOTAL CORPORATE BONDS                                  $81,208,900
            (Cost  $82,815,402)

            MUNICIPAL BONDS - 0.0 %
            Commercial Services & Supplies - 0.0 %
            Environmental & Facilities Services - 0.0 %
 100,000    Ohio Air Quality Development, Floating Rate Note, 6/8/2$   10,000
            TOTAL MUNICIPAL BONDS                                  $   10,000
            (Cost  $100,000)

            SENIOR FLOATING RATE LOAN INTERESTS - 3.3 % **
            Materials - 0.2 %
            Steel - 0.2 %
 523,221    Niagara Corp., Term Loan, 6/30/14                      $  243,920
            Total Materials                                        $  243,920
            Capital Goods - 0.2 %
            Aerospace & Defense - 0.1 %
 217,032    Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14          $  200,754
            Construction & Engineering - 0.1 %
 100,000    Custom Building Products, 2nd Lien Term Loan, 4/20/12  $   95,125
            Total Capital Goods                                    $  295,879
            Automobiles & Components - 0.2 %
            Tires & Rubber - 0.2 %
 245,000    Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14$  229,600
            Total Automobiles & Components                         $  229,600
            Consumer Services - 0.4 %
            Casinos & Gaming - 0.4 %
 111,956    Gateway Casinos & Entertainment, Delayed Draw Term Loan$   90,684
 552,746    Gateway Casinos & Entertainment, Term Advance Loan, 9/3   447,724
                                                                   $  538,408
            Total Consumer Services                                $  538,408
            Household & Personal Products - 0.1 %
            Household Products - 0.1 %
 100,000    Yankee Candle Co., Term Loan, 2/6/14                   $   94,450
            Total Household & Personal Products                    $   94,450
            Health Care Equipment & Services - 1.5 %
            Health Care Equipment - 1.4 %
 1,000,000  Talecris Biotherapeutics Holdings Corp., Term Loan, 12/$  984,167
 1,000,000  Talecris Biotherapeutics, Inc., Term Loan, 12/6/13        984,375
                                                                   $1,968,542
            Health Care Supplies - 0.1 %
 210,000    IM US Holdings, Term Loan, 6/26/15                     $  204,750
            Total Health Care Equipment & Services                 $2,173,292
            Insurance - 0.1 %
            Insurance Brokers - 0.1 %
 99,745     USI Holdings Corp., Tranche B Term Loan, 5/5/14        $   90,768
            Total Insurance                                        $   90,768
            Technology Hardware & Equipment - 0.0 %
            Electronic Components - 0.0 %
 302        Flextronics Semiconductor, Delayed Draw Term Loan, 10/1$      273
 1,052      Flextronics Semiconductor, Closing Date Loan, 10/1/14         951
                                                                   $    1,224
            Total Technology Hardware & Equipment                  $    1,224
            Semiconductors - 0.1 %
            Semiconductor Equipment - 0.1 %
 156,663    Freescale Semiconductor, Inc., New Term Loan, 12/15/14 $  158,229
            Total Semiconductors                                   $  158,229
            Telecommunication Services - 0.1 %
            Wireless Telecommunication Services - 0.0 %
 110,000    Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14     $   99,183
            Total Telecommunication Services                       $   99,183
            Utilities - 0.4 %
            Electric Utilities - 0.2 %
 448,855    Texas Competitive Electric Holdings, Initial Tranche B2$  356,503
            Independent Power Producer & Energy Traders - 0.2 %
 165,278    NRG Energy, Inc., Term Loan, 2/1/13                    $  157,289
 89,134     NRG Energy, Inc., Credit Linked Term Loan, 2/1/13          84,825
                                                                   $  242,114
            Total Utilities                                        $  598,617
            TOTAL SENIOR FLOATING RATE LOAN INTERESTS              $4,523,570
            (Cost  $4,989,498)

            TEMPORARY CASH INVESTMENTS - 4.2 %
            Securities Lending Collateral  - 4.2 % (c)
            Certificates of Deposit:
 276,910    Bank of Nova Scotia 0.25%, 11/17/09                    $ 276,910
 292,294    BNP Paribas NY, 0.3%, 11/17/09                           292,294
 184,607    Rabobank Nederland NY, 0.24%, 12/11/09                   184,607
 184,607    Societe Generale, 0.27%, 12/4/09                         184,607
 184,607    Toronto Dominion, 0.23%, 12/16/09                        184,607
                                                                   $1,123,025
            Commercial Paper:
 307,563    BBVA London, 0.29%, 11/6/09                            $ 307,563
 184,483    CBA Financial, 0.27%, 12/29/09                           184,483
 184,491    HND AF, 0.30%, 12/15/09                                  184,491
 153,775    HSBC, 0.24%, 12/2/09                                     153,775
 30,755     HSBC, 0.24%, 12/3/09                                      30,755
 276,760    NABPP, 0.29%, 12/7/09                                    276,760
 307,678    Cafco, 0.40%, 10/1/09                                    307,678
 230,751    Char FD, 0.30%, 10/5/09                                  230,751
 76,904     Char FD, 0.28%, 10/26/09                                  76,904
 92,258     Ciesco, 0.33%, 11/23/09                                   92,258
 92,260     Ciesco, 0.25%, 12/7/09                                    92,260
 141,518    Fasco, 0.20%, 10/19/09                                   141,518
 153,806    Kithaw, 0.23%, 11/3/09                                   153,806
 193,776    Old LLC, 0.30%, 10/16/09                                 193,776
 123,176    Old LLC, 0.32%, 10/15/09                                 123,176
 153,766    Ranger, 0.24%, 12/11/09                                  153,766
 146,119    TB LLC, 0.20%, 10/5/09                                   146,119
 62,170     GE, 0.23%, 10/26/09                                       62,170
 107,387    Santander U.S. Debt, 0.37%, 11/20/09                     107,387
                                                                   $3,019,396
            Tri-party Repurchase Agreements:
 892,265    Deutsche Bank, 0.06%, 10/1/09                          $ 892,265
 406,670    Barclays Capital Markets, 0.01%, 10/1/09                 406,670
                                                                   $1,298,935
 Shares
            Money Market Mutual Fund:
 123,071    Dreyfus Preferred Money Market Fund                    $ 123,071
 153,839    Fidelity Prime Money Market Fund                         153,839
                                                                   $ 276,910
            Total Securities Lending Collateral                    $5,718,266
            TOTAL TEMPORARY CASH INVESTMENTS                       $5,718,266
            (Cost  $5,718,266)
            TOTAL INVESTMENT IN SECURITIES - 101.8 %               $138,992,173
            (Cost  $138,010,554)(a)
            OTHER ASSETS AND LIABILITIES - (1.8) %                 $(2,465,668)
            TOTAL NET ASSETS - 100.0 %                             $136,526,505

 *          Non-income producing security

 PIK        Represents a pay in kind security

 (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $17,486,372 or 12.8% of total net assets.

 ** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
            Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $138,145,566 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost              $5,133,666

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value               (4,287,059)

            Net unrealized gain                                    $846,607

 (b)        At September 30, 2009, the following security was out on loan:

 Principal
 Amount ($)                        Security                           Value
 118,000    Allison Transmission, 11.0%, 11/1/15 (144A)            $
119,931
 300,000    Cricket Communications I, 9.375%, 11/1/14
316,141
 1,000,000  Crown Cork and Seal Co., Inc., 7.375%, 12/15/26
904,010
 540,000    D.R. Horton, Inc., 2.0%, 5/15/14
621,060
 250,000    Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)
232,500
 220,000    Live Nation, Inc., 2.875%, 7/15/27
158,343
 336,600    Sally Holdings LLC, 10.5%, 11/15/16
364,159
 113,000    Scientific Games International, Inc., 9.25%, 6/15/19 (14
120,569
 300,000    TXU Energy Co., 10.25%, 11/1/15
228,727
 495,000    TRW Automotive, Inc., 7.25%, 3/15/17
437,095
 1,000,000  Yankee Acquisition Corp., 9.75%, 2/15/17
929,688
 Shares
 588,000    Be Aerospace, Inc. *
615,056
 7,000      Inverness Medical Innovations, Inc. *
271,110
 14,000     Scientific Games Corp. *
221,620
            Total                                                  $5,540,009

 (c) Securities lending collateral is managed by Credit Suisse, New York Branch.

 (d)        Debt obligation with a variable interest rate.
            Rate shown is rate at period end.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                             Level 1      Level 2      Level 3      Total
Convertible Corp bonds        $0        $22,514,013      $0      $22,514,013
Convertible Preferred       2,802,919     2,477,091       0        5,280,010
Asset Backed Sec               0           407,774        0          407,774
Collateralized mort obl        0           387,000        0          387,000
Common stocks              17,606,108          0       1,336,532  18,942,640
Corporate Bonds                0        81,208,900         0     81,208,900
Municipal Bonds                0           10,000          0         10,000
Senior Floating rate loans     0         4,523,570         0      4,523,570
Temporary Cash investments   276,190     5,441,356         0      5,718,266
Total                    $20,685,937   $116,969,704  $1,336,532 $138,992,173

               Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                               Common
                                                               stocks
Balance as of 12/31/08                                              $ -
Realized gain (loss)                                                  -
Change in unrealized appreciation (depreciation)                      -
Net purchases (sales)                                                 -
Transfers in and out of Level 3                                 1,336,532
Balance as of 9/30/09                                          $1,336,532


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.